As filed with the Securities and Exchange Commission on April 29, 2009

Registration No. 333-153773

811-07042

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Dreyfus/Transamerica Triple Advantage® Variable Annuity

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☐

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 34

SEPARATE ACCOUNT VA-2L

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8383

Darin D. Smith, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on May 1, 2009 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE®

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA-2L

by

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus - May 1, 2009

This flexible purchase payment deferred variable annuity contract has many investment choices. There is a variable account that currently provides a means of investing in various investment choices. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the variable account.

This prospectus and the underlying fund prospectuses give you important information about the contracts and the underlying fund portfolios. Please read them carefully. Transamerica will not accept purchase payments for new contracts.

If you would like more information about the Dreyfus/Transamerica Triple Advantage® Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2009. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity contract can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the contracts and the variable account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of purchase payments

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

TRANSAMERICA SERIES TRUST –INITIAL CLASS

Managed by Transamerica Investment Management, LLC

Transamerica Equity VP

DREYFUS VARIABLE INVESTMENT FUND – SERVICE CLASS

Managed by The Dreyfus Corporation

Appreciation Portfolio

Developing Leaders Portfolio

Growth and Income Portfolio

International Equity Portfolio

International Value Portfolio

Quality Bond Portfolio

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Money Market Portfolio

DREYFUS STOCK INDEX FUND, INC. –SERVICE CLASS

Managed by The Dreyfus Corporation and

Mellon Equity Associates as index fund manager

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation

DREYFUS INVESTMENT PORTFOLIOS – SERVICE CLASS

Managed by The Dreyfus Corporation

Core Value Portfolio

MidCap Stock Portfolio

Technology Growth Portfolio

2

3

GLOSSARY OF TERMS

Account Value— On or before the annuity date, the account value is equal to the owner’s:

•	purchase payments; minus

•

gross partial surrenders (partial surrenders plus or minus any excess interest adjustments plus the surrender charge (the portion of the requested partial surrender that is subject to surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the variable account; minus

•	losses in the variable account; minus

•	service charges, rider fees, premium taxes, transfer fees, and any other charges, if any.

Adjusted Account Value— The account value increased or decreased by any excess interest adjustment.

Annuitant— The person on whose life any annuity payments involving life contingencies will be based.

Annuity Date— The date upon which annuity payments are to commence. This date may be any date at least thirty days after the contract date and may not be later than the last day of the contract month following the month after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95. The annuity date may have to be earlier for qualified contracts and may be earlier if required by state law.

Annuity Payment— An amount paid by Transamerica at regular intervals after the annuity date to the annuitant and/or any other payee specified by the owner. It may be on a variable or fixed basis.

Annuitize (Annuitization)— When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Cash Value— The adjusted account value less any applicable surrender charge and any rider fees (imposed upon surrender).

Contract Year— A contract year begins on the date in which the contract becomes effective and on each contract anniversary.

Excess Interest Adjustment— A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account— One or more investment choices under the contract that are part of Transamerica’s general assets and are not in the variable account.

Guaranteed Period Options— The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which purchase payments may be paid or amounts transferred.

Owner (you, your)— The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity date is the person designated as the owner or a successor owner in the information provided to us to issue a contract.

Separate Account Value— The portion of the contract value that is invested in the separate account.

Subaccount— A subdivision within the variable account, the assets of which are invested in specified underlying fund portfolios.

Valuation Period— The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of

4

values. Such determination shall be made on each business day.

Variable Account— Separate Account VA-2L, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which purchase payments under the contracts may be allocated.

Variable Accumulation Unit— An accounting unit of measure used in calculating the account value in the variable account before the annuity date. is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

5

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY CONTRACT

The flexible premium deferred variable annuity contract offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the variable account and the fixed account of Transamerica. The contract is intended to accumulate money for retirement or other long-term investment purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan.

This contract currently offers subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The account value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all account value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The contract, like all deferred annuity contracts, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the contract. The income phase occurs when you begin receiving regular payments from your contract. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.	PURCHASE PAYMENTS

You can add as little as $50 at any time during the accumulation phase. We will not accept purchase payments for new contracts.

3.	INVESTMENT CHOICES

You can allocate your purchase payments to one or more of the following investment choices described in the underlying fund prospectuses:

Transamerica Equity VP – Initial Class

Appreciation Portfolio – Service Class

Developing Leaders Portfolio – Service Class

Growth and Income Portfolio – Service Class

International Equity Portfolio – Service Class

International Value Portfolio – Service Class

Quality Bond Portfolio – Service Class

Money Market Portfolio

Stock Index Fund, Inc. – Service Class

Socially Responsible Growth Fund, Inc. – Service Class

Core Value Portfolio – Service Class

MidCap Stock Portfolio – Service Class

Technology Growth Portfolio – Service Class

Contract owners who purchased the contract after January 22, 2001, may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-Account and the Transamerica Equity Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica Equity Sub-account) are only available to contract owners that purchased the contract before January 22, 2001. The Service Class has a Rule 12b-1 Plan and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

6

You can also allocate your purchase payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 18 transfers per contract year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the contract will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table may only apply to contracts issued after May 1, 2002. See Appendix B for older contracts. Please see your contract to determine your specific coverage and expenses.

No deductions are made from purchase payments at the time you buy the contract so that the full amount of each purchase payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of purchase payments surrendered within seven years after the purchase payment is paid. We will calculate surrender charges by taking the earnings, if any, out before purchase payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”); 1.50% (if you choose the Annual Step-Up Death Benefit); or 2.10% (if you choose the “Double Enhanced Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the account value on each contract anniversary and at the time of surrender. The charge is waived if either the account value or the sum of all purchase payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, which currently range from 0% to 3.50%.

If you elect the optional Initial Payment Guarantee, then there is a daily fee (during the income phase) equal to an effective annual rate of 1.25% of the unit value in the subaccounts will be applied after the annuity date and throughout the income phase.

If you elect the Additional Death Benefit Rider, then there is an annual rider fee during the accumulation phase of 0.25% of the account value.

If you elect the Additional Death Benefit Rider II, then there is an annual fee during the accumulation phase equal to 0.55% of the account value.

If you elect the Liquidity Rider, there is a daily fee equal to an effective annual rate of 0.40% of the unit value in the subaccounts. This fee is only charged for the first four contract years.

If you elect the Premium Accelerator Rider, a daily fee equal to an effective annual rate of 0.20% of the unit value in the subaccounts will be applied. This fee is only deducted for the first nine contract years.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

7

6.	ACCESS TO YOUR MONEY

You can take out $500 or more anytime during the accumulation phase (except under certain qualified contracts). After one year, you may, free of surrender charges and once each contract year, take out up to the greater of:

•	10% of your purchase payments less surrenders deemed to be from purchase payments; or

•	any gains in the contract.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge and/or excess interest adjustment. You may have to pay income tax and a tax penalty on any money you take out.

The gains in the contract are the amount equal to the account value, minus the sum of all purchase payments, reduced by all prior partial surrenders deemed to be from purchase payments.

If you have account value in the fixed account, you may also take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified contracts may be restricted or prohibited by law or regulation or the terms of the plan.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The contract allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit. Required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

The contract generally offers a choice of one of the following optional guaranteed minimum death benefits:

•	Double Enhanced;

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified contract during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified contracts, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified contracts, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

8

10.	ADDITIONAL FEATURES

This contract has additional features that might interest you. These include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your contract is in the accumulation phase. This feature is referred to as the “Systematic Withdrawal Option” or “SWO.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 50% of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee.” There is an extra charge for this rider.

•

You can elect one of two optional riders that might pay an additional amount on top of the contract death benefit, in certain circumstances. These features are called the “Additional Death Benefit Rider” or “ADB” and the “Additional Death Benefit Rider II” or “ADB II”. There is an extra charge for these riders.

•

You can elect an optional rider that reduces the number of years each purchase payment is subject to surrender charges. You can only elect this rider at the time you purchase your contract. This feature is called the “Liquidity Rider”. There is an extra charge for this rider.

•

You can elect an optional rider that adds a premium accelerator to the account value. You can only elect this rider at the time you purchase your contract. This feature is called the “premium accelerator”. There is an extra charge for this rider.

•

Under certain medically related circumstances, you may surrender all or part of the account value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Withdrawal Option.”

•

Under certain unemployment circumstances, you may surrender all or a portion of the account value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional purchase payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $250 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging” or “DCA.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the account value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all contracts, may vary for certain contracts, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation. Additionally, these features may not be offered in the future, as determined by Transamerica.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your contract for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the contract), or whatever longer time may be required by state law. The contract will then be deemed void. If state law requires, we will refund your original premium payment(s).

9

No Probate. Usually, the person receiving the death benefit under this contract will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.

Older Contracts. See Appendix B for information on how older contracts have different features and requirements, and sometimes different fees and deductions.

Section 1035 Exchanges. Before exchanging one annuity contract for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the contract described in this prospectus, you might have to pay a surrender charge and tax, including a penalty tax, on your old annuity contract, there will be a new surrender charge period for this contract, other fees and charges may be higher (or lower) under this contract, and the benefits under this contract may be different. You should not exchange another annuity contract for this contract unless you determine, after knowing all of the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract. If you decide to purchase this contract through a 1035 Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you will have to pay tax on the surrender.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. Please note that this prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your contract for specific variations because any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2008) is in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

1-800-525-6205

You may check your contract at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your contract. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

10

ANNUITY CONTRACT FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Contract Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of purchase payments surrendered)(2)	7%
Transfer Fee(3)	$0 - $10
Special Service Fee	$0 - $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses.

Annual Service Charge	$0 - $35 Per Contract
Variable Account Annual Expenses (as a percentage of average separate account value):
Base Variable Account Expenses:
Mortality and Expense Risk Fee(4)	1.15%
Administrative Charge	0.15%
Total Variable Account Annual Expenses	1.30%
Optional Variable Account Expenses:
Double Enhanced Death Benefit(5)	0.80%
Annual Step-Up Death Benefit(6)	0.20%
Liquidity Rider(7)	0.40%
Premium Accelerator(8)	0.20%
Total Variable Account Annual Expenses with Highest Optional Variable Account Expenses(9)	2.50%
Annual Optional Rider Fees(10):
Additional Death Benefit Rider(11)	0.25%
Additional Death Benefit Rider II(12)	0.55%

The next items shows the lowest and highest total operating expenses charged by underlying fund portfolios for the year ended December 31, 2008 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning underlying fund portfolios fees and expenses are contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(13):	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.53%	1.48%

The following Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest expenses of any of the portfolios for the year

11

ended December 31, 2008, and the base contract with the Doubled Enhanced Death Benefit, Liquidity Rider, and Additional Death Benefit Rider II.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years
If the contract is surrendered at the end of the applicable time period	$1159	$1931	$2738	$4465
If the contract is annuitized at the end of the applicable time period Or if you do not surrender your contract	$459	$1383	$2275	$4465

For information concerning compensation paid for the sale of the contracts, see “Distributor of the Contracts.”

(1)	The fee table applies only to the accumulation phase. During the accumulation phase the fees may be different that those described in the Annuity Contract Fee Table. See Section 5, Expenses.

(2)

The surrender charge, if any is imposed, applies to each contract, regardless of how account value is allocated among the investment choices. The surrender charge is decreased based on the number of years since the purchase payment was made.

If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity date. See Section 5, Expenses.

(3)

The transfer fee, if any is imposed, applies to each contract, regardless of how account value is allocated among the investment choices. There is no fee for the first 18 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(5)	The fee for the “Double Enhanced Death Benefit” (0.80%) is in addition to the mortality and expense risk and administrative fees.

(6)	The fee for the “Annual-Step Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fees.

(7)	The fee for the “Liquidity Rider” (0.40%) is in addition to the mortality and expense risk and administrative fees. The fee is only charged in the first four contract years.

(8)	The Premium Accelerator fee (0.20%) is only deducted in the first nine contract years.

(9)	This reflects the base separate account expenses plus the Double Enhanced Death Benefit and Liquidity Rider, but does not include any annual optional rider fees.

(10)	In some cases, riders to the policy are available that provide optional benefits that are not described in detail in this prospectus. There are additional fees (each year) for those riders.

(11)	The annual Additional Death Benefit Rider fee is 0.25% of the account value and is deducted only during the accumulation phase.

(12)	The annual Additional Death Benefit Rider II fee is 0.55% of the account value and is deducted only during the accumulation phase.

(13)

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2008 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual expenses of the portfolios in future years and the current year may be greater or less than those shown in the Table.

12

1.	THE ANNUITY CONTRACT

This prospectus describes the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract issued by Transamerica Life Insurance Company. Contracts may have different features than those described in this prospectus (such as different death benefits or annuity payments) and different charges. These differences are noted in Appendix B.

An annuity is a contract between you - owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity date.

The contract is a deferred annuity because until the annuity date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The contract is a flexible premium variable annuity. You can use the contract to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own contract.

The contract is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity date. You are not required to make any additional investments.

The contract is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the variable account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the variable account. The amount of annuity payments you receive during the income phase from the variable account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this rider.

The contract also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE PAYMENTS

Contract Issue Requirements

Transamerica will not accept purchase payments for new contracts.

Additional Purchase Payments

You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the accumulation phase. Additional purchase payments must be at least $50. We will credit additional purchase payments to your contract as of the business day we receive your purchase payment and required information.

You should make checks for purchase payments payable only to Transamerica Life Insurance Company and send them to the Transamerica Annuity Service Center. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the contract.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from rollovers or transfers

13

from other financial institutions. Any third party checks not accepted by the Company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Maximum Total Purchase Payments

We reserve the right to reject cumulative purchase payments above $1,000,000 for issue ages 0 to 80 for contracts with the same owner or same annuitant. For issue ages over 80, we reserve the right to reject cumulative purchase payments above $500,000 for contracts with the same owner or same annuitant.

Allocation of Purchase Payments

When you add additional purchase payments to the contract, we will allocate your purchase payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments the same way, unless you request a different allocation.

If you allocate purchase payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your purchase payment.

You may change allocations for future additional purchase payments by sending us written instructions or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to purchase payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any purchase payment.

Account Value

You should expect your account value to change from valuation period to valuation period. The account value varies based on the performance of the accumulation units. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Variable Account

The following variable subaccounts are available under the contract. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this contract are listed below. The following variable investment choices are currently offered through this contract:

TRANSAMERICA SERIES TRUST –INITIAL CLASS

Managed by Transamerica Investment Management, LLC

Transamerica Equity VP

DREYFUS VARIABLE INVESTMENT FUND –SERVICE CLASS

Managed by The Dreyfus Corporation

Appreciation Portfolio

Developing Leaders Portfolio

Growth and Income Portfolio

International Equity Portfolio

International Value Portfolio

Quality Bond Portfolio

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Money Market Portfolio

14

DREYFUS STOCK INDEX FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation

and Mellon Equity Associates as index fund manager

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation

DREYFUS INVESTMENT PORTFOLIOS –SERVICE CLASS

Managed by The Dreyfus Corporation

Core Value Portfolio

MidCap Stock Portfolio

Technology Growth Portfolio

Contract owners who purchased a contract after January 22, 2001, may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-account and the Transamerica Equity Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica Equity Sub-account) are only available to contract owners that purchased the contract before January 22, 2001.

The general public may not purchase shares of these underlying fund portfolios. The name and investment objectives and policies may be similar to other portfolios and managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other underlying fund portfolios.

More detailed information, including an explanation of the underlying fund portfolio’s investment objectives, may be found in the current prospectus for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Fund Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with The Dreyfus Corporation and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi/annual reports.

15

Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate. You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for purchase payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the variable account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”).

Nothing contained herein shall prevent the variable account from purchasing other securities for other series or classes of variable annuity contracts, or from affecting an exchange between series or classes of variable annuity contracts on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, Transamerica may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation, be invested in the subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or

16

(iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the contracts to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

The Fixed Account

Purchase payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

We guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your contract specification page (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your contract. The excess interest adjustment will not decrease the interest credited to your contract below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the contract is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your contract will remain level for the entire income phase.

We reserve the right to refuse any purchase payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest purchase payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the

17

maximum amount you can transfer in any one contract year is 25% of the amount in that guaranteed period option, less any previous transfers during the current contract year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received at our administrative and service office while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account if we are crediting the guaranteed minimum.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other contract owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all contract owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

18

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some contract owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some contract owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

19

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter frequent or harmful transfers by such contract owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or other disruptive trading may be limited by provisions of the variable insurance product.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other contract owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Contract owners should be aware that we may not have the contractual ability or the operational capacity to monitor contract owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers. Accordingly, contract owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Contract owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual contract owners, and to restrict or prohibit further purchases or transfers by specific contract owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Contract owners and other persons with material rights under the variable

20

insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an variable accumulation unit by dividing the increase (decrease) for that unit by the value of the variable accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. The deduction of any applicable premium taxes, surrender charges, or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e. before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

5.	EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table and expense examples may only apply to contracts issued after May 1, 2002. See Appendix B for older contracts. Please see your contract to determine your specific expenses.

There are charges and expenses associated with your contract that reduce the return on your investment in the contract.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified contracts). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

After the first year, you can surrender up to the greater

21

of 10% of your purchase payments (less partial surrenders deemed to be from purchase payments) or any gains in the contract once each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each purchase payment:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1	7%
1 – 2	7%
2 – 3	6%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
more than 7	0%

For example, assume your purchase payment is $100,000 and your account value is $106,000 at the beginning of the second contract year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000 - $10,000).

Likewise, assume your account value is $80,000 (purchase payments $100,000) at the beginning of the second contract year and you surrender your contract. You would pay a surrender charge of $6,300 [7% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining account value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest purchase payment is considered to be surrendered next.

Surrender charges are waived under the Nursing Care and Terminal Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified contracts are considered to come from taxable earnings first. Under qualified contracts, surrenders may be prorated between taxable and nontaxable amounts.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your contract even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Date	Surrender Charge (as a percentage of adjusted account value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity date and not from the purchase payment date;

•	this surrender charge is a percentage of the adjusted account value applied to the Life with Emergency Cash® annuity payment option, and

22

not a percentage of purchase payment; and

•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. See “The Fixed Account” in Section 3.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the contract. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the contract, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the contract. We may also pay distribution expenses out of this charge.

During the accumulation phase, for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.15%. For the Annual Step-Up Death Benefit, the mortality and expense risk fee is at an annual rate of 1.35%. For the Double Enhanced Death Benefit, the mortality and expense risk fee is at an annual rate of 1.95%. During the income phase, the mortality and expense risk fee is always at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the contract (including certain distribution– related expense). This charge is equal to an annual rate of 0.15% per year of the daily net asset value of the variable account during both the accumulation phase and the income phase.

In addition, an annual service charge of $35 (but not more than 2% of the account value) is charged on each contract anniversary and at surrender. The service charge is waived if your account value or the sum of your purchase payments, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the purchase payments you make. We currently do not deduct for these taxes at the time you make a purchase payment. However, we will deduct the total amount of premium taxes, if any, from the account value when:

•	you begin receiving annuity payments;

•	you surrender the contract; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the contract for any taxes we incur because of the contract. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 18 free transfers per year before the annuity date. If you make more than 18

23

transfers per year, we reserve the right to charge $10 for each additional transfer. Purchase payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 18 free transfers per year. All transfer requests made on the same valuation daywill be treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily fee (during the income phase) currently at an effective annual rate of 1.25% of the unit value of the subaccounts. This fee may be higher or lower at the time you annuitize and elect the rider.

Additional Death Benefit Rider

If you elect the Additional Death Benefit Rider, there is an annual rider fee during the accumulation phase of 0.25% of the account value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Additional Death Benefit Rider II

If you elect the Additional Death Benefit Rider II, there is an annual rider fee during the accumulation phase of 0.55% of the account value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Liquidity Rider

If you elect the Liquidity Rider, a daily fee equal to an effective annual rate of 0.40% of the unit value in the subaccounts is deducted in calculating the variable accumulation unit values. The rider fee is only charged for the first four contract years.

Premium Accelerator

If you elect the Premium Accelerator, a daily fee at an effective annual rate of 0.20% of the unit value of the subaccounts will be applied. This fee is only deducted for the first nine contract years.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolio. The lowest and highest fund expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive the following types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies and TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the contracts and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Contract owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for

24

more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that we and our affiliates issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and TCI
Fund	Maximum Fee % of assets(1)
Transamerica Series Trust(2)	0.25%
Dreyfus Variable Investment Fund	0.30%
Dreyfus Stock Index Fund, Inc.	0.30%
The Dreyfus Socially Responsible Growth Fund, Inc.	0.30%
Dreyfus Investment Portfolios	0.30%

(1)

Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this contract and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

(2)

Because Transamerica Series Trust (“TST”) is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2008 we received $43,870,311.50 from TAM pursuant to these benefits. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Proceeds from certain of these payments by the Funds, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the contracts, see “Distributor of the Contracts” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your contract in the following ways:

•	by making a surrender (either a complete or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the account value.

After one year, you may take up to the greater of 10% of your purchase payments (less partial surrenders deemed to be from purchase payments) or any gains in the contract free of surrender charges once each contract year. Remember that any surrender you take will reduce the account value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal

25

tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified contracts may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment you select; however, you generally may not take any other surrenders, either complete or partial, unless you elect a Life with Emergency Cash® payment option.

If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the variable account for a surrender, a death benefit, or the death of the owner of a nonqualified contract, will generally occur within seven days from the date we receive all required information. We may defer such payment from the variable account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a purchase payment and/or freeze a contract owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your contract to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your purchase payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment.

An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

26

•	surrenders or transfers of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Withdrawal Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain contracts and may not be applicable for all contracts.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest annuity date generally cannot be after the contract month following the month in which the annuitant attains age 85 (in certain cases, we may allow the date to be up to the last day of the month following the month in which the annuitant attains age 95). The earliest annuity date is 30 days after you purchase your contract.

Before the annuity date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the contract).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The contract provides several annuity payments that are described below (these options are not available under the Guaranteed Minimum Income Benefit). You may choose any combination of annuity payments. We will use your adjusted account value to provide these annuity payments. If the adjusted account value on the annuity date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Guaranteed Minimum Income Benefit and Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

27

The annuity payments are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1— Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2— Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3— Life Income. You may choose between:

•	No Period Certain (fixed or variable)— Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)— Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Contract Proceeds (fixed only)— Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•

Life with Emergency Cash® (fixed or variable)— Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies, the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4— Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)— Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency Cash® (fixed or variable)— Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on

28

the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payments may be arranged by agreement with Transamerica. Some annuity payments may not be available in all states.

If your contract is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Contract Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 3 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the contract; and

•	you die before the annuity date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity date.

29

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the contract as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the contract within five years of your death for the adjusted account value minus any applicable rider fees.

Distribution requirements apply to the account value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Date

The death benefit payable, if any, on or after the annuity date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity date; and

•	the entire interest in the contract has not been paid;

THEN:

•	the remaining portion of such interest in the contract will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments under the Life with Emergency Cash®; and

•	annuitant dies before age 101 (or earlier, if a qualified contract);

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the annuitant will become the new owner.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the contract. The death benefit will generally be the greatest of:

•	account value on the date we receive the required information; or

•	cash value on the date we receive the required information (this will be more than the account value if there is a positive excess interest adjustment that exceeds the surrender charge); or

•	guaranteed minimum death benefit (discussed below), plus purchase payments (after the date of death), less gross partial surrenders from the date of death to the date the death benefit is paid.

Please note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to contracts issued after May 1, 2002. For other contracts, see Appendix B. Please see your contract to determine your specific coverage.

After the contract is issued, you cannot make an election and the death benefit cannot be changed from the death benefit option selected on your contract application.

A.	Double Enhanced Death Benefit

The death benefit under this option is the greater of

30

1 or 2 below:

1.	The 2% Annually Compounding through age 80 Death Benefit is:

•	the total purchase payments; less

•

any adjusted partial surrenders accumulated at an effective annual rate of 2% from the date any purchase payment is made or the date the adjusted partial surrender taken to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	On each contract anniversary before annuitant’s 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that contract year. The death benefit is equal to:

•	the largest account value on the contract date or on any contract anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any purchase payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 75 or older on the contract date (and the owner is 75 or older on the contract date).

There is an extra charge for this death benefit of 0.80% annually, for a total mortality and expense risk fee of 1.95%.

B.	Annual Step-Up Death Benefit

On each contract anniversary before annuitant’s 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that contract year. The death benefit is equal to:

•	the largest account value on the contract date or on any contract anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any purchase payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 75 or older on the contract date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 1.35%.

C.	Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total purchase payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the contract application. The charges are lower for this option.

The Guaranteed Minimum Death Benefit may vary for certain contracts and may not be available for all contracts.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the account value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total purchase payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your contract. If you have a qualified contract, minimum required distribution rules may require you to request a partial surrender.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general

31

discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity contract until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of contract— qualified or nonqualified. You will generally not be taxed on increases in the value of your contract until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Contracts

If you purchase the contract under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your contract is referred to as a qualified contract.

Qualified contracts are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) contract comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified contract. There are limits on the amount of contributions you can make to a qualified contract. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the purchase payments or the account value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the contract in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether

32

the death benefit options and riders available, with the contract, if any, comport with IRA qualification requirements.

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Surrenders— Qualified Contracts Generally

There are special rules that govern qualified contracts. Generally, these rules restrict:

•	the amount that can be contributed to the contract during any year;

•	the time when amounts can be paid from the contract; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the contract by a certain date. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover. The terms of the plan may limit the rights otherwise available to you under the contract. We have provided more information in the SAI.

We may make available under the policy certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed minimum withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed minimum withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a contract for use with any qualified retirement plan or arrangement.

Surrenders— 403(b) Contracts

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. The Internal Revenue Code limits surrenders from

33

certain 403(b) contracts. Surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the purchase payments and not any earnings.

For contacts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) contract comply with applicable tax requirements before we process your request.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified contracts generally are taxed in the same manner as surrenders from such contracts. Please refer to the SAI for further information applicable to distributions from 403(b) contracts.

Surrenders— Nonqualified Contracts

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your purchase payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your purchase payments paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from purchase payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax

34

advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments— by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments— by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

If your policy contains a guaranteed minimum withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the contract to attempt to maintain favorable tax treatment.

Federal Estate Taxes

35

While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the contract.

We have the right to modify the contract to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we

36

advise that you consult your tax advisor prior to selecting any optional benefit under the contract.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

10.	ADDITIONAL FEATURES

Systematic Withdrawal Option

You can select at any time (during the accumulation phase) to receive regular payments from your contract by using the Systematic Withdrawal Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% (annually) of your purchase payments (less partial surrenders deemed to be from purchase payments); and

(2)	is any gains in the contract.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions at our administrative and service office. Each payment must be at least $50. Monthly and quarterly payments may be required to be taken by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Withdrawal Option is in effect, the Systematic Withdrawal Option will terminate. There is no charge for this benefit.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (GMIB Rider) is no longer available, but contract owners who elected the GMIB prior to January 24, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 4% per year.

The Guaranteed Minimum Income Benefit may vary by state.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your contract. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

If you do not elect the Initial Payment Guarantee, then the amounts of the stabilized payments you receive will not be guaranteed.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment (i.e., the guaranteed payment). Once the Initial Payment Guarantee is added, the guaranteed percentage will not change during the life of the Initial Payment Guarantee.

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values after the annuity date.

The Initial Payment Guarantee fee is currently equal to an effective annual rate of 1.25% of the unit value in the subaccounts. The fee may be higher (or lower) at the time you annuitize. We can change the fee, and you pay whatever the fee is when you annuitize.

37

Other Terms and Conditions. You may purchase the Initial Payment Guarantee only at the time you annuitize your contract. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have selected this option.

The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain contracts and may not be available for all contracts.

Additional Death Benefit Rider

The optional Additional Death Benefit rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your contract, in certain circumstances. The Additional Death Benefit Rider is only available for issue ages through age 80.

Additional Death Benefit Rider Amount. The Additional Death Benefit Rider is only payable if you elected the rider prior to the death triggering the payment of the contract death benefit and a death benefit is payable under the contract. The Additional Death Benefit Rider is equal to:

•	the Additional Death Benefit Rider factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the account value on the date of death; minus

•	account value on the rider date; minus

•	purchase payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Benefit rider if there are no rider earnings on the date the death benefit is calculated.

If you purchased your contract as part of a 1035 exchange or added the Additional Death Benefit rider after you purchased the contract, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Benefit Rider was added to your contract.

The Additional Death Benefit Rider factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under this rider unless (a) the rider is in force, (b) a death benefit is payable on the contract, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the contract and the Additional Death Benefit Rider will be considered.

Please see Appendix C for an example which illustrates the Additional Death Benefit Rider payable as well as the effect of a partial surrender on the Additional Death Benefit Rider.

Spousal Continuation. If a spouse, as the new owner of the contract, elects to continue the contract instead of receiving a death benefit and the Additional Death Benefit Rider Amount, the spouse will receive a one-time account value increase equal to the Additional Death Benefit Rider Amount. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

38

Rider Fee. A rider fee, 0.25% of the account value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the contract or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Benefit Rider would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the contract is annuitized or surrendered, or

•	the Additional Death Benefit Rider is paid or added to the account value under a spousal continuation.

Once terminated, the Additional Death Benefit Rider may be re-elected, however, a new rider will be issued and the Additional Death Benefit rider Amount will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Benefit Rider may vary for certain contracts and may not be available for all contracts.

Additional Death Benefit Rider II

The optional Additional Death Benefit Rider II rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your contract, in certain circumstances. The Additional Death Benefit Rider II rider is available only for issue ages through age 75.

Additional Death Benefit Rider II Amount. The Additional Death Benefit Rider II rider is only payable if a death benefit is paid on the base contract to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the account value less any purchase payments added after the rider date.

The rider benefit percentage may vary, but currently equals 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the Additional Death Benefit Rider II if the account value on the date the death benefit is paid is less than the purchase payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the contract and the additional benefit will be considered.

Please see Appendix D for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

39

Spousal Continuation. If a spouse, as the new owner of the contract, elects to continue the contract instead of receiving the death benefit and additional benefit, the spouse will receive a one-time account value increase equal to the additional benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the account value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the contract or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the contract is annuitized or surrendered, or

•	the additional death benefit is paid or added to the account value under a spousal continuation.

Once terminated, the Additional Death Benefit Rider II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Benefit Rider II may vary for certain contracts and may not be available for all contracts.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each purchase payment is subject to surrender charges. This rider was only available at the time you purchased the contract.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1	7%
1 – 2	7%
2 – 3	6%
3 – 4	6%
more than 4	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.40% of the daily net asset value in the subaccounts is deducted in calculating the variable accumulation unit values. The rider fee is only charged for the first four contract years. In addition, interest credited to the fixed account may be lower than interest credited to the contract without the Liquidity Rider.

Variable Accumulation Unit Values. After the end of the fourth contract year, the 0.40% rider fee will no longer be assessed. We intend to administer the removal of the 0.40% charge by changing to a different class of variable accumulation units. This will result in adjusting the number of variable accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth contract year. The elimination of the fee and the adjustment in the number of variable accumulation units and unit values will not affect contract values.

Performance Data. The Historical Performance Data in the SAI and in other marketing material does not reflect the fee for the Liquidity Rider. Performance figures would be lower if the fee were included.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain contracts and may not be available for all contracts.

Premium Accelerator Rider

40

The Premium Accelerator rider was only available at the time you purchased your contract and only if you were age 75 or younger. If you elect the Premium Accelerator rider at issue, the initial purchase payment and each subsequent purchase payment will receive a Premium Accelerator which is added to the account value. The Premium Accelerator is currently 2.25%; however, we may change the accelerator rate at any time. The amount of the Premium Accelerator is not considered a purchase payment and therefore may not be included in the calculation of certain contract features. No Premium Accelerator will apply if the contract is canceled pursuant to the right to cancel provision.

In certain unusual circumstances, you might be worse off because of the Premium Accelerator. This could happen if the overall investment performance of your contract is negative (if the overall investment performance of your contract is positive you would be better off). This could also happen if the market does not perform well enough to offset the additional costs associated with the Premium Accelerator.

Rider Fee. There is a daily charge for the Premium Accelerator at an effective annual rate of 0.20% of the unit value in the subaccounts, but this fee is only deducted for the first nine contract years. Also, interest credited to the fixed account may be lower than interest credited to the contract without the Premium Accelerator rider. In addition to this fee, the surrender charge is higher and lasts longer if you elect the rider. In addition to the Rider Fee, Transamerica may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the Premium Accelerator.

The following schedule shows the surrender charges that apply during the nine years following payment of each purchase payment if you elect the Premium Accelerator rider:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1	9%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
7 – 8	2%
8 – 9	1%
more than 9	0%

You cannot elect both the Liquidity Rider and the Premium Accelerator rider.

Termination. The rider is irrevocable.

The Premium Accelerator rider may vary for certain contracts and may not be available for all contracts.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain contracts and may not be available for all contracts.

41

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the contract date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	the contract must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

This benefit may vary by state and may not be available in all states.

Telephone Transactions

You may generally make transfers and change the allocation of additional purchase payments by telephone.

If you authorize your registered representative to make transfers and change the allocation of additional purchase payments by telephone:

•	select the Owner(s) and Owners Registered Representative box on the “Telephone Transfer Authorization” form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers from certain source options (discussed below) into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more variable accumulation units when prices are low and fewer variable accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your contract:

•	Traditional— You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special— You may elect either a six or twelve month program. Transfers will begin as soon as the program is started.

A minimum of $250 per transfer is required. Thus, for

42

example, $1,500 is required to start a 6-month program and $3,000 is required to start a 12-month program. The minimum number of monthly or quarterly transfers is 6 and 4, respectively and the maximum is 24 and 8, respectively.

You can elect to transfer from one of the fixed or variable source options listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once the minimum required purchase payment is received even if multiple sources are funding your contract. (Please note, a Dollar Cost Averaging Program will not begin on the 29th, 30th or 31st of the month. If a program would have started on one of these dates, it will start on the first business day of the following month. If additional payments are received while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program;

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed account source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive purchase payments after a Dollar Cost Averaging program is completed and the additional purchase payment meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•

we receive additional purchase payments after a Dollar Cost Averaging program is completed, and the additional purchase payment does not meet the minimum requirements to start a Dollar Cost Averaging program

THEN;

•	we will, absent new instructions to the contrary, allocate the additional purchase payment as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before completion;

THEN:

•	we will absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain contracts and may not be available for all contracts. See your contract for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to

43

automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benenfit.

11.	OTHER INFORMATION

Ownership

You, as owner of the contract, exercise all rights under the contract. You can change the owner at any time by notifying us in writing at our administrative and service office. An ownership change may be a taxable event.

Right to Cancel Period

You may return your contract for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the contract), or whatever longer time may be required by state law. The amount of the refund will generally be the purchase payments paid and accumulated gains or losses in the variable account. Please note, we will not credit interest on amounts that you allocate to the fixed account if you return your contract for a refund during the right to cancel period. If state law requires, we will refund your original purchase payment(s). We will pay the refund within 7 days after we receive written notice of cancellation and the returned contract (at our administrative and service office) within the applicable time period. The contract will then be deemed void.

Assignment

You can also generally assign the contract any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. There may be limitations on your ability to assign a qualified contract. An assignment may have tax consequences.

We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis.

Transamerica Life Insurance Company

Transamerica Life Insurance Company is an Iowa stock life insurance company incorporated on June 30, 1906. It is mainly engaged in the sale of life insurance and annuity contracts. The address for Transamerica is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

All obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of Transamerica.

Financial Condition of the Company

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. It is important for you to understand the impact these events may have, not only on your Policy Value, but also on our ability to meet the guarantees under your Policy.

Assets in the Separate Account. You assume all of the investment risk for your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective Policy Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division – as well as the financial statements of the separate account – are located in the Statement of Additional Information (SAI). For a copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings can be found on our website.

The Variable Account

Transamerica established a separate account, called Separate Account VA-2L, under the laws of the State of California on May 22, 1992. The variable account receives and invests the purchase payments that are allocated to it for investment in shares of the underlying fund portfolios.

The variable account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the variable account or Transamerica. Income, gains and losses

44

(whether or not realized), from assets allocated to the variable account are, in accordance with the contracts, credited to or charged against the variable account without regard to Transamerica’s other income, gains or losses.

The assets of the variable account are held in Transamerica’s name on behalf of the variable account and belong to Transamerica. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Transamerica may conduct. The variable account may include other subaccounts that are not available under these contracts.

Mixed and Shared Funding

Before making a decision concerning the allocation of purchase payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this variable account and can accept investments from any insurance company variable account or qualified retirement plan. Since the underlying fund portfolios are available to registered variable accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this variable account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their variable accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

You may surrender your contract and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your contract after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new variable accumulation units at the then current price. Because of changes in market value, your new variable accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

45

Voting Rights

To the extent required by law, Transamerica will vote all shares of the underlying fund portfolios held in the variable account in accordance with instructions we receive from you and other owners that have voting interests in the funds/portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate fund/portfolio.

Distribution of the Contracts

We have entered into a distribution agreement with TCI for the distribution and sales of the contracts. Under the agreement, the contracts are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws and state insurance laws, and that sell the policies through written agreements with TCI. We pay commissions to TCI which are passed through to selling firms. We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and pay commissions to TCI for sales of the contracts by the selling firms. We also may pay compensation to financial institutions for their services in connection with the sale and servicing of the contracts.

Commissions of up to 7% of purchase payments plus an annual continuing fee based on account values will be paid to the selling firms (additional amounts may be paid as overrides to wholesalers). These commissions are not deducted from purchase payments.

To the extent permitted by FINRA rules of the Financial Industry Regulatory Authority, promotional incentives or payments may also be provided to selling firms based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We and/or TCI may pay selling firms additional amounts for: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them and their representatives. We and/or TCI may make payments to selling firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.

The selling firms may pass on to their sales representatives a portion of the payments made to the selling firms in accordance with their respective internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;

•	the surrender charge;

•	the mortality and expense risk fee;

•	revenues, if any, that we receive from the underlying fund portfolios or their managers; and

•	investment earnings on amounts allocated to the fixed account.

Other incentives or payments, like commissions, are not charged to the contract owners or the separate

46

account.

Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the variable account is a party or to which the assets of the variable account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the variable account, TCI, or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Contract— General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Contracts
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix A
Condensed Financial Information

47

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for contracts with the highest total variable account expenses and contracts with the lowest total variable account expenses available on December 31, 2008. Should the total variable account expenses applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Subaccount	Year	2.50%
		Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class	2008	$1.863447	$0.981483	0.000
Sub-Account inception May 4, 1998	2007	$1.642755	$1.863447	0.000
	2006	$1.548751	$1.642755	0.000
	2005	$1.362102	$1.548751	0.000
	2004	$1.205665	$1.362102	0.000
	2003	$1.000000	$1.205665	0.000
Appreciation Portfolio – Service Class	2008	$1.424649	$0.976695	0.000
Sub-Account inception April 5, 1993	2007	$1.366806	$1.424649	0.000
	2006	$1.205500	$1.366806	0.000
	2005	$1.186683	$1.205500	0.000
	2004	$1.160764	$1.186683	0.000
	2003	$1.000000	$1.160764	0.000
Developing Leaders Portfolio – Service Class	2008	$1.235564	$0.750021	0.000
Sub-Account inception January 4, 1993	2007	$1.427691	$1.235564	0.000
	2006	$1.413529	$1.427691	0.000
	2005	$1.372503	$1.413529	0.000
	2004	$1.266961	$1.372503	0.000
	2003	$1.000000	$1.266961	0.000
Growth and Income Portfolio – Service Class	2008	$1.477374	$0.857056	0.000
Sub-Account inception December 15, 1994	2007	$1.399814	$1.477374	0.000
	2006	$1.255088	$1.399814	0.000
	2005	$1.246372	$1.255088	0.000
	2004	$1.191613	$1.246372	0.000
	2003	$1.000000	$1.191613	0.000
International Equity Portfolio – Service Class	2008	$2.508614	$1.410603	0.000
Sub-Account inception December 15, 1994	2007	$2.201016	$2.508614	0.000
	2006	$1.833214	$2.201016	0.000
	2005	$1.641669	$1.833214	0.000
	2004	$1.354955	$1.641669	0.000
	2003	$1.000000	$1.354955	0.000
International Value Portfolio – Service Class	2008	$2.114222	$1.289430	0.000
Sub-Account inception May 1, 1996	2007	$2.085516	$2.114222	0.000
	2006	$1.746545	$2.085516	0.000
	2005	$1.602717	$1.746545	0.000
	2004	$1.370969	$1.602717	0.000
	2003	$1.000000	$1.370969	0.000
Quality Bond Portfolio – Service Class	2008	$1.026025	$0.956306	0.000
Sub-Account inception January 4, 1993	2007	$1.018191	$1.026025	0.000
	2006	$1.004393	$1.018191	0.000
	2005	$1.006681	$1.004393	0.000
	2004	$1.001382	$1.006681	0.000
	2003	$1.000000	$1.001382	0.000

48

Money Market Portfolio – Initial Class	2008	$1.015488	$1.015837	0.000
Sub-Account inception January 4, 1993	2007	$0.992672	$1.015488	0.000
	2006	$0.972772	$0.992672	0.000
	2005	$0.971215	$0.972772	0.000
	2004	$0.987637	$0.971215	0.000
	2003	$1.000000	$0.987637	0.000
Dreyfus Stock Index Fund, Inc. – Service Class	2008	$1.520159	$0.929474	0.000
Sub-Account inception January 4, 1993	2007	$1.484296	$1.520159	0.000
	2006	$1.320501	$1.484296	0.000
	2005	$1.295964	$1.320501	0.000
	2004	$1.203814	$1.295964	0.000
	2003	$1.000000	$1.203814	0.000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2008	$1.379038	$0.880023	0.000
Sub-Account inception October 7, 1993	2007	$1.315139	$1.379038	0.000
	2006	$1.237124	$1.315139	0.000
	2005	$1.226842	$1.237124	0.000
	2004	$1.187097	$1.226842	0.000
	2003	$1.000000	$1.187097	0.000
Core Value Portfolio – Service Class	2008	$1.624791	$1.015423	0.00
Sub-Account inception May 1, 1998	2007	$1.620485	$1.624791	0.000
	2006	$1.370792	$1.620485	0.000
	2005	$1.334826	$1.370792	0.000
	2004	$1.227797	$1.334826	0.000
	2003	$1.000000	$1.227797	0.000
MidCap Stock Portfolio – Service Class	2008	$1.540180	$0.894755	0.000
Sub-Account inception May 1, 1998	2007	$1.557298	$1.540180	0.000
	2006	$1.482349	$1.557298	0.000
	2005	$1.394676	$1.482349	0.000
	2004	$1.251541	$1.394676	0.000
	2003	$1.000000	$1.251541	0.000
Technology Growth Portfolio – Service Class	2008	$1.487945	$0.852831
Sub-Account inception October 1, 1999	2007	$1.332880	$1.487945	0.000
	2006	$1.313126	$1.332880	0.000
	2005	$1.300592	$1.313126	0.000
	2004	$1.330119	$1.300592	0.000
	2003	$1.000000	$1.330119	0.000

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class	2008	$1.769136	$0.942915	47,290.861
Sub-Account inception May 4, 1998	2007	$1.541267	$1.769136	69,299.643
	2006	$1.436101	$1.541267	113,676.706
	2005	$1.248282	$1.436101	72,960.000
	2004	$1.091940	$1.248282	47,357.000
	2003	$0.842931	$1.091940	43,548.632
	2002	$1.000000	$0.842931	55,649.635
Appreciation Portfolio – Service Class	2008	$1.284966	$0.891412	2,167,202.449
Sub-Account inception April 5, 1993	2007	$1.218288	$1.284966	2.407,320.669
	2006	$1.061961	$1.218288	2,695,398.530
	2005	$1.033187	$1.061961	3,041,573.000
	2004	$0.998754	$1.033187	3,211,030.000
	2003	$0.837329	$0.998754	3,442,054.087
	2002	$1.000000	$0.837329	1,152,464.949
Developing Leaders Portfolio – Service Class	2008	$0.992750	$0.609812	385,410.368
Sub-Account inception January 4, 1993	2007	$1.133591	$0.992750	446,760.263
	2006	$1.109241	$1.133591	601,316.426
	2005	$1.064476	$1.109241	671,516.000
	2004	$0.971085	$1.064476	662,380.000
	2003	$0.748900	$0.971085	597,001.992
	2002	$1.000000	$0.748900	265,683.254
Growth and Income Portfolio – Service Class	2008	$1.265618	$0.742957	570,086.410
Sub-Account inception December 15, 1994	2007	$1.185061	$1.265618	605,783.934
	2006	$1.050136	$1.185061	451,803.920
	2005	$1.030669	$1.050136	566,172.000
	2004	$0.973826	$1.030669	576,194.000
	2003	$0.780676	$0.973826	666,792.985
	2002	$1.000000	$0.780676	480,758.647

49

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class	2008	$2.192161	$1.247347	175,403.084
Sub-Account inception December 15, 1994	2007	$1.900731	$2.192161	193,194.949
	2006	$1.564621	$1.900731	188,094.544
	2005	$1.384779	$1.564621	154,923.000
	2004	$1.129519	$1.384779	134,601.000
	2003	$0.802572	$1.129519	154,826.113
	2002	$1.000000	$0.802572	62,516.133
International Value Portfolio – Service Class	2008	$1.742696	$1.075498	406,686.599
Sub-Account inception May 1, 1996	2007	$1.698797	$1.742696	411,957.056
	2006	$1.406073	$1.698797	386,132.186
	2005	$1.275222	$1.406073	403,033.000
	2004	$1.078034	$1.275222	392,995.000
	2003	$0.801301	$1.078034	432,606.442
	2002	$1.000000	$0.801301	197,462.003
Quality Bond Portfolio – Service Class	2008	$1.160859	$1.094832	3,283,676.869
Sub-Account inception January 4, 1993	2007	$1.138430	$1.160859	3,669,557.399
	2006	$1.109887	$1.138430	3,616,035.980
	2005	$1.099429	$1.109887	4,195,283.000
	2004	$1.080807	$1.099429	4,757,185.000
	2003	$1.044870	$1.080807	5,082,325.772
	2002	$1.000000	$1.044870	1,960,946.036
Money Market Portfolio – Initial Class	2008	$1.071773	$1.084873	2,710,390.000
Sub-Account inception January 4, 1993	2007	$1.035356	$1.071773	3,512,649.911
	2006	$1.0027640	$1.035356	758,300.759
	2005	$0.989478	$1.0027640	523,734.000
	2004	$0.994396	$0.989478	518,366.000
	2003	$1.000352	$0.994396	818,219.148
	2002	$1.000000	$1.000352	385,823.081
Dreyfus Stock Index Fund, Inc. – Service Class	2008	$1.354472	$0.838028	2,266,979.063
Sub-Account inception January 4, 1993	2007	$1.306942	$1.354472	2,426,889.780
	2006	$1.149142	$1.306942	2,708,040.028
	2005	$1.114620	$1.149142	2,723,433.000
	2004	$1.023219	$1.114620	2,767,334.000
	2003	$0.809430	$1.023219	2,406,711.640
	2002	$1.000000	$0.809430	871,193.095
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2008	$1.139638	$0.735914	156,392.518
Sub-Account inception October 7, 1993	2007	$1.074032	$1.139638	153,322.816
	2006	$0.998515	$1.074032	159,276.298
	2005	$0.978656	$0.998515	157,734.000
	2004	$0.935828	$0.978656	232,538.000
	2003	$0.753859	$0.935828	215,521.606
	2002	$1.000000	$0.753859	95,486.763
Core Value Portfolio – Service Class	2008	$1.398348
Sub-Account inception May 1, 1998	2007	$1.378233	$1.398348	1,607,192.458
	2006	$1.152258	$1.378233	1,792,437.255
	2005	$1.108933	$1.152258	2,073,521.000
	2004	$1.008051	$1.108933	2,195,500.000
	2003	$0.796894	$1.008051	2,193,220.004
	2002	$1.000000	$0.796894	983,770.185
MidCap Stock Portfolio – Service Class	2008	$1.345693	$0.791082	771,042.170
Sub-Account inception May 1, 1998	2007	$1.344626	$1.345693	844,573.886
	2006	$1.264968	$1.344626	873,328.659
	2005	$1.176271	$1.264968	992,114.000
	2004	$1.043162	$1.176271	1,028,138.000
	2003	$0.803700	$1.043162	912,997.391
	2002	$1.000000	$0.803700	535,717.020
Technology Growth Portfolio – Service Class	2008	$1.229139	$0.712882	121,821.043
Sub-Account inception October 1, 1999	2007	$1.088089	$1.229139	134,693.791
	2006	$1.059442	$1.088089	136,396.712
	2005	$1.037076	$1.059442	220,934.000
	2004	$1.048150	$1.037076	262,023.000
	2003	$0.704948	$1.048150	172,388.483
	2002	$1.000000	$0.704948	93,573.701

50

APPENDIX B

CONTRACT VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the contract. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the contract. There may be additional variations. Please see your actual contract and any attachments for determining your specific coverage.

Contract Form/Endorsement	Approximate First Issue Date
GNC-33-194 (Contract Form)	January 1993
AV696 101 145 901 (Contract Form)	May 1, 2002
RGMI 16 1101 (GMIB Rider)	May 1, 2002
RTP 3 401 (Additional Death Benefit Rider)	May 1, 2002

Product Feature	GNC-33-194	AV696 101 145 901, RGMI 16 1101, RTP 3 401
Excess Interest Adjustment	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-Up through age 85 Death Benefit (with a cap of 200%)	Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit and Return of Premium

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and seven guaranteed periods available.	1, 3, 5 and seven guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	2%

Asset Rebalancing	Yes	Yes

Death Proceeds	Greatest of (1) the account value; or (2) the guaranteed minimum death benefit, plus additional purchase payments received, less any partial withdrawals and any applicable premium taxes from the date of death to the date of payment of the death proceeds.	Greatest of (1) the account value; (2) cash value; or (3) guaranteed minimum death benefit, plus purchase payments, less gross partial surrenders from the date of death to the date the death benefit is paid.

Distribution Financing Charge	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity date?	No	Yes

Dollar Cost Averaging Fixed Account Option	Yes	Yes

Service Charge	Assessed at the end of each contract year before the annuity date and at the time of surrender; Waived if the account value exceeds $50,000 on the last business day of the contract year or at the time of surrender. This service charge is deducted pro-rate from each investment choice.	An annual service charge of $35 (but not more than 2% of the account value) is charged on each contract anniversary and at surrender. The service charge is waived if your account value or the sum of your purchase payments, less all partial surrenders, is at least $50,000.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes

Unemployment Waiver	No	Yes

Guaranteed Minimum Income Benefit	Yes	Yes

Additional Death Benefit Rider	Yes	Yes

Liquidity Rider	No	Yes

Premium Accelerator	No	Yes

51

APPENDIX C

ADDITIONAL DEATH BENEFIT RIDER — ADDITIONAL INFORMATION

The following examples illustrate the Additional Death Benefit Rider additional death benefit payable by the rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date:

Example 1

Account Value on the Rider Date:	$100,000
Purchase payments paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Account Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Account Value on date of surrender – Account Value on Rider Date – Purchase payments paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Contract Death Benefit on the date of Death Benefit Calculation:	$200,000
Account Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Account Value on date of death benefit calculations – account value on Rider Date – Purchase payments since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings= $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (= Base contract death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Account Value on the Rider Date:	$100,000
Purchase payments paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Contract Death Benefit on the date of Death Benefit Calculation:	$100,000
Account Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Account Value on date of death benefit calculations– account value on Rider Date – Purchase payments since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (= Base contract death benefit plus Additional Death Benefit Amount):	$100,000

52

APPENDIX D

ADDITIONAL DEATH BENEFIT RIDER II — ADDITIONAL INFORMATION

Assume the Additional Death Benefit Rider II is added to a new contract opened with $100,000 initial purchase payment. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Account Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 purchase payment in the 3rd Rider Year when the Account Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Account Value is equal to $145,000. After 5 years, the Account Value is equal to $130,000 and the death proceeds is $145,000.

EXAMPLE

Account Value on Rider Date (equals initial account value since new contract)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Account Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Account Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Purchase payment addition (= Account Value less purchase payments added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Purchase payment addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less purchase payments added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less purchase payments added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base contract Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

53

STATEMENT OF ADDITIONAL INFORMATION

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE®

VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA-2L

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This statement of additional information expands upon subjects discussed in the current prospectus for the Dreyfus/Transamerica Triple Advantage® Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2009 by calling 1-800-525-6205, or by writing to Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information. Transamerica Life Insurance Company will not accept purchase payments for new contracts.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the contract and the underlying fund portfolios.

Dated: May 1, 2009

2

GLOSSARY OF TERMS

Account Value— On or before the annuity date, the account value is equal to the owner’s:

•	purchase payments; minus

•	partial surrenders (including the net effect any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the variable account; minus

•	accumulated losses in the variable account; minus

•	service charges, premium taxes, rider fees, transfer fees, and any other charges, if any.

Adjusted Account Value— An amount equal to the account value increased or decreased by any excess interest adjustments.

Administrative and Service Office— Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001, (800) 525-6205.

Annuitant— The person during whose life any annuity payments involving life contingencies will continue.

Annuity Date— The date upon which annuity payments are to commence. This date may be any date at least thirty days after the contract date and may not be later than the last day of the contract month following the month after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment— An amount paid by Transamerica at regular intervals after the annuity date to the annuitant and/or any other payee specified by the owner. It may be on a variable or fixed basis.

Beneficiary— The person who has the right to the death benefit as set forth in the contract.

Business Day— A day when the New York Stock Exchange is open for business.

Cash Value— The adjusted account value less any applicable surrender charge and any rider fees (imposed upon surrender).

Code— The Internal Revenue Code of 1986, as amended.

Contract Year— A contract year begins on the policy date and on each contract anniversary thereof.

Enrollment form— A written application, order form, or any other information received electronically or otherwise upon which the contract is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment— A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) applied to the annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account— One or more investment choices under the contract that are part of Transamerica’s general assets and which are not in the variable account.

3

Guaranteed Period Options— The various guaranteed interest rate periods of the fixed account, which Transamerica may offer, into which purchase payments may be paid or amounts may be transferred.

Nonqualified Contract— A contract other than a qualified contract.

Owner (You)— The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity date is the person designated as the owner or a successor owner in the information that we require to issue a contract.

Purchase Payment— An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the contract.

Qualified Contract— A contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Service Charge— An annual charge on each contract anniversary (and a charge at the time of surrender during any contract year) for contract maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the account value.

Subaccount— A subdivision within the variable account, the assets of which are invested in a specified underlying fund.

Supportable Payment— The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge— A percentage of each purchase payment depending upon the length of time from the date of each purchase payment. The surrender charge is assessed on full or partial surrenders from the contract. The surrender charge may also be referred to as a “contingent deferred sales charge.”

Variable Account— Separate Account VA-2L, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”), as amended, to which purchase payments under the contracts may be allocated.

Variable Accumulation Unit— An accounting unit of measure used to determine the account value in the variable account before the annuity date.

Variable Annuity Payments— Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the variable account.

Variable Annuity Unit— An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Valuation Period— The period of time from the close of business on a valuation day (typically 4:00 p.m. Eastern time) to the close of business on the next valuation day.

Written Notice— Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

4

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the contract, which may be of interest to a prospective purchaser.

THE CONTRACT— GENERAL PROVISIONS

Owner

The contract belongs to the owner upon issuance of the contract after completion of an enrollment form and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the contract; (2) surrender the contract; (3) amend or modify the contract with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the contract, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the contract. It may be necessary to open a probate estate in order to exercise ownership rights to the contract.

The owner may change the ownership of the contract in a written notice. When this change takes effect, all rights of ownership in the contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

Entire Contract

The contract, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the contract to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

5

Misstatement of Age or Gender

If the age or gender of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or gender. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Excess Interest Adjustment

Money that you surrender, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted account value for a guaranteed period option below the purchase payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the contract’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the contract

C	=	Current guaranteed interest rate then being offered on new purchase payments for the next longer option period than “M”. If this contract form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*	=	multiplication

^	=	exponentiation

[THIS SPACE INTENTIONALLY LEFT BLANK]

6

Example 1 (Full Surrender, rates increase by 3%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of annuity year 2
Account value at middle of annuity year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of annuity year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted account value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,507.48 - 54,181.21 = -2,673.73
Adjusted account value	= account value + excess interest adjustment = 54,181.21 + (-2,673.73) = 51,507.48
Portion of surrender charge-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of surrender charge-free amount which is deducted from purchase payments	= 5,000 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79)* .07 = 3,442.68
Net surrender value at middle of contract year 2	= 51,507.48 – 3,442.68 = 48,064.80
Net surrender value minimum	= 90% x 50,000 x 1.03 ^ (l.5) = 47,040.11
The net surrender value of $48,064.80 is greater than the minimum of $47,040.11

[THIS SPACE INTENTIONALLY LEFT BLANK]

7

Example 2 (Full Surrender, rates decrease by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of contract year 2
Account value at middle of contract year 2
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of contract year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted account value	= 54,181.21 + 1,750.00 = 55,931.21
Portion of surrender charge-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of surrender charge-free amount which is deducted from purchase payments	= 5,000.00 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79) * .07 = 3,442.68
Net surrender value at middle of contract year 2	= 55,931.21 - 3,442.68 = 52,488.53
Net surrender value minimum	= 90% x 50,000 x 1.03 ^ (l.5) = 47,040.11
The net surrender value of 52,448.53 is greater than the minimum of 47,040.11

On a partial surrender, Transamerica will pay the owner the full amount of surrender requested (as long as the account value is sufficient). Amounts surrendered will reduce the account value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;

E	=	the excess interest adjustment; and

SC	=	the surrender charges on (EPW - E); where

EPW	=	the excess partial surrender amount.

8

Example 3 (Partial Surrender, rates increase by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of contract year 2
Account value at middle of contract year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 - 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of contract year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 - 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) = -553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge),

New EPW = 15,000/(1 – .07) = 16,129.03

SC = .07 * (16,129.03 - (-553.66)) = 1,167.79
Remaining account value at middle of contract year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 - (-553.66) + 1,167.79) = 32,459.76

Example 4 (Partial Surrender, rates decrease by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of contract year 2
Account value at middle of contract year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 - 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of contract year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 - 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) = 553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 - surrender charge).

New EPW = 15,000/(1 - .07) = 16,129.03

SC = .07 * (16,129.03 - 553.66) = 1,090.28
Remaining account value at middle of contract year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 – 553.66 + 1,090.28) = 33,644.59

9

Reallocation of Variable Annuity Units After the Annuity Date

After the annuity date, you may reallocate the value of a designated number of variable annuity units of a subaccount then credited to a contract into an equal value of variable annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the variable annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the variable annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the variable annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those variable annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of variable annuity units may be made up to four times in any given contract year.

After the annuity date, no transfers may be made from the fixed account to the variable account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity date (elections less than 30 days require prior approval). If no election is made prior to the annuity date, annuity payments will be made using (i) life income with level fixed payments for 10 years certain, using the existing adjusted account value of the fixed account, or (ii) life income with variable payments for 10 years, certain using the existing account value of the variable account, or (iii) a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the variable account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity date, adjusted as follows:

10

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using variable annuity units which are credited to the contract. The number of variable annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the variable annuity unit value of that subaccount on the annuity date. The number of variable annuity units of each particular subaccount credited to the contract then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of variable annuity units of each particular subaccount credited to the contract by the variable annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death proceeds and account value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the amount of the gross partial surrender;

(2)	is the adjustment factor = current death benefit prior to the surrender divided by the account value prior to the surrender.

11

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and account value.

Example 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current account value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	Requested surrender
$5,000	Surrender charge-free amount (assumes penalty free surrender is available)
$10,000	excess partial surrender (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$594	Surrender charge on (excess partial surrender less excess interest adjustment) = 0.06* (10,000 - 100)
$10,494	Reduction in account value due to excess partial surrender = 10,000 - 100 + 594
$15,494	Total Gross Partial Surrender = 5,000 + 10,494
$23,241	adjusted partial surrender = 15,494 * (75,000/50,000)
$51,759	New guaranteed minimum death benefit (after surrender) = 75,000 - 23,241
$34,506	New account value (after surrender) = 50,000 - 15,494

Summary:

Reduction in guaranteed minimum death benefit	= $23,241
Reduction in account value	= $15,494

Note, guaranteed minimum death benefit is reduced more than the account value because the guaranteed minimum death benefit was greater than the account value just prior to the surrender.

Example 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current account value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$7,500	surrender charge-free amount (assumes penalty free surrender is available)
$7,500	excess partial surrender (amount subject to surrender charge)
$ -100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$456	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(7500 - (- 100)]
$8,056	reduction in account value due to excess partial surrender = 7500 - (- 100) + 456 = 7500 + 100 + 456
$15,556	Total Gross Partial Surrender = 7,500 + 8,056
$15,556	adjusted partial surrender = 15,556 * (75,000/75,000)
$34,444	New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556
$59,444	New account value (after surrender) = 75,000 - 15,556

Summary:

Reduction in guaranteed minimum death benefit	= $15,556
Reduction in account value	= $15,556

Note, the guaranteed minimum death benefit and account value are reduced by the same amount because the account value was higher than the guaranteed minimum death benefit just prior to the surrender.

12

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the contract, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased annuitant’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the contract as the new annuitant and owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designations.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity date, then the entire value of the contract must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified contracts.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the contract if your contract is a nonqualified contract. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

13

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the contract before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified contracts is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The contract will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the contract is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the contract.

Transamerica reserves the right to amend the contracts to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the contract or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each purchase payment to the contract due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, multiplied by (b) the number of payments remaining, multiplied by a discounted rate (such as the assumed investment rate or “AIR”.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary.

14

Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of variable annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your annuitization anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Variable Annuity Units with Stabilized Payments
AIR			5.00%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses included in the calculations is 2.25% (2.25% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a contract, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

15

Tax Status of the Contract

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the underlying assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the annuity commencement date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the contract must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the contract, then the contract may be continued with the surviving spouse as the new owner. Under the contract, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified contracts contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the contracts satisfy all such Code requirements. The provisions contained in the contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the contract qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a contract until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion

16

of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the account value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the contract that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified contracts, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified contracts taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Contracts. The qualified contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the contracts or our contract administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the contracts comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70  1/2. Each owner is responsible for requesting distributions under the contract that satisfy applicable tax rules. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distribution that otherwise would be required minimum distributions may be eligible for rollover.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the contract with the various types of retirement plans. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

17

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a contract must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the contract as collateral security; (iii) subject to special rules, the total purchase payments for any calendar year may not exceed the amount specified in the Code ($5,000 for 2009, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70  1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the account value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Contracts intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59  1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the contracts comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2009, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual, and made after attaining age 59  1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the contract in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/ 2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the

18

payment of guaranteed withdrawals under a guaranteed minimum withdrawal benefit prior to age 59  1/2.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) contract comply with applicable tax requirements before we process your request.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the contract is assigned or transferred to any individual as a means to provide benefit payments. The contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the contract in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section  457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of variable accumulation units and variable annuity units, and to determine annuity payment rates.

Variable Accumulation Units

Allocations of a purchase payment directed to a subaccount are credited in the form of variable accumulation units. Each subaccount has a distinct variable accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the variable accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the variable accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio

19

of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolios, expenses, and deductions of certain charges affect the value of a variable accumulation unit.

Upon allocation to the selected subaccount, purchase payments are converted into variable accumulation units of the subaccount. The number of variable accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of a variable accumulation unit for that subaccount as next determined after the purchase payment is received at the administrative and service office or, in the case of the initial purchase payment, when the enrollment form is completed, whichever is later. The value of a variable accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of a variable accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of a variable accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of a variable accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the variable accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the total variable account annual expenses and any optional benefit fees, if applicable.

20

Illustration of Variable Account Variable Accumulation Unit Value Calculations

(Assumes Double Enhanced Death Benefit)

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where: A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.45% on an annual basis; On a daily basis, this equals .000039442.

Then, the net investment factor =	(11.57 + 0 - 0) - .000039442 = Z = 1.014872839
(11.40)

Formula and Illustration for Determining Variable Accumulation Unit Value

Variable Accumulation Unit Value = A * B

Where: A =	The variable accumulation unit value for the immediately preceding valuation period.

	Assume	= $X

B =	The net investment factor for the current valuation period.

	Assume	= Y

Then, the variable accumulation unit value = $X * Y = $Z

Variable Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with variable annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, variable annuity unit values fall if the net investment performance of the subaccount is less than the assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b)

21

multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the certificate used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is 1.25% higher).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable variable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the genderand adjusted age of the annuitant at the annuity date. The contract also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Variable Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Variable Annuity Unit Value

Variable Annuity Unit Value = A * B * C

Where: A =	variable annuity unit value for the immediately preceding valuation period.

	Assume	= $X

B =	Net investment factor for the valuation period for which the variable annuity unit value is being calculated.

	Assume	= Y

C =	A factor to neutralize the assumed investment return of 5% built into the Annuity Tables used.

	Assume	= Z

Then, the variable annuity unit value is:

22

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where: A =	The adjusted account value as of the annuity date.
	Assume	= $X

B =	The Annuity purchase rate per $1,000 of adjusted account value based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the contract.
	Assume	= $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Variable Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of variable annuity units =	A
B

Where: A =	The dollar amount of the first monthly variable annuity payment.

	Assume	= $X

B =	The variable annuity unit value for the valuation date on which the first monthly payment is due.

	Assume	= $Y

Then, the number of variable annuity units =	$X = Z
$Y

23

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Money Market Subaccount, which invests in the Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of purchase payments surrendered based on the number of years since the purchase payment was made. However, surrender charges will not be assessed after the seventh contract year.

Transamerica may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV)) 365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

24

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the variable account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

25

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on or investment performance of assets held in the variable account or of the safety or riskiness of an investment in the variable account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance contracts in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

26

ADMINISTRATION

Transamerica performs administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the variable account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly purchase payments deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and Transamerica does not anticipate discontinuing the offering of the contracts, however, Transamerica reserves the right to do so.

Effective May 1, 2008 our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation (“AFSG”) as the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts. During fiscal year 2007 and 2006, $353,499 and $738,285, respectively, commissions were paid to AFSG; and for fiscal year 2008 and 2007, respectively, $499,293 and $499,596 were paid to TCI, as underwriter of the contracts; no amounts were retained by AFSG Securities Corporation or TCI.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the variable account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your account value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the contract decrease. The person’s number of votes will be determined by dividing the reserve for the contract allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

27

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by Transamerica in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all contracts participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity contracts available that may also be funded through the variable account. These variable annuity contracts may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the variable account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2008 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the contracts discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

28

FINANCIAL STATEMENTS

The values of your interest in the variable account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA-2L, which are available for investment by the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract owners, are contained herein. The statutory-basis financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the variable account.

29

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The variable accumulation unit values and the number of variable accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		2.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class	2008	$1.863447	$0.981483	0.000
Sub-Account inception May 4, 1998	2007	$1.642755	$1.863447	0.000
	2006	$1.548751	$1.642755	0.000
	2005	$1.362102	$1.548751	0.000
	2004	$1.205665	$1.362102	0.000
	2003	$1.000000	$1.205665	0.000
Appreciation Portfolio – Service Class	2008	$1.424649	$0.976695	0.000
Sub-Account inception April 5, 1993	2007	$1.366806	$1.424649	0.000
	2006	$1.205500	$1.366806	0.000
	2005	$1.186683	$1.205500	0.000
	2004	$1.160764	$1.186683	0.000
	2003	$1.000000	$1.160764	0.000
Developing Leaders Portfolio – Service Class	2008	$1.235564	$0.750021	0.000
Sub-Account inception January 4, 1993	2007	$1.427691	$1.235564	0.000
	2006	$1.413529	$1.427691	0.000
	2005	$1.372503	$1.413529	0.000
	2004	$1.266961	$1.372503	0.000
	2003	$1.000000	$1.266961	0.000
Growth and Income Portfolio – Service Class	2008	$1.477374	$0.857056	0.000
Sub-Account inception December 15, 1994	2007	$1.399814	$1.477374	0.000
	2006	$1.255088	$1.399814	0.000
	2005	$1.246372	$1.255088	0.000
	2004	$1.191613	$1.246372	0.000
	2003	$1.000000	$1.191613	0.000
International Equity Portfolio – Service Class	2008	$2.508614	$1.410603	0.000
Sub-Account inception December 15, 1994	2007	$2.201016	$2.508614	0.000
	2006	$1.833214	$2.201016	0.000
	2005	$1.641669	$1.833214	0.000
	2004	$1.354955	$1.641669	0.000
	2003	$1.000000	$1.354955	0.000
International Value Portfolio – Service Class	2008	$2.114222	$1.289430	0.000
Sub-Account inception May 1, 1996	2007	$2.085516	$2.114222	0.000
	2006	$1.746545	$2.085516	0.000
	2005	$1.602717	$1.746545	0.000
	2004	$1.370969	$1.602717	0.000
	2003	$1.000000	$1.370969	0.000
Quality Bond Portfolio – Service Class	2008	$1.026025	$0.956306	0.000
Sub-Account inception January 4, 1993	2007	$1.018191	$1.026025	0.000
	2006	$1.004393	$1.018191	0.000
	2005	$1.006681	$1.004393	0.000
	2004	$1.001382	$1.006681	0.000
	2003	$1.000000	$1.001382	0.000
Money Market Portfolio – Initial Class	2008	$1.015488	$1.015837	0.000
Sub-Account inception January 4, 1993	2007	$0.992672	$1.015488	0.000
	2006	$0.972772	$0.992672	0.000
	2005	$0.971215	$0.972772	0.000
	2004	$0.987637	$0.971215	0.000
	2003	$1.000000	$0.987637	0.000

30

		2.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Dreyfus Stock Index Fund, Inc. – Service Class	2008	$1.520159	$0.929474	0.000
Sub-Account inception January 4, 1993	2007	$1.484296	$1.520159	0.000
	2006	$1.320501	$1.484296	0.000
	2005	$1.295964	$1.320501	0.000
	2004	$1.203814	$1.295964	0.000
	2003	$1.000000	$1.203814	0.000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2008	$1.379038	$0.880023	0.000
Sub-Account inception October 7, 1993	2007	$1.315139	$1.379038	0.000
	2006	$1.237124	$1.315139	0.000
	2005	$1.226842	$1.237124	0.000
	2004	$1.187097	$1.226842	0.000
	2003	$1.000000	$1.187097	0.000
Core Value Portfolio – Service Class	2008	$1.624791	$1.015423	0.00
Sub-Account inception May 1, 1998	2007	$1.620485	$1.624791	0.000
	2006	$1.370792	$1.620485	0.000
	2005	$1.334826	$1.370792	0.000
	2004	$1.227797	$1.334826	0.000
	2003	$1.000000	$1.227797	0.000
MidCap Stock Portfolio – Service Class	2008	$1.540180	$0.894755	0.000
Sub-Account inception May 1, 1998	2007	$1.557298	$1.540180	0.000
	2006	$1.482349	$1.557298	0.000
	2005	$1.394676	$1.482349	0.000
	2004	$1.251541	$1.394676	0.000
	2003	$1.000000	$1.251541	0.000
Technology Growth Portfolio – Service Class	2008	$1.487945	$0.852831	0.000
Sub-Account inception October 1, 1999	2007	$1.332880	$1.487945	0.000
	2006	$1.313126	$1.332880	0.000
	2005	$1.300592	$1.313126	0.000
	2004	$1.330119	$1.300592	0.000
	2003	$1.000000	$1.330119	0.000

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2008	$1.880510	$0.992414	0.000
Sub-Account inception May 4, 1998	2007	$1.654554	$1.880510	0.000
	2006	$1.556843	$1.654554	0.000
	2005	$1.36552	$1.556843	0.000
	2004	$1.207241	$1.36552	0.000
	2003	$1.000000	$1.207241	0.000
Appreciation Portfolio – Service Class	2008	$1.437700	$0.987577	0.000
Sub-Account inception April 5, 1993	2007	$1.376622	$1.437700	0.000
	2006	$1.211799	$1.376622	0.000
	2005	$1.190571	$1.211799	0.000
	2004	$1.162282	$1.190571	0.000
	2003	$1.000000	$1.162282	0.000
Developing Leaders Portfolio – Service Class	2008	$1.246881	$0.758381	0.000
Sub-Account inception January 4, 1993	2007	$1.437931	$1.246881	0.000
	2006	$1.420894	$1.437931	0.000
	2005	$1.376971	$1.420894	0.000
	2004	$1.268600	$1.376971	0.000
	2003	$1.000000	$1.268600	0.000
Growth and Income Portfolio – Service Class	2008	$1.490939	$0.866624	0.000
Sub-Account inception December 15, 1994	2007	$1.409888	$1.490939	0.000
	2006	$1.261655	$1.409888	0.000
	2005	$1.250459	$1.261655	0.000
	2004	$1.193173	$1.250459	0.000
	2003	$1.000000	$1.193173	0.000

31

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class	2008	$2.531609	$1.426325	0.000
Sub-Account inception December 15, 1994	2007	$2.216829	$2.531609	0.000
	2006	$1.842784	$2.216829	0.000
	2005	$1.647027	$1.842784	0.000
	2004	$1.356725	$1.647027	0.000
	2003	$1.000000	$1.356725	0.000
International Value Portfolio – Service Class	2008	$2.133570	$1.303790	0.000
Sub-Account inception May 1, 1996	2007	$2.100476	$2.133570	0.000
	2006	$1.755651	$2.100476	0.000
	2005	$1.607947	$1.755651	0.000
	2004	$1.372760	$1.607947	0.000
	2003	$1.000000	$1.372760	0.000
Quality Bond Portfolio – Service Class	2008	$1.035423	$0.966965	0.000
Sub-Account inception January 4, 1993	2007	$1.025499	$1.035423	0.000
	2006	$1.009634	$1.025499	0.000
	2005	$1.009963	$1.009634	0.000
	2004	$1.002692	$1.009963	0.000
	2003	$1.000000	$1.002692	0.000
Money Market Portfolio – Initial Class	2008	$1.024775	$1.027131	0.000
Sub-Account inception January 4, 1993	2007	$0.999780	$1.024775	0.000
	2006	$0.977841	$0.999780	0.000
	2005	$0.974387	$0.977841	0.000
	2004	$0.988926	$0.974387	0.000
	2003	$1.000000	$0.988926	0.000
Dreyfus Stock Index Fund, Inc. – Service Class	2008	$1.534083	$0.939835	0.000
Sub-Account inception January 4, 1993	2007	$1.494948	$1.534083	0.000
	2006	$1.327396	$1.494948	0.000
	2005	$1.300188	$1.327396	0.000
	2004	$1.205386	$1.300188	0.000
	2003	$1.000000	$1.205386	0.000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2008	$1.391685	$0.889840	0.000
Sub-Account inception October 7, 1993	2007	$1.324610	$1.391685	0.000
	2006	$1.243603	$1.324610	0.000
	2005	$1.230861	$1.243603	0.000
	2004	$1.188647	$1.230861	0.000
	2003	$1.000000	$1.188647	0.000
Core Value Portfolio – Service Class	2008	$1.639663	$1.026749	0.000
Sub-Account inception May 1, 1998	2007	$1.632105	$1.639663	0.000
	2006	$1.377930	$1.632105	0.000
	2005	$1.339173	$1.377930	0.000
	2004	$1.016838	$1.339173	0.000
	2003	$1.000000	$1.229392	0.000
MidCap Stock Portfolio – Service Class	2008	$1.554302	$0.904731	0.000
Sub-Account inception May 1, 1998	2007	$1.568485	$1.554302	0.000
	2006	$1.490090	$1.568485	0.000
	2005	$1.399235	$1.490090	0.000
	2004	$1.253178	$1.399235	0.000
	2003	$1.000000	$1.253178	0.000
Technology Growth Portfolio – Service Class	2008	$1.501576	$0.862326	0.000
Sub-Account inception October 1, 1999	2007	$1.342459	$1.501576	0.000
	2006	$1.319990	$1.342459	0.000
	2005	$1.304581	$1.319990	0.000
	2004	$1.331857	$1.304581	0.000
	2003	$1.000000	$1.331857	0.000

32

		2.10%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2008	$1.897776	$1.003507	0.000
Sub-Account inception May 4, 1998	2007	$1.666461	$1.897776	0.000
	2006	$1.564987	$1.666461	0.000
	2005	$1.371033	$1.564987	0.000
	2004	$1.208820	$1.371033	0.000
	2003	$1.000000	$1.208820	0.000
Appreciation Portfolio – Service Class	2008	$1.450884	$0.998590	21,073.694
Sub-Account inception April 5, 1993	2007	$1.386521	$1.450884	18,751.122
	2006	$1.218126	$1.386521	19,554.377
	2005	$1.194458	$1.218126	20,273.000
	2004	$1.163795	$1.194458	20,811.000
	2003	$1.000000	$1.163795	35,513.7054
Developing Leaders Portfolio – Service Class	2008	$1.258335	$0.766852	14,862.220
Sub-Account inception January 4, 1993	2007	$1.448285	$1.258335	10,843.655
	2006	$1.428330	$1.448285	9,299.996
	2005	$1.381479	$1.428330	8,846.000
	2004	$1.270261	$1.381479	8,792.000
	2003	$1.000000	$1.270261	9,179.2331
Growth and Income Portfolio – Service Class	2008	$1.504614	$0.876295	0.000
Sub-Account inception December 15, 1994	2007	$1.420027	$1.504614	0.000
	2006	$1.254536	$1.420027	0.000
	2005	$1.254536	$1.254536	0.000
	2004	$1.194729	$1.254536	0.000
	2003	$1.000000	$1.194729	0.000
International Equity Portfolio – Service Class	2008	$2.554864	$1.442269	0.000
Sub-Account inception December 15, 1994	2007	$2.232799	$2.554864	0.000
	2006	$1.852440	$2.232799	0.000
	2005	$1.652425	$1.852440	0.000
	2004	$1.358506	$1.652425	0.000
	2003	$1.000000	$1.358506	0.000
International Value Portfolio – Service Class	2008	$2.153161	$1.318349	0.000
Sub-Account inception May 1, 1996	2007	$2.115603	$2.153161	0.000
	2006	$1.764851	$2.115603	0.000
	2005	$1.613213	$1.764851	0.000
	2004	$1.374554	$1.613213	0.000
	2003	$1.000000	$1.374554	0.000
Quality Bond Portfolio – Service Class	2008	$1.044956	$0.977778	30,452.102
Sub-Account inception January 4, 1993	2007	$1.032912	$1.044956	39,072.204
	2006	$1.013293	$1.032912	38,409.348
	2005	$1.013293	$1.013293	37,290.000
	2004	$1.004010	$1.013293	36,232.000
	2003	$1.000000	$1.004010	34,751.493
Money Market Portfolio – Initial Class	2008	$1.034183	$1.038604	9,328.489
Sub-Account inception January 4, 1993	2007	$1.006965	$1.034183	13,256.719
	2006	$0.982963	$1.006965	0.000
	2005	$0.977572	$0.982963	0.000
	2004	$0.990215	$0.977572	0.000
	2003	$1.000000	$0.990215	0.000
Dreyfus Stock Index Fund, Inc. – Service Class	2008	$1.548179	$0.950335	22,593.675
Sub-Account inception January 4, 1993	2007	$1.505708	$1.548179	17,650.269
	2006	$1.334334	$1.505708	17,888.899
	2005	$1.304435	$1.334334	18,624.000
	2004	$1.206951	$1.304435	19,071.000
	2003	$1.000000	$1.206951	19,884.822
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2008	$1.404474	$0.899783	0.000
Sub-Account inception October 7, 1993	2007	$1.334148	$1.404474	0.000
	2006	$1.250108	$1.334148	0.000
	2005	$1.234886	$1.250108	0.000
	2004	$1.190202	$1.234886	0.000
	2003	$1.000000	$1.190202	0.000

33

		2.10%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Service Class	2008	$1.654667	$1.038182	0.000
Sub-Account inception May 1, 1998	2007	$1.643808	$1.654667	0.000
	2006	$1.385118	$1.643808	0.000
	2005	$1.347963	$1.385118	0.000
	2004	$1.230996	$1.347963	0.000
	2003	$1.000000	$1.230996	18,036.726
MidCap Stock Portfolio – Service Class	2008	$1.568550	$0.914827	0.000
Sub-Account inception May 1, 1998	2007	$1.579753	$1.568550	0.000
	2006	$1.497874	$1.579753	0.000
	2005	$1.403803	$1.497874	0.000
	2004	$1.254809	$1.403803	0.000
	2003	$1.000000	$1.254809	0.000
Technology Growth Portfolio – Service Class	2008	$1.515386	$0.871977	12,346.244
Sub-Account inception October 1, 1999	2007	$1.352134	$1.515386	9,081.160
	2006	$1.326904	$1.352134	9,764.723
	2005	$1.309118	$1.326904	0.000
	2004	$8,474.073	$1.309118	9,337.000
	2003	$1.000000	$8,474.073	$1.333591

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class	2008	$1.915237	$1.014732	0.000
Sub-Account inception May 4, 1998	2007	$1.678485	$1.915237	0.000
	2006	$1.573198	$1.678485	0.000
	2005	$1.375524	$1.573198	0.000
	2004	$1.210396	$1.375524	0.000
	2003	$1.000000	$1.210396	0.000
Appreciation Portfolio – Service Class	2008	$1.464231	$1.009766	0.000
Sub-Account inception April 5, 1993	2007	$1.396514	$1.464231	0.000
	2006	$1.224510	$1.396514	0.000
	2005	$1.198366	$1.224510	0.000
	2004	$1.165308	$1.198366	0.000
	2003	$1.000000	$1.165308	0.000
Developing Leaders Portfolio – Service Class	2008	$1.269919	$0.775446	0.000
Sub-Account inception January 22, 2001	2007	$1.458741	$1.269919	0.000
	2006	$1.435829	$1.458741	0.000
	2005	$1.386018	$1.435829	0.000
	2004	$1.271926	$1.386018	0.000
	2003	$1.000000	$1.271926	0.000
Growth and Income Portfolio – Service Class	2008	$1.518450	$0.886096	0.000
Sub-Account inception January 22, 2001	2007	$1.430274	$1.518450	0.000
	2006	$1.274906	$1.430274	0.000
	2005	$1.258666	$1.274906	0.000
	2004	$1.196302	$1.258666	0.000
	2003	$1.000000	$1.196302	0.000
International Equity Portfolio – Service Class	2008	$2.578338	$1.458389	0.000
Sub-Account inception December 15, 1994	2007	$2.248876	$2.578338	0.000
	2006	$1.862141	$2.248876	0.000
	2005	$1.657837	$1.862141	0.000
	2004	$1.360279	$1.657837	0.000
	2003	$1.000000	$1.360279	0.000
International Value Portfolio – Service Class	2008	$2.172995	$1.333124	0.000
Sub-Account inception May 1, 1996	2007	$2.130878	$2.172995	0.000
	2006	$1.774112	$2.130878	0.000
	2005	$1.618509	$1.774112	0.000
	2004	$1.376355	$1.618509	0.000
	2003	$1.000000	$1.376355	0.000

34

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Quality Bond Portfolio – Service Class	2008	$1.054571	$0.988707	0.000
Sub-Account inception January 4, 1993	2007	$1.040344	$1.054571	0.000
	2006	$1.020255	$1.040344	0.000
	2005	$1.016607	$1.020255	0.000
	2004	$1.005320	$1.016607	0.000
	2003	$1.000000	$1.005320	0.000
Money Market Portfolio – Initial Class	2008	$1.043729	$1.050259	0.000
Sub-Account inception January 4, 1993	2007	$1.014273	$1.043729	0.000
	2006	$0.988145	$1.014273	0.000
	2005	$0.980802	$0.988145	0.000
	2004	$0.991521	$0.980802	0.000
	2003	$1.000000	$0.991521	0.000
Dreyfus Stock Index Fund, Inc. – Service Class	2008	$1.562417	$0.960971	0.000
Sub-Account inception January 22, 2001	2007	$1.516569	$1.562417	0.000
	2006	$1.341336	$1.516569	0.000
	2005	$1.308726	$1.341336	0.000
	2004	$1.208543	$1.308726	0.000
	2003	$1.000000	$1.208543	0.000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2008	$1.417390	$0.909843	0.000
Sub-Account inception October 7, 1993	2007	$1.343760	$1.417390	0.000
	2006	$1.256661	$1.343760	0.000
	2005	$1.238934	$1.256661	0.000
	2004	$1.191759	$1.238934	0.000
	2003	$1.000000	$1.191759	0.000
Core Value Portfolio – Service Class	2008	$1.669925	$1.049823	0.000
Sub-Account inception May 1, 1998	2007	$1.655701	$1.669925	0.000
	2006	$1.392408	$1.655701	0.000
	2005	$1.347963	$1.392408	0.000
	2004	$1.232613	$1.347963	0.000
	2003	$1.000000	$1.232613	0.000
MidCap Stock Portfolio – Service Class	2008	$1.582978	$0.925061	0.000
Sub-Account inception May 1, 1998	2007	$1.591143	$1.582978	0.000
	2006	$1.505724	$1.591143	0.000
	2005	$1.408405	$1.505724	0.000
	2004	$1.256448	$1.408405	0.000
	2003	$1.000000	$1.256448	0.000
Technology Growth Portfolio – Service Class	2008	$1.529336	$0.881738	0.000
Sub-Account inception October 1, 1999	2007	$1.361895	$1.529336	0.000
	2006	$1.333871	$1.361895	0.000
	2005	$1.313424	$1.333871	0.000
	2004	$1.335341	$1.313424	0.000
	2003	$1.000000	$1.335341	0.000

35

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class	2008	$2.083069	$1.104201	0.000
Sub-Account inception May 4, 1998	2007	$1.824664	$2.083069	0.000
	2006	$1.709367	$1.824664	0.000
	2005	$1.493861	$1.709367	0.000
	2004	$1.313882	$1.493861	0.000
	2003	$1.000000	$1.313882	0.000
Appreciation Portfolio – Service Class	2008	$1.465780	$1.011334	0.000
Sub-Account inception April 5, 1993	2007	$1.397314	$1.465780	0.000
	2006	$1.224601	$1.397314	0.000
	2005	$1.204998	$1.224601	0.000
	2004	$1.164242	$1.204998	0.000
	2003	$0.981374	$1.164242	0.000
	2002	$1.000000	$0.981374	100.000
Developing Leaders Portfolio – Service Class	2008	$1.330747	$0.812987	0.000
Sub-Account inception January 4, 1993	2007	$1.527850	$1.330747	0.000
	2006	$1.503119	$1.527850	0.000
	2005	$1.450263	$1.503119	0.000
	2004	$1.330242	$1.450263	0.000
	2003	$1.031439	$1.330242	0.000
	2002	$1.000000	$1.031439	100.000
Growth and Income Portfolio – Service Class	2008	$1.570253	$0.916776	0.000
Sub-Account inception December 15, 1994	2007	$1.478330	$1.570253	0.000
	2006	$1.317097	$1.478330	0.000
	2005	$1.299686	$1.317097	0.000
	2004	$1.234690	$1.299686	0.000
	2003	$0.995174	$1.234690	0.000
	2002	$1.000000	$0.995174	100.000
International Equity Portfolio – Service Class	2008	$2.684602	$1.519240	0.000
Sub-Account inception December 15, 1994	2007	$2.340402	$2.684602	0.000
	2006	$1.936975	$2.340402	0.000
	2005	$1.578705	$1.936975	0.000
	2004	$1.413562	$1.578705	0.000
	2003	$1.009855	$1.413562	0.000
	2002	$1.000000	$1.009855	100.000
International Value Portfolio – Service Class	2008	$2.122673	$1.302895	0.000
Sub-Account inception May 1, 1996	2007	$2.080511	$2.122673	0.000
	2006	$1.731335	$2.080511	0.000
	2005	$1.578705	$1.731335	0.000
	2004	$1.341858	$1.578705	0.000
	2003	$1.002806	$1.341858	0.000
	2002	$1.000000	$1.002806	100.000
Quality Bond Portfolio – Service Class	2008	$1.103899	$1.035471	0.000
Sub-Account inception January 4, 1993	2007	$1.088476	$1.103899	0.000
	2006	$1.066931	$1.088476	0.000
	2005	$1.062592	$1.066931	0.000
	2004	$1.050275	$1.062592	0.000
	2003	$1.020865	$1.050275	0.000
	2002	$1.000000	$1.020865	100.000
Money Market Portfolio – Initial Class	2008	$1.041587	$1.048619	0.000
Sub-Account inception January 4, 1993	2007	$1.011691	$1.041587	0.000
	2006	$0.985157	$1.011691	0.000
	2005	$0.977374	$0.985157	0.000
	2004	$0.987580	$0.977374	0.000
	2003	$1.000000	$0.987580	0.000
Dreyfus Stock Index Fund, Inc. – Service Class	2008	$1.634494	$1.005793	0.000
Sub-Account inception January 4, 1993	2007	$1.585757	$1.634494	0.000
	2006	$1.401851	$1.585757	0.000
	2005	$1.367104	$1.401851	0.000
	2004	$1.261826	$1.367104	0.000
	2003	$1.003599	$1.261826	0.000
	2002	$1.000000	$1.003599	100.000

36

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2008	$1.448686	$0.930400	0.000
Sub-Account inception October 7, 1993	2007	$1.372749	$1.448686	0.000
	2006	$1.283144	$1.372749	0.000
	2005	$1.264427	$1.283144	0.000
	2004	$1.215676	$1.264427	0.000
	2003	$0.984585	$1.215676	0.000
	2002	$1.000000	$0.984585	100.000
Core Value Portfolio – Service Class	2008	$1.717619	$1.080340	0.000
Sub-Account inception May 1, 1998	2007	$1.702143	$1.717619	0.000
	2006	$1.430759	$1.702143	0.000
	2005	$1.384409	$1.430759	0.000
	2004	$1.265323	$1.384409	0.000
	2003	$1.005712	$1.265323	0.000
	2002	$1.000000	$1.005712	100.000
MidCap Stock Portfolio – Service Class	2008	$1.680930	$0.982793	0.000
Sub-Account inception May 1, 1998	2007	$1.688770	$1.680930	0.000
	2006	$1.597324	$1.688770	0.000
	2005	$1.493350	$1.597324	0.000
	2004	$1.331565	$1.493350	0.000
	2003	$1.031466	$1.331565	0.000
	2002	$1.000000	$1.031466	100.000
Technology Growth Portfolio – Service Class	2008	$1.707701	$0.985063	0.000
Sub-Account inception October 1, 1999	2007	$1.519971	$1.707701	0.000
	2006	$1.487968	$1.519971	0.000
	2005	$1.464455	$1.487968	0.000
	2004	$1.488164	$1.464455	0.000
	2003	$1.006302	$1.488164	0.000
	2002	$1.000000	$1.006302	100.000

	Year	1.80%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2008	$2.088323	$1.107532	0.000
Sub-Account inception May 4, 1998	2007	$1.828365	$2.088323	0.000
	2006	$1.712013	$1.828365	0.000
	2005	$1.495442	$1.712013	0.000
	2004	$1.314625	$1.495442	0.000
	2003	$1.000000	$1.314625	0.000
Appreciation Portfolio – Service Class	2008	$1.469444	$1.014361	141,814.560
Sub-Account inception April 5, 1993	2007	$1.400111	$1.469444	154,365.984
	2006	$1.226465	$1.400111	154,609.583
	2005	$1.199111	$1.226465	153,649.000
	2004	$1.164893	$1.199111	163,693.000
	2003	$0.981440	$1.164893	154,874.746
	2002	$1.000000	$0.981440	100.0000
Developing Leaders Portfolio – Service Class	2008	$1.334120	$0.815457	0.000
Sub-Account inception January 4, 1993	2007	$1.530966	$1.334120	0.000
	2006	$1.505448	$1.530966	0.000
	2005	$1.451797	$1.505448	0.000
	2004	$1.330986	$1.451797	0.000
	2003	$1.031504	$1.330986	0.000
	2002	$1.000000	$1.031504	100.000
Growth and Income Portfolio – Service Class	2008	$1.574236	$0.919553	0.000
Sub-Account inception December 15, 1994	2007	$1.481347	$1.574236	0.000
	2006	$1.319148	$1.481347	0.000
	2005	$1.301064	$1.319148	0.000
	2004	$1.235390	$1.301064	0.000
	2003	$0.995239	$1.235390	0.000
	2002	$1.000000	$0.995239	100.000

37

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class	2008	$2.691402	$1.523853	9,488.324
Sub-Account inception December 15, 1994	2007	$2.345178	$2.691402	10,190.773
	2006	$1.939982	$2.345178	9,446.647
	2005	$1.725444	$1.939982	11,015.000
	2004	$1.414355	$1.725444	12,526.000
	2003	$1.009923	$1.414355	14,356.056
	2002	$1.000000	$1.009923	100.000
International Value Portfolio – Service Class	2008	$2.128035	$1.306827	10,981.402
Sub-Account inception May 1, 1996	2007	$2.084724	$2.128035	11,794.385
	2006	$1.733998	$2.084724	10,973.832
	2005	$1.580366	$1.733998	11,998.000
	2004	$1.342603	$1.580366	13,070.000
	2003	$1.002874	$1.342603	15,140.429
	2002	$1.000000	$1.002874	100.000
Quality Bond Portfolio – Service Class	2008	$1.106686	$1.038599	19,372.979
Sub-Account inception January 4, 1993	2007	$1.090681	$1.106686	20,807.221
	2006	$1.068577	$1.090681	19,307.757
	2005	$1.063714	$1.068577	18,246.000
	2004	$1.050868	$1.063714	16,973.000
	2003	$1.020939	$1.050868	14,950.567
	2002	$1.000000	$1.020939	100.000
Money Market Portfolio – Initial Class	2008	$1.044238	$1.051803	157,175.405
Sub-Account inception January 4, 1993	2007	$1.013760	$1.044238	177,561.350
	2006	$0.986677	$1.013760	0.000
	2005	$0.978394	$0.986677	0.000
	2004	$0.988127	$0.978394	0.000
	2003	$1.000000	$0.988127	0.000
Dreyfus Stock Index Fund, Inc. – Service Class	2008	$1.638614	$1.008832	0.000
Sub-Account inception January 4, 1993	2007	$1.588964	$1.638614	0.000
	2006	$1.403995	$1.588964	0.000
	2005	$1.368526	$1.403995	0.000
	2004	$1.262528	$1.368526	0.000
	2003	$1.003666	$1.262528	0.000
	2002	$1.000000	$1.003666	100.000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2008	$1.452325	$0.933196	0.000
Sub-Account inception October 7, 1993	2007	$1.375524	$1.452325	0.000
	2006	$1.285100	$1.375524	0.000
	2005	$1.265741	$1.285100	0.000
	2004	$1.216341	$1.265741	0.000
	2003	$0.984653	$1.216341	0.000
	2002	$1.000000	$0.984653	100.000
Core Value Portfolio – Service Class	2008	$1.721957	$1.083601	0.000
Sub-Account inception May 1, 1998	2007	$1.705606	$1.721957	0.000
	2006	$1.432970	$1.705606	0.000
	2005	$1.385876	$1.432970	0.000
	2004	$1.266034	$1.385876	0.000
	2003	$1.005778	$1.266034	0.000
	2002	$1.000000	$1.005778	100.000
MidCap Stock Portfolio – Service Class	2008	$1.685145	$0.985744	37,404.929
Sub-Account inception May 1, 1998	2007	$1.692166	$1.685145	38,382.605
	2006	$1.599759	$1.692166	41,536.873
	2005	$1.494902	$1.599759	47,600.000
	2004	$1.332293	$1.494902	52,199.000
	2003	$1.031530	$1.332293	59,596.234
	2002	$1.000000	$1.031530	100.000
Technology Growth Portfolio – Service Class	2008	$1.712011	$0.988039	0.000
Sub-Account inception October 1, 1999	2007	$1.523057	$1.712011	0.000
	2006	$1.490264	$1.523057	0.000
	2005	$1.465997	$1.490264	0.000
	2004	$1.489000	$1.465997	0.000
	2003	$1.006373	$1.489000	0.000
	2002	$1.000000	$1.006373	100.000

38

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class	2008	$2.098894	$1.114246	0.000
Sub-Account inception May 4, 1998	2007	$1.835803	$2.098894	0.000
	2006	$1.717288	$1.835803	0.000
	2005	$1.498570	$1.717288	0.000
	2004	$1.316080	$1.498570	0.000
	2003	$1.000000	$1.316080	0.000
Appreciation Portfolio – Service Class	2008	$1.476900	$1.020513	0.000
Sub-Account inception April 5, 1993	2007	$1.405827	$1.476900	0.000
	2006	$1.230267	$1.405827	0.000
	2005	$1.201648	$1.230267	0.000
	2004	$1.166204	$1.201648	0.000
	2003	$0.981572	$1.166204	0.000
	2002	$1.000000	$0.981572	100.000
Developing Leaders Portfolio – Service Class	2008	$1.340847	$0.820374	0.000
Sub-Account inception January 4, 1993	2007	$1.537164	$1.340847	0.000
	2006	$1.511006	$1.537164	0.000
	2005	$1.454830	$1.511006	0.000
	2004	$1.332452	$1.454830	0.000
	2003	$1.031643	$1.332452	0.000
	2002	$1.000000	$1.031643	100.000
Growth and Income Portfolio – Service Class	2008	$1.582195	$0.925115	0.000
Sub-Account inception December 15, 1994	2007	$1.487367	$1.582195	0.000
	2006	$1.323199	$1.487367	0.000
	2005	$1.303791	$1.323199	0.000
	2004	$1.236770	$1.303791	0.000
	2003	$0.995377	$1.236770	0.000
	2002	$1.000000	$0.995377	100.000
International Equity Portfolio – Service Class	2008	$2.705010	$1.533068	0.000
Sub-Account inception December 15, 1994	2007	$2.354710	$2.705010	0.000
	2006	$1.945955	$2.354710	0.000
	2005	$1.729064	$1.945955	0.000
	2004	$1.415928	$1.729064	0.000
	2003	$1.010061	$1.415928	0.000
	2002	$1.000000	$1.010061	100.000
International Value Portfolio – Service Class	2008	$2.138828	$1.314754	0.000
Sub-Account inception May 1, 1996	2007	$2.093231	$2.138828	0.000
	2006	$1.739364	$2.093231	0.000
	2005	$1.583710	$1.739364	0.000
	2004	$1.344107	$1.583710	0.000
	2003	$1.003009	$1.344107	0.000
	2002	$1.000000	$1.003009	100.000
Quality Bond Portfolio – Service Class	2008	$1.112274	$1.044876	0.000
Sub-Account inception January 4, 1993	2007	$1.095114	$1.112274	0.000
	2006	$1.071870	$1.095114	0.000
	2005	$1.065953	$1.071870	0.000
	2004	$1.052044	$1.065953	0.000
	2003	$1.021072	$1.052044	0.000
	2002	$1.000000	$1.021072	100.000
Money Market Portfolio – Initial Class	2008	$1.049530	$1.058170	0.000
Sub-Account inception January 4, 1993	2007	$1.017894	$1.049530	0.000
	2006	$0.989733	$1.017894	0.000
	2005	$0.980468	$0.989733	0.000
	2004	$0.989235	$0.980468	0.000
	2003	$1.000000	$0.989235	0.000
Dreyfus Stock Index Fund, Inc. – Service Class	2008	$1.646956	$1.014971	0.000
Sub-Account inception January 4, 1993	2007	$1.595466	$1.646956	0.000
	2006	$1.408349	$1.595466	0.000
	2005	$1.371412	$1.408349	0.000
	2004	$1.263942	$1.371412	0.000
	2003	$1.003800	$1.263942	0.000
	2002	$1.000000	$1.003800	100.000

39

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
The Dreyfus Socially Responsible Growth Fund, Inc.– Service Class	2008	$1.459673	$0.938838	0.000
Sub-Account inception January 22, 2001	2007	$1.381125	$1.459673	0.000
	2006	$1.289073	$1.381125	0.000
	2005	$1.268404	$1.289073	0.000
	2004	$1.217703	$1.268404	0.000
	2003	$0.984784	$1.217703	0.000
	2002	$1.000000	$0.984784	100.000
Core Value Portfolio – Service Class	2008	$1.730677	$1.090166	0.000
Sub-Account inception May 1, 1998	2007	$1.712550	$1.730677	0.000
	2006	$1.437395	$1.712550	0.000
	2005	$1.388793	$1.437395	0.000
	2004	$1.267446	$1.388793	0.000
	2003	$1.005913	$1.267446	0.000
	2002	$1.000000	$1.005913	100.000
MidCap Stock Portfolio – Service Class	2008	$1.693656	$0.991702	0.000
Sub-Account inception May 1, 1998	2007	$1.699035	$1.693656	0.00
	2006	$1.604676	$1.699035	0.000
	2005	$1.498031	$1.604676	0.000
	2004	$1.333778	$1.498031	0.000
	2003	$1.031669	$1.333778	0.000
	2002	$1.000000	$1.031669	100.000
Technology Growth Portfolio – Service Class	2008	$1.720677	$0.994020	0.000
Sub-Account inception October 1, 1999	2007	$1.529264	$1.720677	0.000
	2006	$1.494862	$1.529264	0.000
	2005	$1.469064	$1.494862	0.000
	2004	$1.490650	$1.469064	0.000
	2003	$1.006508	$1.490650	0.000
	2002	$1.000000	$1.006508	100.000

40

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class	2008	$2.104177	$1.117599	0.000
Sub-Account inception May 4, 1998	2007	$1.839517	$2.104177	0.000
	2006	$1.7199160	$1.839517	0.000
	2005	$1.500132	$1.7199160	0.000
	2004	$1.316807	$1.500132	0.000
	2003	$1.020031	$1.316807	0.000
	2002	$1.000000	$1.020031	100.000
Appreciation Portfolio – Service Class	2008	$1.480675	$1.023622	0.000
Sub-Account inception April 5, 1993	2007	$1.408715	$1.480675	0.000
	2006	$1.232176	$1.408715	0.000
	2005	$1.202921	$1.232176	0.000
	2004	$1.166849	$1.202921	0.000
	2003	$0.981639	$1.166849	0.000
	2002	$1.000000	$0.981639	100.000
Developing Leaders Portfolio – Service Class	2008	$1.344242	$0.822861	0.000
Sub-Account inception January 4, 1993	2007	$1.540287	$1.344242	0.000
	2006	$1.512386	$1.540287	0.000
	2005	$1.456356	$1.512386	0.000
	2004	$1.333202	$1.456356	0.000
	2003	$1.031713	$1.333202	0.000
	2002	$1.000000	$1.031713	100.000
Growth and Income Portfolio – Service Class	2008	$1.586196	$0.927916	0.000
Sub-Account inception December 15, 1994	2007	$1.490397	$1.586196	0.000
	2006	$1.325245	$1.490397	0.000
	2005	$1.305162	$1.325245	0.000
	2004	$1.237454	$1.305162	0.000
	2003	$0.995441	$1.237454	22,137.969
	2002	$1.000000	$0.995441	3,540.553
International Equity Portfolio – Service Class	2008	$2.711871	$1.537718	0.000
Sub-Account inception December 15, 1994	2007	$2.359503	$2.711871	0.000
	2006	$1.948966	$2.359503	0.000
	2005	$1.730892	$1.948966	0.000
	2004	$1.416724	$1.730892	0.000
	2003	$1.010125	$1.416724	0.000
	2002	$1.000000	$1.010125	100.000
International Value Portfolio – Service Class	2008	$2.144206	$1.318722	0.000
Sub-Account inception May 1, 1996	2007	$2.097468	$2.144206	0.000
	2006	$1.742036	$2.097468	0.000
	2005	$1.585358	$1.742036	0.000
	2004	$1.344852	$1.585358	0.000
	2003	$1.003075	$1.344852	0.000
	2002	$1.000000	$1.003075	100.000
Quality Bond Portfolio – Service Class	2008	$1.115095	$1.048038	0.000
Sub-Account inception January 4, 1993	2007	$1.097349	$1.115095	0.000
	2006	$1.073519	$1.097349	0.000
	2005	$1.067065	$1.073519	0.000
	2004	$1.052625	$1.067065	0.000
	2003	$1.021145	$1.052625	0.000
	2002	$1.000000	$1.021145	100.000
Money Market Portfolio – Initial Class	2008	$1.052176	$1.061361	0.000
Sub-Account inception January 4, 1993	2007	$1.019962	$1.052176	0.000
	2006	$0.991250	$1.019962	0.000
	2005	$0.981486	$0.991250	0.000
	2004	$0.989783	$0.981486	0.000
	2003	$0.999153	$0.989783	0.000
	2002	$1.000000	$0.999153	100.000
Dreyfus Stock Index Fund, Inc. – Service Class	2008	$1.651111	$1.018036	0.000
Sub-Account inception January 4, 1993	2007	$1.598712	$1.651111	0.000
	2006	$1.410528	$1.598712	0.000
	2005	$1.372873	$1.410528	0.000
	2004	$1.264655	$1.372873	0.000
	2003	$1.003871	$1.264655	21,848.148
	2002	$1.000000	$1.003871	3,536.894

41

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2008	$1.463387	$0.941703	0.000
Sub-Account inception October 7, 1993	2007	$1.383940	$1.463387	0.000
	2006	$1.291059	$1.383940	0.000
	2005	$1.269731	$1.291059	0.000
	2004	$1.218374	$1.269731	0.000
	2003	$0.984848	$1.218374	0.000
	2002	$1.000000	$0.984848	100.000
Core Value Portfolio – Service Class	2008	$1.735055	$1.093462	0.000
Sub-Account inception May 1, 1998	2007	$1.716029	$1.735055	0.000
	2006	$1.439609	$1.716029	0.000
	2005	$1.390256	$1.439609	0.000
	2004	$1.268159	$1.390256	0.000
	2003	$1.005982	$1.268159	0.000
	2002	$1.000000	$1.005982	100.000
MidCap Stock Portfolio – Service Class	2008	$1.697974	$0.994724	0.000
Sub-Account inception May 1, 1998	2007	$1.702520	$1.697974	0.000
	2006	$1.607185	$1.702520	0.000
	2005	$1.499628	$1.607185	0.000
	2004	$1.334534	$1.499628	0.000
	2003	$1.031740	$1.334534	21,561.245
	2002	$1.000000	$1.031740	3,490.318
Technology Growth Portfolio – Service Class	2008	$1.725023	$0.997021	0.000
Sub-Account inception October 1, 1999	2007	$1.532367	$1.725023	0.000
	2006	$1.497167	$1.532367	0.000
	2005	$1.470618	$1.497167	0.000
	2004	$1.491485	$1.470618	0.000
	2003	$1.006573	$1.491485	0.000
	2002	$1.000000	$1.006573	100.000

42

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2008	$1.950729	$1.037642	0.000
Sub-Account inception May 4, 1998	2007	$1.702838	$1.950729	0.000
	2006	$1.589777	$1.702838	0.000
	2005	$1.384583	$1.589777	0.000
	2004	$1.213582	$1.384583	0.000
	2003	$1.000000	$1.213582	0.000
Appreciation Portfolio – Service Class	2008	$1.491400	$1.032574	0.000
Sub-Account inception April 5, 1993	2007	$1.416816	$1.491400	7,942.783
	2006	$1.237448	$1.416816	7,949.155
	2005	$1.206280	$1.237448	7,956.000
	2004	$1.168378	$1.206280	7,963.000
	2003	$1.000000	$1.168378	6,650.915
Developing Leaders Portfolio – Service Class	2008	$1.293463	$0.792957	0.000
Sub-Account inception January 4, 1993	2007	$1.479906	$1.293463	0.000
	2006	$1.450956	$1.479906	0.000
	2005	$1.395136	$1.450956	0.000
	2004	$1.275264	$1.395136	0.000
	2003	$1.000000	$1.275264	0.000
Growth and Income Portfolio – Service Class	2008	$1.546568	$0.906084	0.000
Sub-Account inception December 15, 1994	2007	$1.451013	$1.546568	0.000
	2006	$1.288331	$1.451013	0.000
	2005	$1.266944	$1.288331	0.000
	2004	$1.199436	$1.266944	0.000
	2003	$1.000000	$1.199436	0.000
International Equity Portfolio – Service Class	2008	$2.626148	$1.491328	0.000
Sub-Account inception December 15, 1994	2007	$2.281539	$2.626148	0.000
	2006	$1.881790	$2.281539	0.000
	2005	$1.668769	$1.881790	0.000
	2004	$1.363860	$1.668769	0.000
	2003	$1.000000	$1.363860	0.000
International Value Portfolio – Service Class	2008	$2.213240	$1.363187	0.000
Sub-Account inception May 1, 1996	2007	$2.161778	$2.213240	0.000
	2006	$1.792804	$2.161778	0.000
	2005	$1.629166	$1.792804	0.000
	2004	$1.379972	$1.629166	0.000
	2003	$1.000000	$1.379972	0.000
Quality Bond Portfolio – Service Class	2008	$1.074124	$1.011027	15,236.215
Sub-Account inception January 4, 1993	2007	$1.055454	$1.074124	28,245.498
	2006	$1.031021	$1.055454	28,947.901
	2005	$1.023317	$1.031021	29,713.000
	2004	$1.007968	$1.023317	30,524.000
	2003	$1.000000	$1.007968	29,228.144
Money Market Portfolio – Initial Class	2008	$1.063052	$1.073928	18,914.143
Sub-Account inception January 4, 1993	2007	$1.028971	$1.063052	26,658.720
	2006	$0.998548	$1.028971	0.000
	2005	$0.987257	$0.998548	0.000
	2004	$0.994129	$0.987257	0.000
	2003	$1.000000	$0.994129	0.000
Dreyfus Stock Index Fund, Inc. – Service Class	2008	$1.591330	$0.982625	10,628.820
Sub-Account inception January 4, 1993	2007	$1.538544	$1.591330	18,797.718
	2006	$1.355452	$1.538544	19,286.981
	2005	$1.317332	$1.355452	19,820.000
	2004	$1.211705	$1.317332	20,385.000
	2003	$1.000000	$1.211705	19,730.830
The Dreyfus Socially Responsible Growth Fund, Inc.– Service Class	2008	$1.443649	$0.930379	0.000
Sub-Account inception October 7, 1993	2007	$1.363264	$1.443649	0.000
	2006	$1.269909	$1.363264	0.000
	2005	$1.247105	$1.269909	0.000
	2004	$1.194894	$1.247105	0.000
	2003	$1.000000	$1.194894	0.000

43

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Service Class	2008	$1.700878	$1.073519	0.000
Sub-Account inception May 1, 1998	2007	$1.679723	$1.700878	0.000
	2006	$1.407081	$1.679723	0.000
	2005	$1.356839	$1.407081	0.000
	2004	$1.235847	$1.356839	0.000
	2003	$1.000000	$1.235847	0.000
MidCap Stock Portfolio – Service Class	2008	$1.612334	$0.945957	0.000
Sub-Account inception May 1, 1998	2007	$1.614251	$1.612334	0.000
	2006	$1.521609	$1.614251	0.000
	2005	$1.417690	$1.521609	0.000
	2004	$1.259751	$1.417690	0.000
	2003	$1.000000	$1.259751	0.000
Technology Growth Portfolio – Service Class	2008	$1.557678	$0.901642	0.000
Sub-Account inception October 1, 1999	2007	$1.381654	$1.557678	0.000
	2006	$1.347928	$1.381654	0.000
	2005	$1.322071	$1.347928	0.000
	2004	$1.338854	$1.322071	0.000
	2003	$1.000000	$1.338854	0.000

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class	2008	$1.754316	$0.933628	108,045.201
Sub-Account inception May 4, 1998	2007	$1.530621	$1.754316	83,284.344
	2006	$1.428284	$1.530621	66,801.248
	2005	$1.243330	$1.428284	85,107.000
	2004	$1.089233	$1.243330	81,161.000
	2003	$0.842088	$1.089233	87,834.487
	2002	$1.000000	$0.842088	25,426.568
Appreciation Portfolio – Service Class	2008	$1.274242	$0.882662	2,535,890.763
Sub-Account inception April 5, 1993	2007	$1.209918	$1.274242	2,851,753.008
	2006	$1.056224	$1.209918	3,434,030.061
	2005	$1.029121	$1.056224	3,955,556.000
	2004	$0.996304	$1.029121	4,493,384.000
	2003	$0.836505	$0.996304	5,096,031.028
	2002	$1.000000	$0.836505	2,343,816.217
Developing Leaders Portfolio – Service Class	2008	$0.984456	$0.603818	594,958.516
Sub-Account inception January 4, 1993	2007	$1.125799	$0.984456	643,780.412
	2006	$1.103236	$1.125799	622,742.195
	2005	$1.090274	$1.103236	721,936.000
	2004	$0.968686	$1.090274	765,068.000
	2003	$0.748154	$0.968686	972,325.464
	2002	$1.000000	$0.748154	469,631.102
Growth and Income Portfolio – Service Class	2008	$1.255043	$0.735653	831,736.409
Sub-Account inception December 15, 1994	2007	$1.176916	$1.255043	1,109,382.144
	2006	$1.044440	$1.176916	1,241,898.670
	2005	$1.026593	$1.044440	1,188,180.000
	2004	$0.971411	$1.026593	1,279,084.000
	2003	$0.779892	$0.971411	1,196,807.938
	2002	$1.000000	$0.779892	775,032.170

44

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class	2008	$2.173818	$1.235067	431,088.782
Sub-Account inception December 15, 1994	2007	$1.887627	$2.173818	427,112.833
	2006	$1.556126	$1.887627	329,639.367
	2005	$1.379292	$1.556126	239,869.000
	2004	$1.126730	$1.379292	227,167.000
	2003	$0.801779	$1.126730	457,894.273
	2002	$1.000000	$0.801779	231,505.748
International Value Portfolio – Service Class	2008	$1.728144	$1.064934	588,904.565
Sub-Account inception May 1, 1996	2007	$1.687119	$1.728144	633,907.236
	2006	$1.398470	$1.687119	558,867.086
	2005	$1.270199	$1.398470	478,504.000
	2004	$1.075381	$1.270199	480,389.000
	2003	$0.800507	$1.075381	593,336.141
	2002	$1.000000	$0.800507	277,264.703
Quality Bond Portfolio – Service Class	2008	$1.151170	$1.084087	2,810,198.473
Sub-Account inception January 4, 1993	2007	$1.130604	$1.151170	2,995,330.527
	2006	$1.103888	$1.130604	2,824,960.719
	2005	$1.095092	$1.103888	3,133,273.000
	2004	$1.078138	$1.095092	3,355,387.000
	2003	$1.043839	$1.078138	3,712,795.332
	2002	$1.000000	$1.043839	2,231,989.027
Money Market Portfolio – Initial Class	2008	$1.062833	$1.074234	4,655,205.245
Sub-Account inception January 4, 1993	2007	$1.028248	$1.062833	4,877,228.676
	2006	$0.997350	$1.028248	439,314.977
	2005	$0.985577	$0.997350	541,274.000
	2004	$0.991945	$0.985577	574,496.000
	2003	$0.999366	$0.991945	827,783.466
	2002	$1.000000	$0.999366	395,266.354
Dreyfus Stock Index Fund, Inc. – Service Class	2008	$1.343140	$0.829791	1,621,793.280
Sub-Account inception January 4, 1993	2007	$1.297948	$1.343140	2,014,618.361
	2006	$1.142925	$1.297948	2,151,271.493
	2005	$1.110229	$1.142925	2,434,092.000
	2004	$1.020708	$1.110229	2,658,462.000
	2003	$0.808638	$1.020708	2,679,945.470
	2002	$1.000000	$0.808638	1,319,378.010
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2008	$1.130107	$0.728667	154,432.358
Sub-Account inception October 7, 1993	2007	$1.066649	$1.130107	159,915.041
	2006	$0.993117	$1.066649	143,182.391
	2005	$0.0974799	$0.993117	140,126.000
	2004	$0.933524	$0.0974799	142,197.000
	2003	$0.753110	$0.933524	146,367.909
	2002	$1.000000	$0.753110	97,137.681
Core Value Portfolio – Service Class	2008	$1.386653	$0.875632	2,636,863.949
Sub-Account inception May 1, 1998	2007	$1.368734	$1.386653	2,950,643.951
	2006	$1.146008	$1.368734	3,010,425.780
	2005	$1.104555	$1.146008	3,198,004.000
	2004	$1.005558	$1.104555	3,431,452.000
	2003	$0.796103	$1.005558	3,918,930.027
	2002	$1.000000	$0.796103	1,902,726.726
MidCap Stock Portfolio – Service Class	2008	$1.334454	$0.783316	1,269,795.818
Sub-Account inception May 1, 1998	2007	$1.335380	$1.334454	1,347,582.506
	2006	$1.258126	$1.335380	1,379,284.323
	2005	$1.171625	$1.258126	1,535,223.000
	2004	$1.040589	$1.171625	1,471,094.000
	2003	$0.802907	$1.040589	1,575,596.686
	2002	$1.000000	$0.802907	857,601.259
Technology Growth Portfolio – Service Class	2008	$1.218857	$0.705872	370,471.989
Sub-Account inception October 1, 1999	2007	$1.080591	$1.218857	334,244.916
	2006	$1.053691	$1.080591	411,102.698
	2005	$1.032968	$1.053691	499,041.000
	2004	$1.045556	$1.032968	484,458.000
	2003	$0.704242	$1.045556	535,884.349
	2002	$1.000000	$0.704242	226,689.487

45

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Appreciation Portfolio – Service Class	2008	$42.470068	$29.433395	528,806.748
Sub-Account inception April 5, 1993	2007	$40.306158	$42.470068	709,007.637
	2006	$35.168825	$40.306158	788,575.077
	2005	$34.249546	$35.168825	946,178.000
	2004	$33.140811	$34.249546	1,078,182.000
	2003	$27.812	$33.140811	1,203,718.062
	2002	$33.933	$27.812	1,287,152.473
	2001	$37.729	$33.933	731,798.395
Developing Leaders Portfolio – Service Class	2008	$84.654356	$51.948583	53,459.812
Sub-Account inception January 4, 1993	2007	$96.760742	$84.654356	62,247.149
	2006	$94.774944	$96.760742	66,611.595
	2005	$91.039643	$94.774944	76,936.000
	2004	$83.135053	$91.039643	89,304.000
	2003	$64.177	$83.135053	102,665.847
	2002	$80.652	$64.177	118,808.669
	2001	$86.109	$80.652	57,268.440
Growth and Income Portfolio – Service Class	2008	$35.096982	$20.582516	384,507.512
Sub-Account inception December 15, 1994	2007	$32.895597	$35.096982	482,532.287
	2006	$29.178756	$32.895597	484,707.551
	2005	$28.666082	$29.178756	586,839.000
	2004	$27.111778	$28.666082	706,302.000
	2003	$21.756	$27.111778	771,900.341
	2002	$29.595	$21.756	833,823.358
	2001	$32.284	$29.595	503,479.557
International Equity Portfolio – Service Class	2008	$32.303332	$18.362436	176,050.880
Sub-Account inception December 15, 1994	2007	$28.036634	$32.303332	252,231.146
	2006	$23.101628	$28.036634	201,039.327
	2005	$20.466423	$23.101628	190,530.000
	2004	$16.710433	$20.466423	158,242.000
	2003	$11.885	$16.710433	142,361.331
	2002	$14.381	$11.885	138,700.796
	2001	$20.866	$14.381	110,400.612
International Value Portfolio – Service Class	2008	$22.637498	$13.956824	299,833.690
Sub-Account inception May 1, 1996	2007	$22.089225	$22.637498	393,280.565
	2006	$18.300986	$22.089225	320,774.821
	2005	$16.614190	$18.300986	359,670.000
	2004	$14.059011	$16.614190	370,544.000
	2003	$10.460	$14.059011	355,239.803
	2002	$12.088	$10.460	353,503.947
	2001	$13.994	$12.088	170,087.266
Quality Bond Portfolio – Service Class	2008	$21.140604	$19.918508	918,221.609
Sub-Account inception January 4, 1993	2007	$20.752654	$21.140604	1,198,899.915
	2006	$20.25229	$20.752654	1,115,399.767
	2005	$20.081126	$20.25229	1,361,676.000
	2004	$19.760442	$20.081126	1,719,663.000
	2003	$19.122	$19.760442	1,951,639.872
	2002	$18.042	$19.122	2,265,254.374
	2001	$17.410	$18.042	1,074,818.006
Dreyfus Stock Index Fund, Inc. – Service Class	2008	$51.886998	$32.071532	419,015.501
Sub-Account inception January 4, 1993	2007	$50.115920	$51.886998	532,668.805
	2006	$44.108437	$50.115920	597,574.721
	2005	$42.825485	$44.108437	735,083.000
	2004	$39.352722	$42.825485	851,824.000
	2003	$31.161	$39.352722	938,076.588
	2002	$40.797	$31.161	995,839.139
	2001	$48.054	$40.797	553,642.667
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2008	$30.872354	$19.915761	103,531.451
Sub-Account inception October 7, 1993	2007	$29.124184	$30.872354	129,171.181
	2006	$27.103038	$29.124184	153,854.662
	2005	$26.590087	$27.103038	204,055.000
	2004	$25.451736	$26.590087	266,754.000
	2003	$20.523	$25.451736	296,580.120
	2002	$29.367	$20.523	323,312.675
	2001	$40.334	$29.367	247,846.709

46

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Service Class	2008	$15.455384	$9.764400	1,376,461.630
Sub-Account inception May 1, 1998	2007	$15.248072	$15.455384	1,741.007.141
	2006	$12.760567	$15.248072	1,913,691.367
	2005	$12.292854	$12.760567	2,262,553.000
	2004	$11.185612	$12.292854	2,610,969.000
	2003	$8.851	$11.185612	2,961,976.471
	2002	$11.703	$8.851	3,170,761.237
	2001	$11.989	$11.703	1,644,988.805
MidCap Stock Portfolio – Service Class	2008	$15.379636	$9.032163	703,687.373
Sub-Account inception May 1, 1998	2007	$15.382701	$15.379636	898,116.093
	2006	$14.485637	$15.382701	984.212.009
	2005	$13.483092	$14.485637	1,135,340.000
	2004	$11.969158	$13.483092	1,272,820.000
	2003	$9.231	$11.969158	1,559,798.923
	2002	$10.715	$9.231	1,593,930.290
	2001	$10.832	$10.715	837,658.891
Technology Growth Portfolio – Service Class	2008	$7.520377	$4.357392	402,817.341
Sub-Account inception October 1, 1999	2007	$6.663957	$7.520377	509,777.732
	2006	$6.494902	$6.663957	589,483.687
	2005	$6.364074	$6.494902	725,916.000
	2004	$6.438464	$6.364074	947,014.000
	2003	$4.335	$6.438464	1,011,216.368
	2002	$7.274	$4.335	1,080,609.769
	2001	$12.401	$7.274	967,986.322
Transamerica Equity – Initial Class	2008	$17.868537	$9.514146	1,016,376.630
Sub-Account inception May 1, 1998	2007	$15.582415	$17.868537	1,191,380.144
	2006	$14.533536	$15.582415	1,418,734.009
	2005	$12.645276	$14.533536	1,706,680.000
	2004	$11.072522	$12.645276	1,944,521.000
	2003	$8.556	$11.072522	2,279,895.239
	2002	$11.157	$8.556	2,689,539.614
	2001	$13.736	$11.157	3,352,423.693
	2000	$15.422	$13.736	3,644,221.142
	1999	$11.35	$15.422	2,963,758.863
	1998	$10.00	$11.35	1,634,054.907
Appreciation Portfolio – Initial Class	2008	$43.253484	$30.049175	1,722,711.179
Sub-Account inception April 5, 1993	2007	$40.942145	$43.253484	2,123,526.288
	2006	$35.641053	$40.942145	2,719,350.369
	2005	$34.622873	$35.641053	3,470665.000
	2004	$33.422396	$34.622873	4,340,754.000
	2003	$27.969	$33.422396	5,195,190.333
	2002	$34.053	$27.969	6,064,087.558
	2001	$38.077	$34.053	7,366,868.292
	2000	$38.862	$38.077	8,193,471.439
	1999	$35.36	$38.862	8,513,807.354
	1998	$27.532	$35.36	8,121,246.029
	1997	$21.802	$27.532	6,447,159.634
Developing Leaders Portfolio – Initial Class	2008	$86.236431	$53.071075	416,440.736
Sub-Account inception January 4, 1993	2007	$98.325236	$86.236431	495,096.316
	2006	$96.076039	$98.325236	665,893.583
	2005	$92.075988	$96.076039	820,661.000
	2004	$83.858469	$92.075988	1,053,370.000
	2003	$64.569	$83.858469	1,256,012.232
	2002	$80.956	$64.569	1,495,667.076
	2001	$87.446	$80.956	1,755,966.852
	2000	$78.255	$87.446	2,018,390.168
	1999	$64.44	$78.255	2,096,729.991

47

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Growth and Income Portfolio – Initial Class	2008	$35.600677	$20.919753	1,352,960.167
Sub-Account inception December 15, 1994	2007	$33.290226	$35.600677	1,652,549.563
	2006	$29.477130	$33.290226	2,007,269.480
	2005	$28.919251	$29.477130	2,501,194.000
	2004	$27.287406	$28.919251	3,208,623.000
	2003	$21.861	$27.287406	3,953,385.811
	2002	$29.686	$21.861	4,679,209.677
	2001	$31.974	$29.686	5,926,304.581
	2000	$33.694	$31.974	6,432,258.706
	1999	$29.23	$33.694	6,548,394.692
International Equity Portfolio – Initial Class	2008	$32.885347	$18.737202	736,893.047
Sub-Account inception December 15, 1994	2007	$28.474959	$32.885347	920,168.013
	2006	$23.415907	$28.474959	1,039,764.625
	2005	$20.689400	$23.415907	1,171,431.000
	2004	$16.840959	$20.689400	1,341,234.000
	2003	$11.951	$16.840959	1,528,041.258
	2002	$14.416	$11.951	1,803,441.127
	2001	$20.643	$14.416	2,253,497.876
	2000	$25.038	$20.643	2,629,168.557
	1999	$15.89	$25.038	2,296,712.753
	1998	$15.422	$15.89	2,456,885.911
	1997	$14.267	$15.422	2,176,230.247
International Value Portfolio – Initial Class	2008	$22.782630	$14.081857	606,563.844
Sub-Account inception May 1, 1996	2007	$22.181979	$22.782630	801,713.510
	2006	$18.346912	$22.181979	810,624.991
	2005	$16.625294	$18.346912	927,170.000
	2004	$14.046184	$16.625294	972,539.000
	2003	$10.445	$14.046184	983,345.859
	2002	$12.067	$10.445	1,135,394.813
	2001	$14.101	$12.067	1,164,395.489
	2000	$14.846	$14.101	1,377,476.194
	1999	$11.78	$14.846	1,432,408.023
	1998	$10.982	$11.78	1,380,692.935
	1997	$10.244	$10.982	1,047,389.002
Quality Bond Portfolio – Initial Class	2008	$21.522.606	$20.337536	1,614,734.586
Sub-Account inception January 4, 1993	2007	$21.078909	$21.522.606	1,846,588.028
	2006	$20.505219	$21.078909	1,928,763.709
	2005	$20.288656	$20.505219	2,466,082.000
	2004	$19.903122	$20.288656	3,046,514.000
	2003	$19.231	$19.903122	3,890,535.749
	2002	$18.095	$19.231	4,901,782.851
	2001	$17.199	$18.095	4,966,205.213
	2000	$15.683	$17.199	4,333,498.116
	1999	$15.88	$15.683	5,010,813.856
	1998	$15.260	$15.88	5,030,446.431
	1997	$14.142	$15.260	4,020,220.452
Money Market – Initial Class	2008	$1.438946	$1.455100	98,490,663.865
Sub-Account inception January 4, 1993	2007	$1.391426	$1.438946	126,221,534.582
	2006	$1.348960	$1.391426	32,839,018.722
	2005	$1.332390	$1.348960	35,907,831.000
	2004	$1.340330	$1.332390	40,261,346.000
	2003	$1.3497	$1.340330	53,137,961.912
	2002	$1.349	$1.3497	77,153,614.929
	2001	$1.316	$1.349	81,225,135.541
	2000	$1.258	$1.316	59,855,370.259
	1999	$1.22	$1.258	64,761,299.670
	1998	$1.175	$1.22	53,939,642.196
	1997	$1.132	$1.175	42,660,950.364

48

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Dreyfus Stock Index Fund, Inc. – Initial Class	2008	$52.839247	$32.753237	1,284,939.623
Sub-Account inception January 4, 1993	2007	$50.907734	$52.839247	1,629,949.922
	2006	$44.692069	$50.907734	2,061,312.563
	2005	$43.285226	$44.692069	2,516,402.000
	2004	$39.671542	$43.285226	3,149,253.000
	2003	$31.34	$39.671542	3,648,176.310
	2002	$40.930	$31.34	4,126,592.432
	2001	$47.264	$40.930	5,101,627.890
	2000	$52.828	$47.264	5,610,267.635
	1999	$44.42	$52.828	5,113,716.960
	1998	$35.128	$44.42	4,443,711.383
	1997	$26.791	$35.128	3,357,236.245
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Class	2008	$31.441964	$20.332233	535,988.424
Sub-Account inception October 7, 1993	2007	$29.581501	$31.441964	660,378.026
	2006	$27.467342	$29.581501	909,845.859
	2005	$26.878966	$27.467342	1,125,864.000
	2004	$25.662502	$26.878966	1,388,317.000
	2003	$20.651	$25.662502	1,679,623.544
	2002	$29.472	$20.651	2,085,657.987
	2001	$38.602	$29.472	2,795,959.566
	2000	$43.996	$38.602	3,085,982.201
	1999	$34.30	$43.996	2,399,067.265
	1998	$26.879	$34.30	1,744,708.001
	1997	$21.221	$26.879	1,335,814.063
Core Value Portfolio – Initial Class	2008	$15.591518	$9.853790	1,273,607.269
Sub-Account inception May 1, 1998	2007	$15.350987	$15.591518	1,619,592.985
	2006	$12.831642	$15.350987	1,668,932.256
	2005	$12.340986	$12.831642	2,014,296.000
	2004	$11.213553	$12.340986	2,409,688.000
	2003	$8.854	$11.213553	2,399,640.235
	2002	$11.703	$8.854	2,611,095.265
	2001	$12.120	$11.703	2,768,228.725
	2000	$10.967	$12.120	1,671,632.569
	1999	$9.29	$10.967	618,554.557
	1998	$10.00	$9.29	95,759.521
MidCap Stock Portfolio – Initial Class	2008	$15.544555	$9.133016	1,069,976.541
Sub-Account inception May 1, 1998	2007	$15.530866	$15.544555	1,305,589.291
	2006	$14.615194	$15.530866	1,788,353.701
	2005	$13.574236	$14.615194	2,244,785.000
	2004	$12.024296	$13.574236	2,549,132.000
	2003	$9.256	$12.024296	2,733,761.281
	2002	$10.726	$9.256	2,754,004.474
	2001	$11.244	$10.726	2,863,076.333
	2000	$10.529	$11.244	2,352,335.934
	1999	$9.63	$10.529	677,575.571
	1998	$10.00	$9.63	467,292.833
Technology Growth Portfolio – Initial Class	2008	$7.669115	$4.448190	2,004,358.631
Sub-Account inception October 1, 1999	2007	$6.778873	$7.669115	2,361,039.682
	2006	$6.590565	$6.778873	3,161,588.743
	2005	$6.437911	$6.590565	3,927,283.000
	2004	$6.498373	$6.437911	5,095,148.000
	2003	$4.365	$6.498373	6,009,063.878
	2002	$7.305	$4.365	6,505,016.042
	2001	$11.078	$7.305	8,574,826.108
	2000	$15.383	$11.078	9,024,925.748
	1999	$10.00	$15.383	2,898,342.133

49

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2008	$1.769136	$0.942915	47,290.861
Sub-Account inception May 4, 1998	2007	$1.541267	$1.769136	69,299.643
	2006	$1.436101	$1.541267	113,676.706
	2005	$1.248282	$1.436101	72,960.000
	2004	$1.091940	$1.248282	47,357.000
	2003	$0.842931	$1.091940	43,548.632
	2002	$1.000000	$0.842931	55,649.635
Appreciation Portfolio – Service Class	2008	$1.284966	$0.891412	2,167,202.449
Sub-Account inception April 5, 1993	2007	$1.218288	$1.284966	2.407,320.669
	2006	$1.061961	$1.218288	2,695,398.530
	2005	$1.033187	$1.061961	3,041,573.000
	2004	$0.998754	$1.033187	3,211,030.000
	2003	$0.837329	$0.998754	3,442,054.087
	2002	$1.000000	$0.837329	1,152,464.949
Developing Leaders Portfolio – Service Class	2008	$0.992750	$0.609812	385,410.368
Sub-Account inception January 4, 1993	2007	$1.133591	$0.992750	446,760.263
	2006	$1.109241	$1.133591	601,316.426
	2005	$1.064476	$1.109241	671,516.000
	2004	$0.971085	$1.064476	662,380.000
	2003	$0.748900	$0.971085	597,001.992
	2002	$1.000000	$0.748900	265,683.254
Growth and Income Portfolio – Service Class	2008	$1.265618	$0.742957	570,086.410
Sub-Account inception December 15, 1994	2007	$1.185061	$1.265618	605,783.934
	2006	$1.050136	$1.185061	451,803.920
	2005	$1.030669	$1.050136	566,172.000
	2004	$0.973826	$1.030669	576,194.000
	2003	$0.780676	$0.973826	666,792.985
	2002	$1.000000	$0.780676	480,758.647
International Equity Portfolio – Service Class	2008	$2.192161	$1.247347	175,403.084
Sub-Account inception December 15, 1994	2007	$1.900731	$2.192161	193,194.949
	2006	$1.564621	$1.900731	188,094.544
	2005	$1.384779	$1.564621	154,923.000
	2004	$1.129519	$1.384779	134,601.000
	2003	$0.802572	$1.129519	154,826.113
	2002	$1.000000	$0.802572	62,516.133
International Value Portfolio – Service Class	2008	$1.742696	$1.075498	406,686.599
Sub-Account inception May 1, 1996	2007	$1.698797	$1.742696	411,957.056
	2006	$1.406073	$1.698797	386,132.186
	2005	$1.275222	$1.406073	403,033.000
	2004	$1.078034	$1.275222	392,995.000
	2003	$0.801301	$1.078034	432,606.442
	2002	$1.000000	$0.801301	197,462.003
Quality Bond Portfolio – Service Class	2008	$1.160859	$1.094832	3,283,676.869
Sub-Account inception January 4, 1993	2007	$1.138430	$1.160859	3,669,557.399
	2006	$1.109887	$1.138430	3,616,035.980
	2005	$1.099429	$1.109887	4,195,283.000
	2004	$1.080807	$1.099429	4,757,185.000
	2003	$1.044870	$1.080807	5,082,325.772
	2002	$1.000000	$1.044870	1,960,946.036
Money Market Portfolio – Initial Class	2008	$1.071773	$1.084873	2,710,390.000
Sub-Account inception January 4, 1993	2007	$1.035356	$1.071773	3,512,649.911
	2006	$1.0027640	$1.035356	758,300.759
	2005	$0.989478	$1.0027640	523,734.000
	2004	$0.994396	$0.989478	518,366.000
	2003	$1.000352	$0.994396	818,219.148
	2002	$1.000000	$1.000352	385,823.081
Dreyfus Stock Index Fund, Inc. – Service Class	2008	$1.354472	$0.838028	2,266,979.063
Sub-Account inception January 4, 1993	2007	$1.306942	$1.354472	2,426,889.780
	2006	$1.149142	$1.306942	2,708,040.028
	2005	$1.114620	$1.149142	2,723,433.000
	2004	$1.023219	$1.114620	2,767,334.000
	2003	$0.809430	$1.023219	2,406,711.640
	2002	$1.000000	$0.809430	871,193.095

50

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2008	$1.139638	$0.735914	156,392.518
Sub-Account inception October 7, 1993	2007	$1.074032	$1.139638	153,322.816
	2006	$0.998515	$1.074032	159,276.298
	2005	$0.978656	$0.998515	157,734.000
	2004	$0.935828	$0.978656	232,538.000
	2003	$0.753859	$0.935828	215,521.606
	2002	$1.000000	$0.753859	95,486.763
Core Value Portfolio – Service Class	2008	$1.398348	$0.884328	1,344,338.315
Sub-Account inception May 1, 1998	2007	$1.378233	$1.398348	1,607,192.458
	2006	$1.152258	$1.378233	1,792,437.255
	2005	$1.108933	$1.152258	2,073,521.000
	2004	$1.008051	$1.108933	2,195,500.000
	2003	$0.796894	$1.008051	2,193,220.004
	2002	$1.000000	$0.796894	983,770.185
MidCap Stock Portfolio – Service Class	2008	$1.345693	$0.791082	771,042.170
Sub-Account inception May 1, 1998	2007	$1.344626	$1.345693	844,573.886
	2006	$1.264968	$1.344626	873,328.659
	2005	$1.176271	$1.264968	992,114.000
	2004	$1.043162	$1.176271	1,028,138.000
	2003	$0.803700	$1.043162	912,997.391
	2002	$1.000000	$0.803700	535,717.020
Technology Growth Portfolio – Service Class	2008	$1.229139	$0.712882	121,821.043
Sub-Account inception October 1, 1999	2007	$1.088089	$1.229139	134,693.791
	2006	$1.059442	$1.088089	136,396.712
	2005	$1.037076	$1.059442	220,934.000
	2004	$1.048150	$1.037076	262,023.000
	2003	$0.704948	$1.048150	172,388.483
	2002	$1.000000	$0.704948	93,573.701

51

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY

BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2008, 2007, and 2006

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2008, 2007, and 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (the Company) as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2008 and 2007, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2008.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, Transamerica Life Insurance Company, with the permission of the Insurance Division, Department of Commerce, of the State of Iowa, changed its policy for deferred income taxes at December 31, 2008. As discussed in Note 3 to the financial statements, Transamerica Life Insurance Company, with the permission of the Insurance Division, Department of Commerce, of the State of Iowa, changed its policy related to its calculation of reserves related to synthetic guaranteed investment contracts at December 31, 2008. Also, as discussed in Note 3 to the financial statements, Transamerica Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties at January 1, 2006.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 22, 2009

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2008	2007
		Restated
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$3,358,268	$1,852,686
Bonds:
Affiliated entities	268,482	777,142
Unaffiliated	51,190,872	51,170,594
Preferred stocks:
Affiliated entities	8,901	11,354
Unaffiliated	1,817,213	2,018,837
Common stocks:
Affiliated entities (cost: 2008 - $747,489; 2007 - $515,985)	684,654	457,917
Unaffiliated (cost: 2008 - $347,384; 2007 - $334,889)	340,730	356,938
Mortgage loans on real estate	10,877,725	11,664,602
Real estate, at cost less accumulated depreciation
(2008 - $43,262; 2007 - $40,611)
Home office properties	85,820	77,469
Investment properties	36,496	39,925
Properties held for sale	31,125	29,774
Policy loans	732,588	690,855
Receivables for securities	39,662	58,011
Other invested asset receivable	191,348	—
Derivatives	164,217	—
Collateral balance	68,410	—
Other invested assets	3,110,823	4,234,117

Total cash and invested assets	73,007,334	73,440,221

Accrued investment income	722,363	1,156,569
Cash surrender value of life insurance policies	279,903	135,700
Premiums deferred and uncollected	167,584	292,178
Current federal income tax recoverable	352,420	—
Net deferred income tax asset	889,159	337,279
Reinsurance receivable	310,903	330,737
Receivable from parent, subsidiaries and affiliates	217,479	281,636
Accounts receivable	154,934	146,305
General agents pension fund	52,151	76,748
Reinsurance deposit receivable	128,745	120,582
Goodwill	60,765	69,719
Other assets	34,784	176,192
Separate account assets	27,404,629	36,041,715

Total admitted assets	$103,783,153	$112,605,581

	December 31
	2008	2007
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$15,134,922	$15,226,295
Annuity	23,412,004	26,856,767
Accident and health	3,187,935	3,051,972
Policy and contract claim reserves:
Life	283,453	353,801
Accident and health	200,884	176,443
Liability for deposit-type contracts	13,945,417	15,334,519
Other policyholders’ funds	20,405	25,835
Municipal reverse repurchase agreements	365,846	397,703
Remittances and items not allocated	524,661	408,246
Case level liability	13,761	20,561
Asset valuation reserve	1,273,354	1,528,475
Interest maintenance reserve	384,613	465,359
Funds held under reinsurance treaties	12,127,743	7,311,424
Reinsurance in unauthorized reinsurers	46,935	66,904
Commissions and expense allowances payable on reinsurance assumed	58,684	84,767
Federal and foreign income taxes payable (including $0 and $244,355 of realized capital gains (losses) at December 31, 2008 and 2007, respectively)	—	208,177
Payable to affiliates	244,864	340,990
Payable for securities	32,185	163,379
Securities lending liability	54,033	76,851
Transfers from separate accounts due or accrued (including $(512,661) and $(518,967) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2008 and 2007, respectively)	(537,656)	(559,871)
Amounts withheld or retained	155,233	168,201
Derivatives	—	214,737
Other liabilities	657,426	386,989
Separate account liabilities	27,357,976	35,955,202

Total liabilities	98,944,678	108,263,726

Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000); Series B, $10 per share par value, 250,000 shares authorized, 174,345 shares issued and 117,005 shares outstanding as of December 31, 2008 and 2007 (total liquidation value - $1,743,450)	2,168	2,168
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2008 and 2007 and Series B Preferred, $10 per share par value, 57,340 shares as of December 31, 2008 and 2007	(631,400)	(631,400)
Aggregate write-ins for other than special surplus funds	380,358	—
Surplus notes	150,000	150,000
Paid-in surplus	3,186,591	2,693,895
Unassigned surplus	1,743,996	2,120,430

Total capital and surplus	4,838,475	4,341,855

Total liabilities and capital and surplus	$103,783,153	$112,605,581

See accompanying notes.

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
		Restated	Restated
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$2,111,407	$1,972,579	$1,936,610
Annuity	4,700,329	5,598,533	4,891,121
Accident and health	706,108	705,705	708,340
Net investment income	3,886,850	4,212,323	4,279,854
Amortization of interest maintenance reserve	29,314	42,059	52,579
Commissions and expense allowances on reinsurance ceded	(325,830)	132,642	(67,782)
Income from fees associated with investment management, administration and contract guarantees for separate accounts	399,445	439,852	392,498
Reserve adjustment on reinsurance ceded	10,159,202	1,261,103	732,781
Consideration on reinsurance transaction	16,542	889,492	955,428
Income from administrative service agreement with TFA	44,122	49,346	43,080
Other income	16,004	109,726	244,208

	21,743,493	15,413,360	14,168,717
Benefits and expenses:
Benefits paid or provided for:
Life benefits	1,028,541	1,204,980	1,128,241
Accident and health benefits	492,369	358,199	396,152
Annuity benefits	1,597,820	1,738,312	1,815,042
Surrender benefits	7,773,476	9,716,655	8,865,555
Other benefits	742,343	867,274	840,999
Increase (decrease) in aggregate reserves for policies and contracts:
Life	19,973	157,689	1,203,083
Annuity	(3,440,891)	(4,436,268)	(4,755,152)
Accident and health	124,959	312,053	290,931

	8,338,590	9,918,894	9,784,851
Insurance expenses:
Commissions	1,445,841	1,344,822	1,275,149
General insurance expenses	683,966	676,791	598,918
Taxes, licenses and fees	147,880	132,380	114,928
Net transfers to separate accounts	529,435	1,582,484	2,282,890
Change in case level liability	(6,800)	20,561	18,865
Modified coinsurance reinsurance premium paid	10,872,061	173,147	—
Consideration paid on reinsurance transaction	447,623	1,096,322	—
Other expenses	292,871	269,443	90,249

	14,412,877	5,295,950	4,380,999

Total benefits and expenses	22,751,467	15,214,844	14,165,850

Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains on investments	$(1,007,974)	$198,516	$2,867

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
		Restated	Restated
Dividends to policyholders	$12,165	$17,417	$16,971

Gain (loss) from operations before federal income tax (benefit) expense and net realized capital gains on investments	(1,020,139)	181,099	(14,104)
Federal income tax (benefit) expense	(32,404)	202,974	162,139

Loss from operations before net realized capital gains on investments	(987,735)	(21,875)	(176,243)
Net realized capital gains on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	366,221	313,799	149,387

Net income (loss)	$(621,514)	$291,924	$(26,856)

See accompanying notes.

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2006
As originally presented	$3,170	$1,302	$—	$—	$575,000	$1,437,996	$400,577	$2,418,045
Merger of Transamerica Occidental Life Insurance Company (TOLIC)	13,793	13,793	—	—	200,000	1,673,294	709,875	2,610,755
Merger adjustment - retire TOLIC stock	(13,793)	(13,793)	—	—	—	27,595	(9)	—
Merger of Life Investors Insurance Company of America (LIICA)	1,686	1,250	—	—	150,000	363,009	52,109	568,054
Merger adjusment - retire LIICA stock	(1,686)	(1,250)	—	—	—	2,936	—	—
Merger adjustment - AVR reduction	—	—	—	—	—	—	7,997	7,997
Reverse TOLIC's ownership of Transamerica	(3,170)	—	—	—	—	(675,248)	—	(678,418)
Nonadmit value of reciprocal ownership	—	—	—	—	—	—	(229,078)	(229,078)
Issuance of stock in connection with statutory merger	6,762	866	—	—	—	(7,628)	—	—

Balance at January 1, 2006, as restated	6,762	2,168	—	—	925,000	2,821,954	941,471	4,697,355
Cumulative effect of change in accounting principle	—	—	—	—	—	—	(7,489)	(7,489)
Net loss	—	—	—	—	—	—	(26,856)	(26,856)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	262,343	262,343
Nonadmit value of reciprocal ownership	—	—	—	—	—	—	(257,732)	(257,732)
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	(1,104)	(1,104)
Change in net deferred income tax asset	—	—	—	—	—	—	391,558	391,558
Change in other nonadmitted assets	—	—	—	—	—	—	(368,410)	(368,410)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	7,468	7,468
Change in asset valuation reserve	—	—	—	—	—	—	(234,482)	(234,482)
Change in surplus in separate accounts	—	—	—	—	—	—	5,569	5,569
Reinsurance transactions	—	—	—	—	—	—	739,259	739,259
Repurchase of Series A preferred stock	—	—	(58,000)	—	—	—	—	(58,000)
Redemption of surplus notes	—	—	—	—	(775,000)	—	—	(775,000)
Correction of prior period error	—	—	—	—	—	—	20,480	20,480
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	—	2,444	—	2,444
Tax benefits on stock options exercised	—	—	—	—	—	9	—	9
Dividends to stockholders	—	—	—	—	—	—	(123,871)	(123,871)
Capital contribution	—	—	—	—	—	145,000	—	145,000

Balance at December 31, 2006, as restated	$6,762	$2,168	$(58,000)	$—	$150,000	$2,969,407	$1,348,204	$4,418,541

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2006, as restated	$6,762	$2,168	$(58,000)	$—	$150,000	$2,969,407	$1,348,204	$4,418,541
Net income	—	—	—	—	—	—	291,924	291,924
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	801,521	801,521
Nonadmit value of reciprocal ownership	—	—	—	—	—	—	(520,370)	(520,370)
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	15,068	15,068
Change in net deferred income tax asset	—	—	—	—	—	—	12,077	12,077
Change in other nonadmitted assets	—	—	—	—	—	—	100,552	100,552
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	(32,606)	(32,606)
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	(16,591)	(16,591)
Change in asset valuation reserve	—	—	—	—	—	—	(98,467)	(98,467)
Change in surplus in separate accounts	—	—	—	—	—	—	11,642	11,642
Reinsurance transactions	—	—	—	—	—	—	618,363	618,363
Repurchase of Series B preferred stock	—	—	(573,400)	—	—	—	—	(573,400)
Correction of prior period error	—	—	—	—	—	—	(29,287)	(29,287)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	—	—	(5,535)	—	(5,535)
Tax benefits on stock options exercised	—	—	—	—	—	23	—	23
Dividends to stockholders	—	—	—	—	—	—	(381,600)	(381,600)
Return of capital	—	—	—	—	—	(270,000)	—	(270,000)

Balance at December 31, 2007, as restated	$6,762	$2,168	$(631,400)	$—	$150,000	$2,693,895	$2,120,430	$4,341,855

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2007	$6,762	$2,168	$(631,400)	$—	$150,000	$2,693,895	$2,120,430	4,341,855
Net loss	—	—	—	—	—	—	(621,514)	(621,514)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	(337,435)	(337,435)
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	(20,767)	(20,767)
Change in net deferred income tax asset							(208,572)	(208,572)
Change in other nonadmitted assets	—	—	—	—	—	—	(85,791)	(85,791)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	19,970	19,970
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	35,039	35,039
Change in asset valuation reserve	—	—	—	—	—	—	255,121	255,121
Change in surplus in separate accounts	—	—	—	—	—	—	(40,108)	(40,108)
Reinsurance transactions	—	—	—	—	—	—	962,518	962,518
Increase in admitted deferred tax due to permitted practice	—	—	—	380,358	—	—	—	380,358
Correction of interest on taxes							(969)	(969)
Dividends to stockholders	—	—	—	—	—	—	(316,438)	(316,438)
Change in deferred premiums associated with reserve valuation change	—	—	—	—	—	—	(17,488)	(17,488)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	—	—	(14,543)	—	(14,543)
Capital contribution	—	—	—	—	—	507,239	—	507,239

Balance at December 31, 2008	$6,762	$2,168	$(631,400)	$380,358	$150,000	$3,186,591	$1,743,996	$4,838,475

See accompanying notes.

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$7,620,017	$8,360,208 $	7,540,267
Net investment income received	4,386,531	4,492,477	4,512,328
Miscellaneous income	914,930	2,747,579	3,092,400
Benefit and loss related payments	(11,345,116)	(14,692,501)	(14,452,625)
Net transfers to separate accounts	(238,756)	(1,843,501)	(1,880,891)
Commissions, expenses paid and aggregate write-ins for deductions	(3,225,359)	(3,239,812)	(2,284,817)
Dividends paid to policyholders	(13,295)	(17,465)	(18,851)
Federal and foreign income taxes paid	(398,325)	(330,343)	(107,274)

Net cash used in operating activities	(2,299,373)	(4,523,358)	(3,599,463)

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	19,888,476	34,578,561	33,387,358
Common stocks	131,682	726,484	978,862
Preferred stocks	439,153	932,541	608,569
Mortgage loans	1,146,455	1,896,250	2,423,007
Real estate and properties held for sale	49,453	5,581	31,551
Other invested assets	2,592,998	911,357	552,952
Receivable for securities	18,350	131,606	33,481
Miscellaneous proceeds	61,311	40,327	94,603

Total investment proceeds	24,327,878	39,222,707	38,110,383

Costs of investments acquired:
Bonds	(20,038,864)	(29,668,399)	(30,178,332)
Common stocks	(440,692)	(375,028)	(1,353,249)
Preferred stocks	(355,870)	(339,964)	(720,969)
Mortgage loans	(398,019)	(2,394,881)	(2,264,712)
Real estate and properties held for sale	(11,405)	(7,152)	(14,291)
Other invested assets	(1,819,475)	(1,223,973)	(1,268,838)
Payable for securities	(131,194)	(115,668)	(101,357)
Miscellaneous applications	(278,394)	(8,050)	(284)

Total cost of investments acquired	(23,473,913)	(34,133,115)	(35,902,032)
Net (increase) decrease in policy loans	(41,733)	30,836	(10,114)

Net cost of investments acquired	(23,515,646)	(34,102,279)	(35,912,146)

Net cash provided by investing activities	812,232	5,120,428	2,198,237

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
		Restated	Restated
Financing and miscellaneous activities
Net borrowed funds received (returned)	$—	$(824,011)	$813,674
Net withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(735,535)	(149,112)	(54,628)
Funds held under reinsurance treaties with unauthorized reinsurers	4,819,583	1,117,443	3,404,366
Dividends paid to stockholders	(316,438)	(381,600)	(96,656)
Repurchase of surplus notes	—	—	(775,000)
Repurchase of preferred stock	—	(573,400)	(58,000)
Return of capital	—	(270,000)	—
Capital distribution	507,239	—	145,000
Other cash used	(1,282,126)	(66,449)	(635,028)

Net cash provided by (used in) financing and miscellaneous activities	2,992,723	(1,147,129)	2,743,728

Net increase (decrease) in cash, cash equivalents and short-term investments	1,505,582	(550,059)	1,342,502

Cash, cash equivalents and short-term investments:
Beginning of year	1,852,686	2,402,745	1,060,243

End of year	$3,358,268	$1,852,686	$2,402,745

Supplemental disclosure of cash flow information for non-cash transactions:
Dividend paid in non-affiliated stock	$—	$—	$27,215

See accompanying notes.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2008

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (74.01% of preferred shares), AEGON USA, LLC, formerly known as AEGON USA, Inc. (25.99% of preferred shares), and Transamerica International Holdings, Inc. (100% of common shares). Prior to the mergers, discussed below, the Company was owned by AEGON USA, LLC (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). Transamerica Corporation (Transamerica), AEGON USA, LLC (AEGON), Transamerica International Holdings, Inc. (TIHI) and Transamerica Occidental Life Insurance Company (TOLIC) are indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2008, the Company completed a merger with TOLIC, which was directly owned by TIHI (100% of common shares) and Transamerica (100% of preferred shares). On October 2, 2008, the Company completed a merger with Life Investors Insurance Company of America (LIICA), which was wholly owned by AEGON. The mergers were accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as statutory mergers. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of TOLIC and LIICA were carried forward to the merged company. As a result of the merger, TOLIC and LIICA’s common and preferred stock were deemed cancelled by operation of law and the outstanding common shares of the Company, on the date of the merger, were retired and considered authorized but unissued stock of the merged entity.

In exchange for its agreement to merge TOLIC into the Company, TIHI received common stock of the Company equal in value to the common stock of TOLIC deemed cancelled by the merger and Transamerica received Series B preferred stock of the Company equal in value to the Series B preferred stock of TOLIC deemed cancelled by the merger.

Specifically, TIHI received 676,190 shares of the Company’s common shares, and Transamerica received 86,590 shares of the Company’s Series B preferred shares. In exchange for its agreement to merge LIICA into the Company, AEGON received common stock of TIHI equal in value to the common stock of LIICA deemed cancelled by the merger. Specifically, AEGON received 18 shares of TIHI’s common shares.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized unaudited financial information for the Company, TOLIC and LIICA presented separately for periods prior to the merger is as follows:

	Nine Months Ended September 30 2008	Year Ended December 31 2007	Year Ended December 31 2006
	Unaudited
Revenue:
Company	$6,974,936	$9,883,193	$9,106,419
TOLIC	3,418,805	3,562,107	3,991,889
LIICA	867,133	1,973,046	1,075,265
Merger elimination	(3,817)	(4,986)	(4,856)

As restated	$11,257,057	$15,413,360	$14,168,717

Net income (loss):
Company	$158,642	$270,778	$332,398
TOLIC	328,929	(97,986)	(461,337)
LIICA	87,079	119,132	102,083
Merger elimination	183	—	—

As restated	$574,833	$291,924	$(26,856)

	September 30 2008	December 31 2007	December 31 2006
	Unaudited
Assets:
Company	$68,617,798	$73,509,105	$73,929,535
TOLIC	29,867,249	31,011,958	30,344,061
LIICA	9,663,656	10,027,950	10,306,217
Merger elimination	(1,764,723)	(1,943,432)	(1,492,498)

As restated	$106,383,980	$112,605,581	$113,087,315

Liabilities:
Company	$66,643,109	$71,519,356	$71,886,757
TOLIC	26,538,934	27,414,020	27,451,913
LIICA	9,202,479	9,605,476	9,672,325
Merger elimination	(106,449)	(275,126)	(342,221)

As restated	$102,278,073	$108,263,726	$108,668,774

Capital and surplus:
Company	$1,974,690	$1,989,749	$2,042,778
TOLIC	3,328,315	3,597,938	2,892,148
LIICA	461,176	422,474	633,892
Merger elimination	(1,658,274)	(1,668,306)	(1,150,277)

As restated	$4,105,907	$4,341,855	$4,418,541

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Prior to 2008, fair value for statutory purposes was based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP was based on indexes, third party pricing services, brokers, external fund managers and internal models. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g. CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or ten percent of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state income taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable. During 2008, the Company obtained permission from the state of Iowa to compute deferred income taxes using a permitted practice, which is discussed in detail in Note 2 – Prescribed and Permitted Statutory Accounting Practices.

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: If collateral is restricted and not available for the general use of the Company, an asset and related liability are not recorded on the balance sheet. However, if the collateral is not restricted and is available for general use, the Company is required to record the asset and related liability. Under GAAP, the asset and related liability must be recorded for collateral under the control of the Company, regardless of any restrictions on the collateral.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Non-redeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO, and the related net unrealized gains (losses) are reported in unassigned surplus with any adjustment for federal income taxes.

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. Reclassifications of securities from bonds to preferred stock have been made by the Company in the amount of $27,025, $20,524 and $1,909,038 as of December 31, 2008, 2007 and 2006, respectively, due to the SVO identification of such securities. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating.

Common stocks of unaffiliated companies, which includes shares of mutual funds, are reported at fair value as determined by the SVO, and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity and the net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

The Company is restricted to trading Primus Guaranty, Ltd (Primus) and ACA Capital Holdings, Inc. (ACA), both common stock holdings, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities. The carrying amount in Primus, which is carried at fair value, as of December 31, 2008 and 2007 was $6,364 and $39,134, respectively. The carrying amount in ACA, which is carried at fair value, as of December 31, 2008 and 2007 was $27 and $629, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships of $42,829, $4,556 and $3,164 for the years ended December 31, 2008, 2007 and 2006, respectively. These write-downs are included in net realized capital gains (losses) within the statement of operations.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2008 and 2007, the Company excluded investment income due and accrued of $182 and $1,347, respectively, with respect to such practices.

The carrying amounts of all investments are reviewed on an ongoing basis for deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company may issue foreign denominated assets or liabilities and use forward rate agreements to hedge foreign currency risk associated with these products. These forward agreements are marked to fair value based on the current forward rate on the financial statements, and cash payments and/or receipts are recognized as realized gain or losses.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the purchased asset affects income. If the derivative is no longer effective at achieving the desired risk management objective or if the forecasted transaction is no longer probable, hedge accounting will cease and the forward-starting swap will be marked to fair value through unassigned surplus.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying value of derivative instruments is reflected in either the other invested assets or the other liabilities line within the balance sheets, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2008, derivatives in the amount of $164,217 were recognized as an asset within the financial statements. As of December 31, 2007, derivatives in the amount of $214,737 were recognized as a liability within the financial statements.

Separate Accounts

Separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $4,182,626, $5,690,724 and $4,923,547 in 2008, 2007 and 2006, respectively. In addition, the Company received $399,445, $439,852 and $392,498 in 2008, 2007 and 2006, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half ( 1/ 2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.50 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement options, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

During 2008, the Company’s reserves decreased by $35,039 due to various changes in valuation basis. A decrease in reserves of $36,442 resulted from various valuation system upgrades or enhancements, the largest of which was the Prophet conversion. During 2008, the Company updated the valuation process which included conversion to the Prophet valuation system, subject to existing contractual mirror reserving requirements. Previously, reserves were determined by applying client reported data, with a one quarter of a year lag, against current in force volumes. The new method calculates the reserves directly (using Prophet) based on the current in force. The change in valuation process resulted in a decrease in reserves in the amount of $30,022, with a corresponding decrease in deferred premiums of $17,488. The change in reserves has been credited directly to unassigned surplus. A decrease in reserves of $23,967 represents a change in assumptions regarding the policyholder’s election to exercise the Supplementary Retirement Income Option rider attached to certain Universal Life policies. A decrease in reserves of $28,921 represents a change in valuation interest rates from those required under California insurance law to those allowed under Iowa insurance law due to the merger of TOLIC into TLIC. Also during 2008, the Company updated assumptions and made enhancements to valuation methodology related to its accident and health reserves. These changes resulted in a partially offsetting increase in accident and health reserves of $54,291.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts Inforce.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Municipal Reverse Repurchase Agreements

Municipal reverse repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2008 and 2007 was $22,199 and $20,944, respectively.

The Company incurred $9,247 and paid $7,992 of claim adjustment expenses during 2008, of which $5,336 of the paid amount was attributable to insured or covered events of prior years.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded a (benefit) expense of $(14,618), $(7,567) and $1,508 for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $75, $2,055 and $945, for years ended December 31, 2008, 2007 and 2006, respectively.

Recent Accounting Pronouncements

In November 2008, the NAIC issued SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments. This statement establishes statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. Prior to SSAP No. 98, loan-backed and structured securities were evaluated for impairment based upon undiscounted cash flows in accordance with SSAP No. 43, Loan-backed and Structured Securities. SSAP No. 98 requires the use of the present value of the anticipated future cash flows for this purpose. This will result in increased other-than-temporary impairments (OTTI) for certain loan-backed and structured settlement securities. The Company expects to adopt SSAP No. 98 for the period ending September 30, 2009. The adoption of this statement shall be accounted for prospectively, and therefore there was no impact to the Company’s financials at December 31, 2008. The impact to the Company’s financials upon adoption has not yet been determined.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

In September 2008, the NAIC issued SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s investments in OTTI were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement shall be accounted for prospectively and therefore there was no impact to the Company’s financials at adoption.

Reclassifications

Certain reclassifications have been made to the 2007 and 2006 financial statements to conform to the 2008 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The NAIC’s Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Iowa. The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits with respect to secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the Commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

The Company, with explicit permission from the State of Iowa Deputy Commissioner of Insurance, records the value of its wholly owned foreign life subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited U.S. GAAP equity adjusted to a statutory basis of accounting, utilizing adjustments as outlined in SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, a replacement of SSAP No. 88, paragraph 9.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

2. Prescribed and Permitted Statutory Accounting Practices (continued)

The Company has received written approval from the Iowa Insurance Division to determine the admitted amount of deferred income tax assets pursuant to Iowa Bulletin 09-01. Bulletin 09-01 increases the realization period for purposes of determining the admissibility of deferred tax assets in accordance with the requirements of SSAP No. 10 – Income Taxes, Paragraph 10(b)(i) from one year to three years from the balance sheet date and expands the limit on net deferred tax assets for Paragraph 10(b)(ii) from 10% of adjusted capital and surplus to 15%.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2008	2007	2006
		Restated	Restated
Net income (loss), State of Iowa basis	$(621,514)	$291,924	$(26,856)
State prescribed practice for secondary guarantee reinsurance	—	—	—
State permitted practice for valuation of foreign life subsidiary	—	—	—

Net income (loss), NAIC SAP	$(621,514)	$291,924	$(26,856)

Statutory surplus, State of Iowa basis	$4,838,475	$4,341,855	$4,418,541
State prescribed practice for secondary guarantee reinsurance	(2,349,638)	(2,099,290)	(1,239,657)
State permitted practice for valuation of wholly-owned foreign life subsidiary	(124,668)	(16,158)	614
State permitted practice for deferred tax asset	(380,358)	—	—

Statutory surplus, NAIC SAP	$1,983,811	$2,226,407	$3,179,498

3. Accounting Changes and Correction of Errors

During 2008, the Company obtained approval from the Insurance Division, Department of Commerce, of the State of Iowa to calculate the reserves related to synthetic guaranteed investment contracts (synthetic GICs) utilizing a discount rate corresponding to the corporate bond AA credit curve, versus 105% of the Treasury spot-rate curve, which was utilized in previous years. The difference in the reserves held under the reserve methodology utilized at December 31, 2008 versus previous years’ methodology is a decrease in reserves of approximately $89,002.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

3. Accounting Changes and Correction of Errors (continued)

Effective January 1, 2008, the Company modified the way it records interest on income taxes. Prior to January 1, 2008, interest on income taxes was included as a net amount (after federal tax benefit) within federal and foreign income taxes recoverable. Effective January 1, 2008, the gross amount of interest was included in taxes, licenses, and fees due and accrued, which is part of other liabilities, and the related deferred tax asset was included in net deferred income tax asset. The Company reported an increase in unassigned surplus of $969 related to the change in deferred income tax asset, with an offsetting decrease to unassigned surplus as a correction of interest on taxes on January 1, 2008, resulting in no impact to unassigned surplus.

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored LIHTC properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $7,489 at January 1, 2006.

During 2007, the Company discovered the cash surrender value used in the calculation of statutory reserves for a specific product did not reflect the three percent guarantee that is a part of the strategy option. As a result, the reserve balance was understated by $45,055 as of and for the year ended 2006. The 2007 financial statements reflect an increase in reserves on the balance sheet with an offset to unassigned surplus to correct this error.

During 2006, the Company discovered that the IMR incorrectly included interest-related realized gains and losses associated with specific assets supporting a block of business in which the policyholders were being credited the daily return on such investments. As a result, the IMR balance was overstated by $20,480 as of and for the year ended 2005. The 2006 financials reflect a reduction in the IMR balance with an offset to unassigned surplus to correct this error.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Preferred Stocks: Prior to 2008, fair values for bonds and preferred stocks were based on the price published by the SVO, if available. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The carrying amount of these items is included in the liability section of the balance sheet.

Credit Default Swaps: The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying value of receivable from/payable to affiliates approximates their fair value.

Surplus Notes: Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2008		2007
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$1,428,385	$1,428,385	$517,386	$517,386
Short-term notes receivable from affiliates	1,929,883	1,929,883	1,335,300	1,335,300
Bonds, other than affiliates	51,190,872	43,538,899	51,170,594	51,048,419
Preferred stocks, other than affiliates	1,817,213	1,044,049	2,018,837	1,900,171
Common stocks, other than affiliates	340,730	340,730	356,938	356,938
Mortgage loans on real estate, other than affiliates	10,795,426	10,101,872	11,627,501	11,699,880
Policy loans	732,588	732,588	690,855	690,855
Floors, caps, options, and swaptions	3,667	3,667	5,447	5,447
Interest rate and currency swaps and FDAs	160,550	1,274,394	(220,184)	(296,852)
Credit default swaps	—	466,244	—	530,531
Receivable from parent, subsidiaries and affiliates	217,479	217,479	281,636	281,636
Separate account assets	27,404,629	27,404,629	36,041,715	36,041,715

Liabilities
Investment contract liabilities	33,602,549	33,333,068	38,573,012	39,152,674
Deposit-type contracts	13,945,417	13,945,417	15,334,519	15,334,519
Payable to parent, subsidiaries and affiliates	244,864	244,864	340,990	340,990
Separate account annuity liabilities	18,325,613	18,508,526	27,010,094	27,010,476
Surplus notes	150,000	125,099	150,000	146,862

Included in the Company’s financial statements are certain investment-related financial instruments that are carried at fair value on a recurring basis. The Company also holds other financial instruments that are measured at fair value on a non-recurring basis; including impaired financial instruments, such as bonds and preferred stock that are carried at the lower of cost or market. Under Statutory Accounting practice, the Company calculates the fair value of affiliated common stock based on the equity method of accounting; as such, it is not included in the following fair value measurement disclosure.

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)      Quoted prices for similar assets or liabilities in active markets

b)      Quoted prices for identical or similar assets or liabilities in non-active markets

c)      Inputs other than quoted market prices that are observable

d)      Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Financial assets and liabilities measured at fair value on a recurring basis

The following table provides information as of December 31, 2008 about the Company’s financial assets and liabilities measured at fair value on a recurring basis.

		2008
		Level 1	Level 2	Level 3	Total
Assets:
Equity securities		$—	$45,179	$295,552	$340,731
Short-term investments	(a)	—	1,112,498	42,444	1,154,942
Derivative assets		—	219,750	—	219,750
Separate Account assets	(b)	27,404,629	—	—	27,404,629

Total assets		$27,404,629	$1,377,427	$337,996	$29,120,052

Liabilities:
Derivative liabilities		$—	$43,122	$—	$43,122

Total liabilities		$—	$43,122	$—	$43,122

(a)	Short-term investments are carried at amortized cost; which approximates fair value.
(b)	Separate Accounts assets are carried at the net asset value provided by the fund managers.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the changes in assets and liabilities classified in Level 3 for 2008.

	Equity Securities	Short-term Investments	Total
Balance at January 1, 2008	$226,281	$46,778	$273,059
Change in realized gains/losses included in net income	(500)	—	(500)
Change in unrealized gains/losses included in surplus	(6,782)	(284)	(7,066)
Net purchases (sales)	76,553	(4,050)	72,503

Balance at December 31, 2008	$295,552	$42,444	$337,996

Total gains/losses included in income attributable to instruments held at the reporting date	$(500)	$—	$(500)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Assets measured at fair value on a non-recurring basis

During 2008, the Company reported the following financial instruments at fair value on a non-recurring basis.

Description	December 31, 2008	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$180,844	—	$137,270	$43,574	$(207,538)
Derivative liabilities	6,563	—	6,462	101	—

Level 2 - Financial Assets and Liabilities

Fair values of securities reported in this category are largely provided by independent pricing services, or are calculated by the Company using a matrix pricing model. Where independent pricing services provide fair values, the Company has obtained an understanding of the methods, models and inputs used in pricing, and have controls in place to validate that amounts provided represent current fair values.

Fixed maturities and equity securities that have been impaired, but are not being reported at an NAIC 6 rating are reported as non-recurring.

Derivative assets and liabilities may not always be measured at fair value due to hedge accounting assessment results. If derivatives meet hedge accounting requirements, they are carried on a basis consistent with the hedged item, generally amortized cost.

Level 3 - Financial Assets

The Company classifies certain broker quoted or impaired securities in Level 3. Fair values for the securities classified in Level 3 are at the lower of cost or market value.

In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investment will be classified as Level 2. If not, the investments are classified as Level 3 due to the broker’s valuation process.

Investments, which have a designation of NAIC 6, are considered to be impaired. They are reported at the lower of cost or market, with gains/(losses) included in net income.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments

Investments in common stocks of affiliated entities were as follows:

	December 31
	2008		2007
Affiliate	Cost	Carrying Amount	Cost	Carrying Amount
Wholly-owned subsidiaries:
LIICA Re II, Inc.	$80,000	$—	$80,000	$—
Life Investors Alliance LLC	13,250	—	13,250	—
Garnet Assurance Corp.	1	—	1	—
AEGON Financial Services Group	20,603	—	20,603	—
GEMINI Investments Inc.	63,623	87,699	63,623	83,826
NEF Investment Company	1,278	—	1,278	—
USA Administration Services	16,161	164	16,161	134
Transamerica Life (Bermuda), Ltd.	349,767	493,589	169,430	267,825
Transamerica Pacific Insurance Company, Ltd.	9,300	8,211	—	—
Asia Investments Holdings, Ltd.	2,114	—	1,164	—

	556,097	589,663	365,510	351,785

Minority-owned subsidiaries:
Transamerica Financial Life Insurance Company (12.6% of issued and outstanding shares)	172,938	75,564	141,438	95,326
Real Estate Alternatives Portfolio 3A Inc. (52.6% and 48.2% of issued and outstanding shares at December 31, 2008 and 2007, respectively)	18,454	19,427	9,037	10,806

	$747,489	$684,654	$515,985	$457,917

Additionally, the Company holds preferred stock of USA Administration Services Inc. with a carrying value of $1,739 at December 31, 2008 and 2007, respectively.

The Company owns 12.6% of the preferred shares of Transamerica Financial Life Insurance Company with a carrying value of $7,162 at December 31, 2008 and 2007, respectively. The cost of the preferred shares is $7,162.

The Company purchased 51.11% of the outstanding preferred shares of Malibu Loan Fund Ltd. during 2006. At December 31, 2008, these shares have no carrying value. At December 31, 2007, the carrying value of these shares was $2,453. The change in carrying value represents an unrealized loss which is recorded to unassigned surplus in the financial statements. The cost of the preferred shares is $2,453 at December 31, 2008 and 2007, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company owns 100% of the membership interests for two affiliated limited liability companies, Transamerica Pyramid Properties LLC and Transamerica Realty Investment Properties LLC. At December 31, 2008 and 2007, the Company’s carrying value for these two affiliated entities was $175,242 and $181,377, respectively. The investment in these two entities is included in other invested assets in the accompanying balance sheets. Summarized combined balance sheet information for these two companies is as follows:

	December 31
	2008	2007
Real estate	$186,227	$188,403
Other assets	22,169	19,204

Total assets	$208,396	$207,607

	December 31
	2008	2007
Current liabilities	$33,154	$26,230
Total member’s interest	175,242	181,377

Total liabilities and member’s interest	$208,396	$207,607

The carrying amount and estimated fair value of investments in bonds and preferred stock were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$2,391,630	$242,041	$25,685	$3,381	$2,604,605
State, municipal and other government	1,439,155	41,470	40,490	68,353	1,371,782
Public utilities	3,335,878	65,880	100,061	149,669	3,152,028
Industrial and miscellaneous	27,891,681	503,490	1,714,964	1,380,777	25,299,430
Mortgage and other asset-backed securities	16,132,528	58,887	3,681,337	1,399,024	11,111,054

	51,190,872	911,768	5,562,537	3,001,204	43,538,899
Unaffiliated preferred stocks	1,817,213	2,874	511,919	264,119	1,044,049

	$53,008,085	$914,642	$6,074,456	$3,265,323	$44,582,948

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2007
Unaffiliated bonds:
United States Government and agencies	$1,864,525	$55,507	$19,440	$970	$1,899,622
State, municipal and other government	966,624	67,564	13,042	7,946	1,013,200
Public utilities	3,433,528	105,986	28,988	14,066	3,496,460
Industrial and miscellaneous	29,236,229	818,710	277,077	320,560	29,457,302
Mortgage and other asset-backed securities	15,669,688	98,252	136,997	449,108	15,181,835

	51,170,594	1,146,019	475,544	792,650	51,048,419
Unaffiliated preferred stocks	2,018,837	28,910	25,003	122,573	1,900,171

	$53,189,431	$1,174,929	$500,547	$915,223	$52,948,590

The Company held bonds and preferred stock at December 31, 2008 and 2007 with a carrying value of $91,413 and $65,278, respectively, and amortized cost of $200,784 and $80,043, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2008 and 2007, respectively, for securities that have been in a continuous loss position greater than or equal to twelve months, the Company held 2,063 and 1,534 securities with a carrying value of $20,369,486 and $11,808,338 and an unrealized loss of $6,074,456 and $500,547 with an average price of 70.2 and 95.8 (fair value/amortized cost). Of this portfolio, 87.1% and 95.1% were investment grade with associated unrealized losses of $5,052,946 and $436,911, respectively.

At December 31, 2008 and 2007, respectively, for securities in an unrealized loss position for less than twelve months, the Company held 2,146 and 1,686 securities with a carrying value of $21,045,200 and $18,164,681 and an unrealized loss of $3,265,323 and $915,223 with an average price of 84.5 and 95.0 (fair value/amortized cost). Of this portfolio, 91.2% and 90.9% were investment grade with associated unrealized losses of $2,755,389 and $772,250, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2008 and 2007 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$472,534	$456,921	$929,455
State, municipal and other government	165,344	609,765	775,109
Public utilities	610,208	1,571,687	2,181,895
Industrial and miscellaneous	7,270,365	10,469,519	17,739,884
Mortgage and other asset-backed securities	5,190,868	4,271,338	9,462,206

	13,709,319	17,379,230	31,088,549
Unaffiliated preferred stocks	585,711	400,648	986,359

	$14,295,030	$17,779,878	$32,074,908

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007
Unaffiliated bonds:
United States Government and agencies	$574,408	$116,114	$690,522
State, municipal and other government	111,908	150,842	262,750
Public utilities	765,794	607,477	1,373,271
Industrial and miscellaneous	6,328,971	8,009,027	14,337,998
Mortgage and other asset-backed securities	3,232,151	7,369,970	10,602,121

	11,013,232	16,253,430	27,266,662
Unaffiliated preferred stocks	294,559	996,028	1,290,587

	$11,307,791	$17,249,458	$28,557,249

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2008, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Value	Estimated Fair Value
Due in one year or less	$1,637,442	$1,628,087
Due after one year through five years	12,940,834	11,955,849
Due after five years through ten years	9,652,840	8,584,458
Due after ten years	10,827,228	10,259,451

	35,058,344	32,427,845
Mortgage and other asset-backed securities	16,132,528	11,111,054

	$51,190,872	$43,538,899

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2008 the Company’s banking sector portfolio had a fair value of $3,051,259 and a carrying value of $4,015,366, resulting in a gross unrealized loss of $964,107. The overall exposure to the banking sub-sector in the Company’s portfolio is large, diverse, and consists of 90% investment grade assets. The unrealized losses in the banking sub-sector primarily reflect the size of the holdings, credit spread widening and the market’s concern over the adequacy of liquidity and capital in the banking sector given the deteriorating global economy. With some success, government initiatives were put into place during 2008 in an attempt to encourage lending, including the injection of capital into financial institutions through the US Treasury’s Capital Purchase Program and the establishment of the FDIC Temporary Liquidity Guarantee Program whereby the FDIC guarantees newly issued unsecured debt for participating institutions. However, financial institutions remain vulnerable to ongoing asset write downs, credit losses and weak earning prospects that are associated with a recessionary environment and this is adding pressure to subordinated and longer duration holdings. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008 the Company’s basic industry/capital goods sector portfolio had a fair value of $2,733,336 and a carrying value of $3,287,929, resulting in a gross unrealized loss of $554,593. The basic industry and capital goods industries encompass various sub-sectors ranging from aerospace defense to paper and forest products. Building materials continue to be impacted by the slowdown in the US housing market which has been further impacted by declines in consumer spending. Chemicals have been impacted by concerns of a slowing domestic economy, slower global demand, volatility in raw material costs and increasing competition from global competitors. Paper and forest products continue to be under pressure due to higher input costs, lower housing starts and lack of demand for paper related shipping and writing products. Additionally, lack of market liquidity and volatile credit markets have further impacted bond prices. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and recorded insignificant impairments as a result as of December 31, 2008.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2008 the Company’s communications sector portfolio had a fair value of $1,999,003 and a carrying value of $2,295,387, resulting in a gross unrealized loss of $296,384. The communications sector can be further divided into the media cable, media non-cable, wireless and wirelines sub-sectors. All media companies, but especially newspaper and directory companies, are suffering from a tepid advertising environment related to the weak economy. This has made it difficult for companies to offset declining revenues with sufficient cost cutting initiatives, leading to significantly lower profits. In addition, this space had been a focus for activist shareholders and private equity firms, forcing management to respond by increasing financial leverage, performing consolidations or divesting assets. The net effect of this was a weaker credit profile for many companies just as the market started to slow down. Many companies in the wirelines sector continue to focus on increasing shareholder returns. This has escalated event risk within the sector and caused concern that companies may increase financial leverage. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and recorded insignificant impairments as a result as of December 31, 2008.

At December 31, 2008 the Company’s consumer cyclical sector portfolio had a fair value of $1,568,583 and a carrying value of $1,921,600, resulting in a gross unrealized loss of $353,017. The more significant of these sub-sectors from an unrealized loss perspective are retail, automotive, and gaming.

Retail has been negatively impacted by a consumer pull-back in spending, particularly discretionary purchases, as increased unemployment, a weak housing market, credit market tightening and historically low consumer confidence weighed on the consumer. Margins have also been under increased pressure as many retailers have implemented aggressive promotion activity and increased discounts in an effort to drive store traffic, manage inventories and maintain market share.

The underlying fundamentals driving sales and earnings performance of the automotive industry continue to be pressured as a result of a secular shift away from more profitable sports utility vehicles (SUVs) and pickups towards more fuel-efficient cars and crossovers. In addition, the combination of weak consumer confidence, tighter credit standards and growing unemployment has negatively impacted auto sales.

Fundamentals in the gaming industry have weakened due to increased debt and related interest costs due to leveraged buyout activity and a material reduction in discretionary consumer spending. A deteriorating homebuilding environment and a material drop-off in consumer confidence, coupled with concerns over unemployment are resulting in declining demand. However, in some cases the industry is still increasing the supply of gaming products that were initiated prior to the economic downturn.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

For all of the sub-sectors within the consumer cyclical sector portfolio, the Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008 the Company’s consumer non-cyclical sector portfolio had a fair value of $2,654,933 and a carrying value of $2,922,383, resulting in a gross unrealized loss of $267,450. The consumer non-cyclical industry encompasses various sub-sectors ranging from consumer products to supermarkets. The more significant of these sub-sectors from an unrealized loss perspective are food and beverages and consumer products. Food and beverages and consumer products fundamentals have modestly weakened due to higher input costs and the industries’ limited ability to pass along these higher costs to the customer. Also, the price gap between branded products and private label products became more compelling to the consumer in the fourth quarter.

Overall, the sector represents a large portion of the corporate debt market. As a result, the Company’s exposure is large and the gross dollar amount of unrealized losses is also large. The vast majority of the unrealized losses in the consumer non-cyclical sector relate to global macro economic conditions and credit spread widening. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and recorded insignificant impairments as a result as of December 31, 2008.

At December 31, 2008 the Company’s electric utility sector portfolio had a fair value of $2,113,318 and a carrying value of $2,338,162, resulting in a gross unrealized loss of $224,844. The electric utility sector is generally viewed as a defensive sector during weak economic environments. While defensive in nature, there are several issues which present challenges, including growing capital expenditures programs, the possibility of CO2 legislation, a renewed interest in expanding riskier unregulated generation projects, and increasingly uncertain state regulatory environments driven by rising energy prices and a slowing economy. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2008 the company’s energy sector portfolio had a fair value of $1,716,185 and a carrying value of $1,996,357, resulting in a gross unrealized loss of $280,172. The energy sector includes independent oil and natural gas exploration and production companies, refiners, integrated energy companies active in both exploration/production and refining, and oil field service companies. For the independent exploration and production companies, underlying long-term fundamentals remain strong in the sector; however, there has been heightened near-term uncertainty given the dramatic decline in commodity prices. The industry has responded by reducing capital expenditures and share buyback programs as they focus on remaining free cash flow positive. Given the low market values currently, consolidation by the larger companies is likely in the sector.

The bonds of the underlying companies have seen price declines consistent with the overall market and concerns over the effect lower commodity prices will have on cash flow. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008 the Company’s insurance sector portfolio had a fair value of $971,707 and a carrying value of $1,260,761, resulting in a gross unrealized loss of $289,054. 79% of the securities in the unrealized loss position in the insurance sector are investment grade. These unrealized losses primarily reflect general spread widening on financial services companies (due to broad housing, mortgage market, equity market and economic issues, plus increased liquidity and capital markets concerns that were referenced in the above market backdrop section), compounded in some cases by the structure of the securities (subordination or other structural features and duration). While the sub-sector has some exposure to the US residential mortgage market, the issuers are highly diversified. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008 the Company’s natural gas sector portfolio had a fair value of $1,100,552 and a carrying value of $1,268,556, resulting in a gross unrealized loss of $168,004. The natural gas sector includes natural gas pipeline and distribution companies. The underlying fundamentals for pipelines are adversely affected by the decline in commodity prices, weak end user demand, and higher financing costs. Capital expenditures remained at elevated levels as the industry addresses the country’s infrastructure needs. As a result, pipelines will need continued access to the capital markets. The distributors remain well capitalized with increasing focus on reducing exposure to bad debts and weather related volatility. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be materially impaired as of December 31, 2008.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2008, the Company’s Real Estate Investment Portfolio (REIT) had a fair value of $620,143 and a carrying value of $862,023, resulting in a gross unrealized loss of $241,880. 94% of the securities in this portfolio in an unrealized loss position are investment grade. The unrealized losses in the REIT sub-sector are a result of general spread widening in the commercial mortgage-backed securities (CMBS) market and the REIT unsecured market. Despite real estate values falling and capitalization rates rising, REIT’s operating fundamentals continue to perform at levels sufficient to support their debt structure. However, further fundamental deterioration is expected as unemployment rises, consumer discretionary spending falls, and tenant bankruptcies increase. The majority of REITs have exhibited financial discipline and have focused on maintaining financial flexibility during the difficult financing environment. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008 the Company’s asset-backed securities (ABS) Credit Cards portfolio had a fair value of $931,734 and a carrying value of $1,433,625, resulting in a gross unrealized loss of $501,891. Over 98% of the ABS credit card bonds held by the Company are rated investment grade. The unrealized loss in the ABS credit card sector is primarily a function of decreased liquidity and increased credit spreads in the structured finance and financial institution market. While the credit card ABS portfolios with large sub-prime segments may be negatively impacted by the slowing domestic economy and housing market, there has been little rating migration of the bonds held by the Company. The Company’s entire credit card portfolio has been stress tested. Results of these stress tests indicate that while downgrades within the portfolio may occur, all of these securities are projecting payment in full. As the unrealized losses in the ABS Credit Card portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s ABS sub-prime mortgage portfolio had a fair value of $1,131,693 and a carrying value of $1,786,961, resulting in a gross unrealized loss of $655,268. ABS sub-prime mortgage securities are secured by pools of residential mortgage loans primarily those which are categorized as sub-prime.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company does not sell or buy sub-prime mortgages directly. The Company’s exposure to sub-prime mortgages is through ABS. These securities are pools of mortgages that have been securitized and offered to investors as ABS, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660 at issuance. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

All ABS-housing securities are monitored and reviewed on a monthly basis with detailed cash flow models using the current collateral pool and capital structure on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. The ABS-housing models incorporate external estimates on property valuations, borrower characteristics, propensity of a borrower to default or prepay and the overall security structure. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Recent payment history, a percentage of on-going delinquency rates and a constant prepayment rate are also incorporated into the model. Once the entire pool is modeled, the results are closely analyzed by the asset specialist to determine whether or not the Company’s particular tranche or holding is at risk for payment interruption. Holdings are impaired to projected cash flows where loss events have taken place (or are projected to take place on structured securities) that would affect future cash flows on the Company’s particular tranche.

Sub-prime holdings fair values have declined as the collateral pools have experienced higher than expected delinquencies and losses, further exacerbated by the impact of declining home values on borrowers using affordability products. Further impacting the unrealized losses is spread widening due to illiquidity as well as increased extension risk due to slower than expected prepayments. Despite the continued decline in the margin of safety on these securities during 2008, cash flow models indicate full recovery of principal and interest for each of the Company’s particular holdings in an unrealized loss position.

For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company recorded impairments of $9,023 in 2008. The Company did not record any impairments in 2007.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The following table provides the actual cost, carrying amount and fair value by asset class of the Company’s sub-prime mortgage position at December 31, 2008:

	Actual Cost	Carrying Amount	Fair Value
Residential Mortgage Backed Securities	$2,028,111	$1,991,950	$1,344,978

As the remaining unrealized losses in the ABS Housing portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s CMBS portfolio had a fair value of $3,696,568 and a carrying value of $5,170,915 resulting in a gross unrealized loss of $1,474,347. CMBS are securitizations of underlying pools of mortgages on commercial real estate. 99% of the securities in this portfolio in an unrealized loss position are investment grade. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS includes conduit, large loan, single borrower, commercial real estate collateral debt obligations (CRE CDOs) and franchise loan receivable trusts.

All CMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up approach. For non-conduit securities a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows, and loan structure. Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to undiscounted cash flows. As the unrealized losses in the CMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be materially impaired as of December 31, 2008.

At December 31, 2008 the Company’s residential mortgage-backed securities (RMBS) sector portfolio had a fair value of $2,311,426 and a carrying value of $4,225,690 resulting in a gross unrealized loss of $1,914,264. RMBS are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS includes collateralized mortgage obligations (CMOs), government sponsored enterprise (GSE) guaranteed pass-throughs, whole loan pass-throughs, Alt-A MBS and negative amortization MBS.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

RMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists using widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. 89% of the securities in the RMBS portfolio in an unrealized loss position were investment grade. RMBS models incorporate external loan-level analytics to identify the riskiest securities. The results from the models are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to undiscounted cash flows. The combination of low floating-rate reset margins, slow prepayment speeds, severe illiquidity in the market for near-prime securities, and the unprecedented level of mortgage-related credit spread widening have pushed the overall market value as a percent of book on those RMBS bonds in an unrealized loss position to 55%. As the unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

Detail of net investment income (loss) is presented below:

	Year Ended December 31
	2008	2007	2006
Bonds	$2,993,726	$3,247,176	$3,420,057
Preferred stocks	118,882	147,440	155,543
Common stocks	46,168	36,244	9,789
Mortgage loans on real estate	690,904	756,200	746,653
Real estate	21,328	22,332	21,360
Policy loans	46,017	46,850	46,736
Cash, cash equivalents and short-term investments	85,436	113,572	41,227
Derivatives	(9,236)	2,244	(30,712)
Other invested assets	28,504	32,569	46,353
Other	32,638	14,130	49,179

Gross investment income	4,054,367	4,418,757	4,506,185
Less investment expenses	(167,517)	(206,434)	(226,331)

Net investment income	$3,886,850	$4,212,323	$4,279,854

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Proceeds from sales of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2008	2007	2006
Proceeds	$18,754,495	$33,516,007	$34,592,243

Gross realized gains	$362,022	$570,114	$369,889
Gross realized losses	(808,137)	(344,712)	(395,173)

Net realized capital gains (losses)	$(446,115)	$225,402	$(25,284)

Gross realized losses for the years ended December 31, 2008, 2007 and 2006 include $367,432, $70,724 and $46,517, respectively, which relate to losses recognized on other than temporary declines in the fair values of bonds and preferred stocks.

Net realized capital gains (losses) on investments are summarized below:

	Realized Year Ended December 31
	2008	2007	2006
Bonds	$(324,506)	$205,396	$(65,329)
Preferred stocks	(120,940)	32,322	40,045
Common stocks	(65,018)	115,631	7,864
Mortgage loans on real estate	(7,074)	1,697	(4,620)
Real estate	17,781	96	11,659
Cash, cash equivalents and short-term investments	(13,767)	(7,906)	(5)
Derivatives	54,650	(10,099)	15,707
Other invested assets	654,443	284,195	181,211

	195,569	621,332	186,532
Federal income tax effect	119,219	(244,354)	(72,407)
Transfer to (from) interest maintenance reserve	51,433	(63,179)	35,262

Net realized capital gains (losses) on investments	$366,221	$313,799	$149,387

At December 31, 2008 and 2007, the Company had recorded investments in restructured securities of $13,157 and $2,248, respectively. The capital gains (losses) taken as a direct result of restructures in 2008, 2007 and 2006 were $1,905, $(713) and $9,001, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Gross unrealized gains and gross unrealized losses on common stock of unaffiliated entities are as follows:

	December 31
	2008	2007
Unrealized gains	$5,116	$42,129
Unrealized losses	(11,770)	(20,080)

Net unrealized gains (losses)	$(6,654)	$22,049

The changes in net unrealized capital gains and losses on investments were as follows:

	Change in Unrealized Year Ended December 31
	2008	2007	2006
Bonds	$(226,573)	$66,449	$39,588
Preferred stocks	(22,844)	17,321	45,542
Common stocks	(28,695)	(42,192)	1,053
Affiliated Entities	(7,222)	557,585	251,515
Derivatives	382,983	(36,994)	(75,618)
Other invested assets	(900,944)	321,216	60,622

Change in unrealized capital gains/losses	$(803,295)	$883,385	$322,702

During 2008, the Company issued mortgage loans with interest rates ranging from 3.26% to 13.00% for commercial loans and 4.82% to 8.64% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 98%. Mortgage loans with a carrying amount of $7,351 were non-income producing for the previous 180 days. Accrued interest of $346 and $3 related to these mortgage loans was excluded from investment income at December 31, 2008 and 2007, respectively. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2008, the Company held $28,709 in impaired loans with related allowance and credit losses of $11,924. At December 31, 2007 the Company did not hold any impaired loans with a related allowance for credit losses. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2008 and 2007, respectively. The average recorded investment in impaired loans during 2008 was $9,788.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. At December 31, 2008, the Company recognized $1,374 of interest income on impaired loans. Interest income of $1,570 was recognized on a cash basis for the year ended December 31, 2008. The Company did not recognize any interest income on impaired loans or any interest income on a cash basis for the years ended December 31, 2007 or 2006.

At December 31, 2008 and 2007, the Company held a mortgage loan loss reserve in the AVR of $361,121 and $277,265, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2008	2007		2008	2007
South Atlantic	24%	24%	Office	31%	31%
Pacific	23	22	Apartment	20	19
Mountain	14	14	Retail	19	18
Middle Atlantic	14	13	Industrial	19	20
E. North Central	10	11	Other	6	7
W. North Central	5	5	Agricultural	5	5
W. South Central	4	5
E. South Central	4	4
New England	2	2

At December 31, 2008, 2007 and 2006, there were no investments in loans for which an impairment has been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2008, 2007 and 2006 related to such restructurings. There were no commitments to lend additional funds to debtors owing receivables at December 31, 2008, 2007 or 2006.

At December 31, 2008, the Company had ownership interests in 58 LIHTC properties. The remaining years of unexpired tax credits ranged from 1 to 12 and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from 1 to 15 years. The amount of contingent equity commitments expected to be paid during the years 2009 to 2019 is $13,387. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2008, the Company recorded an impairment of $42,829 for its investment in Zero Beta Fund, LLC. The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur.

For the year ended December 31, 2007, an impairment of $4,285 was recorded for MP Shoreline Associates, a LIHTC property. The impairment was determined by comparing the current book value to the fair value. The fair value was determined by discounting the anticipated future cash flows. Since the decline in fair value was determined to be other than temporary, the investment in partnership was written down to fair value.

The Company has an investment in Invenergy TN, LLC, a partnership which owns a 27 MW wind generating facility in Anderson County, Tennessee. This investment generates tax credits based on the amount of electricity produced from the wind turbines. Based on the project’s actual performance and a revised wind study, it was determined that the investment will not perform to the levels originally expected. For the year ending December 31, 2007, an impairment of $4,556, respectively, was recorded for the Invenergy TN, LLC partnership. The impairment was determined by comparing the current book value to the fair value as supplied by a third party. The fair value was determined by discounting future cash flows, expected future tax credits and income tax benefits of losses from the investment. Since the decline in fair value was determined to be other than temporary, the investment in the partnership was written down to the fair value amount. No impairment was recorded for the Invenergy TN, LLC partnership at December 31, 2008 or 2006.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The interest rate floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments. The Company pays a single premium at the beginning of the contract. These interest rate floors are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap contracts.

The Company replicates investment grade corporate bonds by combining a AAA rated security, as a cash component, with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2008 and 2007, the Company had replicated assets with a fair value of $466,244 and $530,531 and credit default swaps with a fair value of $(21,375) and $(893), respectively. For the year ended December 31, 2008, the Company recognized $306 in capital losses related to replication transactions. For the years ended December 31, 2007 and 2006, the Company recognized no capital losses related to replication transactions.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 index futures contracts and/or options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded to unassigned surplus in the financial statements. There were no expenses recognized by the Company for the years ended December 31, 2008, 2007 or 2006 from option contracts.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead. At December 31, 2008, the fair value of all contracts, aggregated at a counterparty level, with a positive and a negative fair value amounted to $1,587,898 and $309,837, respectively.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 23 years. The Company hedges the variability in future cash flows from expected future investment purchases due to changes in interest rates through the use of forward starting interest rate swaps. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. At December 31, 2008 and 2007, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2008, the Company has accumulated deferred gains in the amount of $126,349 related to the termination of forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2008 and 2007, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2008	2007
Interest rate and currency swaps:
Receive fixed - pay fixed	$201,763	$230,374
Receive fixed - pay floating	12,919,749	12,714,195
Receive floating - pay fixed	8,199,009	9,540,782
Receive floating - pay floating	2,716,370	3,452,857
Interest rate cap agreements	1,640,000	4,645,400
Interest rate floor agreements	62,400	60,800

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains (losses) since they are effectively settled daily through the variation account. The Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $119,771, $(8,671) and $(3,707) for the years ended December 31, 2008, 2007 and 2006, respectively.

Open futures contracts at December 31, 2008 and 2007, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2008

5271	S&P 500 March 2009 Futures	$1,171,777	$1,186,107

December 31, 2007

307	S&P 500 March 2008 Futures	$113,582	$113,375

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

For the years ended December 31, 2008 and 2007, the Company has recorded $264,343 and $22,903, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains and losses during 2008 and 2007 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2008 and 2007, investments with an aggregate carrying value of $61,545 and $74,627, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities, as required by statute.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2008	2007	2006
Direct premiums	$13,309,443	$11,477,571	$10,445,191
Reinsurance assumed - non affiliates	1,505,508	1,756,468	1,537,494
Reinsurance assumed - affiliates	305,925	238,686	78,499
Reinsurance ceded - non affiliates	(1,101,435)	(1,114,954)	(1,075,058)
Reinsurance ceded - affiliates	(6,501,597)	(4,080,954)	(3,450,055)

Net premiums earned	$7,517,844	$8,276,817	$7,536,071

The Company received reinsurance recoveries in the amount of $2,166,604, $1,663,213 and $1,567,227 during 2008, 2007 and 2006, respectively. At December 31, 2008 and 2007, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $425,122 and $328,515, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2008 and 2007 of $29,483,844 and $20,150,258, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The net amount of the reduction in surplus at December 31, 2008, if all reinsurance agreements were cancelled, is $7,856.

At December 31, 2008, the amount of reinsurance credits, whether an asset or a reduction of liability, taken for new agreements or amendments was $2,708,917.

Effective December 31, 2008, the Company recaptured term life business previously ceded to Transamerica International Re (Ireland) Ltd. (TIRI), and Transamerica International Re (Bermuda) Ltd (TIRe) both affiliates. The Company received recapture consideration of $120,476, recorded net assets of $33,804, and recaptured reserves of $856,239 and $53,085 for life and claim reserves, with respect to the recapture from TIRI. The Company received recapture consideration of $25,563, recorded net assets of $5,088, and recaptured reserves of $167,004 and $4,821 for life and claim reserves, with respect to the recapture from TIRe. The Company incurred a statutory loss on the recapture from TIRI in the amount of $755,044 and a statutory loss on the recapture from TIRe in the amount of $141,174. As a result, a pre-tax loss of $896,218 was included in the statement of operations. During 2007 and 2006, the Company amortized $3,304 per year into earnings with a corresponding charge to unassigned surplus.

Subsequently, effective December 31, 2008, the Company ceded term life business to CGC Life Insurance Company (CGCL), an affiliate. The Company paid initial consideration of $146,039, released life and claim reserves of $1,023,243 and $57,906 respectively, and established other net liabilities of $38,892. The net pre-tax gain of $896,218 resulting from this transaction was credited directly to unassigned surplus.

The Company has entered into an indemnity reinsurance agreement effective December 31, 2008, with TIRe to cede on a 100% quota share basis the net liabilities associated with certain of the Company’s variable annuity products on a coinsurance and modified coinsurance basis. The Company ceded reserves on a coinsurance basis of $872,822 and ceded premium of a like amount, paid consideration of $223,608 and established a funds withheld liability of $1,096,431. The pre-tax loss of $223,608 ($145,345 on a net of tax basis) is included in the statement of operations. The Company ceded general account and separate account reserves on a modified coinsurance basis of $284,780 and $7,248,603, respectively. An initial reinsurance premium equal to the reserves ceded was recorded, resulting in no gain or loss on the modified coinsurance portion on this transaction.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Effective October 1, 2008 the Company recaptured various guaranteed minimum death benefit (GMDB) riders included in certain of its variable annuity contracts that were previously ceded to TIRe under a 2001 reinsurance agreement. The Company released a funds withheld liability of $40,133 associated with this business and received recapture consideration of $45,038. Reserves recaptured included $100,672 of GMDB reserves and $15,099 of claim reserves. The resulting pre-tax loss of $30,600 was included in the statement of operations. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $16,521 ($10,739 net of tax). Prior to this transaction, the Company had amortized $3,812 and $5,083 on a pre-tax basis ($2,478 and $3,304 on a net of tax basis) into earnings for 2008 and 2007, respectively, with a corresponding charge to unassigned surplus.

Effective December 31, 2008, the Company recaptured term life business previously ceded to TIRI on a funds withheld basis under a 2001 reinsurance agreement. The Company released the funds withheld liability of $38,603 and recorded net assets of $5,036, recaptured reserves of $288,498 and $7,065 for life and claim reserves, respectively. As a result, a pre-tax loss of $251,924 was included in the statement of operations. The gain that resulted from the initial ceding transaction to TIRI that had been credited directly to unassigned surplus was released into earning in the amount of $221. In 2007, the company amortized $28 into earnings.

Subsequently, effective December 31, 2008, the Company ceded term life business on a funds withheld basis to CGCL. Life and claim reserves of $288,498 and $7,065, respectively, were released and the Company established a funds withheld liability of $38,603 and established other net liabilities of $5,036. The net pre-tax gain of $251,924 resulting from this transaction was credited directly to unassigned surplus.

Also effective December 31, 2008, the Company ceded certain term life business to CGCL on a funds withheld basis. Life and claim reserves of $587,293 and $6,874, respectively were released and the Company established other reserves of $28,680. The net pre-tax gain of $565,487 resulting from this transaction was credited directly to unassigned surplus.

The Company entered into an assumption reinsurance agreement with Monumental Life Insurance Company (MLIC), an affiliate, effective September 30, 2008. The Company was the issuer of a series of corporate-owned life insurance policies issued to LIICA. The assumption reinsurance transaction resulted in the Company novating all liabilities arising under these policies to MLIC. The Company ceded reserves of $138,025 and paid consideration of $125,828. The Company recorded liability of $12,197 within the remittances line related to this transaction.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The Company entered into a stop loss reinsurance agreement with Transamerica Life International (Bermuda) Ltd. (TLIB), an affiliate, to cede an in force block of universal life business effective July 1, 2008. Reinsurance premiums paid of $70,728 were offset by a comparable amount of ceded reserves. Several other accounts were impacted by lesser amounts resulting in a pre-tax loss of $15. The net of tax loss of $10 was included in the statement of operations.

The Company entered into an assumption reinsurance agreement with Canadian Premier Life Insurance Company (CPLIC), an affiliate, effective July 1, 2008. This transaction resulted in CPLIC assuming all in force policies and certificates from the Canadian branch of the Company, along with all of the assets and liabilities related to these policies and all capital supporting this business. Subsequent to this assumption reinsurance transaction, the Company withdrew its license in Canada and therefore considered this transaction an economic transaction. The Company received a ceding commission of $11,460, which resulted in a pre-tax gain. During 2007, LIICA amended its 50% reinsurance treaty with CPLIC. LIICA received a ceding commission of $2,910 ($1,892 net of tax). This gain was credited directly to unassigned surplus at December 31, 2007.

Below is a summary of the net policyholder liabilities and assets transferred effective July 1, 2008:

Invested assets/cash transferred	$(52,859)
Ceded reserves	64,882
Due premiums	(2,920)
Due comp liability	1,007
Retro accruals	1,350

Pre-tax net income impact	$11,460

The Company entered into an indemnity reinsurance agreement with a nonaffiliated company effective May 1, 2008 in which the Company agreed to cede certain single premium deferred annuities on a coinsurance basis. The initial consideration paid was $446,522, the initial ceding allowance received was $18,263, and reserves ceded were $446,522, resulting in a pre-tax gain of $18,263. The net of tax gain of $11,871 was credited directly to unassigned surplus. The Company amortized $1,410 into earnings during 2008 with a corresponding charge to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The Company entered into a stop loss reinsurance agreement with TLIB to cede an in force block of universal life business effective January 1, 2008. Reinsurance premiums paid of $3,267,950 were offset by a comparable amount of ceded reserves. Several other accounts were impacted by lesser amounts resulting in a pre-tax loss of $603. The net of tax loss of $392 was included in the statement of operations.

Effective December 31, 2007, TIRe recaptured all inforce business that was previously retroceded to the Company and LIICA under the retrocession agreement effective January 1, 2003. The difference between the life and claim reserves released of $541 and $45, respectively, and consideration paid of $366 was included in the statement of operations.

The Company and LIICA entered into an agreement effective December 31, 2007 to recapture obligations and benefits related to certain universal life insurance contracts that were previously ceded to TIRe in 2003. The Company assumed assets of $23,737 associated with this business and paid recapture consideration of $1,558. Reserves recaptured included life reserves of $3,935 and claim reserves of $434. As a result, a pre-tax gain of $17,810 was included in the statement of operations. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $6,240 ($4,056 net of tax). Prior to this transaction, the Company had amortized $1,418 and $1,092 on a pre-tax basis ($921 and $710 on a net of tax basis) into earnings for 2007 and 2006, respectively, with a corresponding charge to unassigned surplus.

The Company and MLIC entered into an indemnity reinsurance agreement effective December 31, 2007, to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were issued by MLIC, with issue dates ranging from January 1, 2007 through December 31, 2007, and also covering policies issued between January 1, 2008 and December 31, 2008. As a result, the Company assumed reserves of $26,573.

Effective December 31, 2007, the Company entered into an indemnity reinsurance agreement with Pine Falls Re, Inc., an affiliate, to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were originally issued by the Company and assumed by the Company from various affiliated entities. Universal life secondary guarantee reserves ceded were $286,392, resulting in a pre-tax gain of $286,392 ($186,154, net of tax) that has been credited directly into unassigned surplus.

On October 1, 2007 the Company and LIICA recaptured various fixed deferred annuity plans that were ceded to MLIC under a July 1, 1990 agreement. The recapture premium received was $302,727 and the commission expense allowance paid was $3,770, for a net consideration received of $298,957. Reserves recaptured were $302,727. The resulting pre-tax loss of $3,770 was included in the statement of operations.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The Company entered into an indemnity reinsurance agreement with a nonaffiliated company effective July 1, 2007, in which the Company agreed to cede a closed block of fixed and variable deferred annuities on a coinsurance and modified coinsurance basis. The net of tax gain of $10,931 from this transaction was credited directly to unassigned surplus. During 2008 and 2007 the Company amortized $2,080 and $995, respectively, into earnings with a corresponding charge to unassigned surplus.

On April 1, 2007 LIICA entered into a recapture agreement with Veterans Life Insurance Company (VLIC), an affiliate of the Company, whereby VLIC recaptured all liabilities ceded to LIICA under an October 1, 2001 modified coinsurance agreement. The recapture consideration received was $76,086 and the reserves recaptured by VLIC were $173,147. LIICA paid a recapture premium of $173,147. The resulting pre-tax gain of $76,086 has been included in the statement of operations.

Effective December 31, 2007, LIICA recaptured all inforce universal life business that was previously reinsured to TIRI. LIICA paid a recapture fee of $4,004 and recovered miscellaneous assets of $1,985. Life and claims reserves were recaptured in the amount of $40,482 and $120, respectively. This transaction resulted in a net pre-tax loss of $42,621 which is included in the statement of operations.

Effective January 1, 2007, TOLIC recaptured the risks related to specified blocks of policies that were previously retroceded to TIRe. The recapture premium received was $9,677 and the commission expense allowance paid was $15,357 for a net consideration paid of $5,680. Reserves recaptured included $81,657 in life reserves and $457 in claim reserves resulting in a pre-tax loss of $87,794 which has been included in the statement of operations. TOLIC subsequently entered into an indemnity retrocession agreement with LIICA Re I, Inc., an affiliate, to retrocede specific blocks of policies assumed by TOLIC. Net consideration received by TOLIC was $16,006 and the life and claim reserves ceded were $81,657 and $457, respectively. This resulted in a pre-tax gain of $98,120 that was recorded directly to unassigned surplus on a net of tax basis. During 2007, TOLIC amortized $7,220 on a net of tax basis into earnings with a corresponding charge to unassigned surplus.

During 2007, TOLIC entered into an agreement with TIRe to retrocede certain life insurance policies issued by Seguros Argos, S.A. de C.V., effective January 1, 2007. The Company received consideration of $21,955, resulting in an initial transaction pre-tax gain of $21,955. The gain was recorded directly to unassigned surplus on a net of tax basis. During 2008 and 2007, the Company amortized $2,574 and $1,901, respectively, on a net of tax basis into earnings with a corresponding charge to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Effective October 1, 2007, TOLIC recaptured the risks related to specified blocks of policies that were previously retroceded to TIRe. The consideration received was $59,744 and life and claim reserves recaptured were $358,102 and $7,900, respectively. This resulted in a pre-tax loss on the statutory income statement of $306,258. TOLIC subsequently entered into an indemnity retrocession agreement with TIRI to retrocede specific blocks of policies assumed by TOLIC. The consideration that was given in the transaction was $59,744 and the life and claim reserves ceded were $358,102 and $7,900, respectively. This resulted in a pre-tax gain on a statutory basis of $306,258 that was recorded directly to unassigned surplus on a net of tax basis. During 2008, the Company amortized $2,431 into earnings with a corresponding charge to unassigned surplus. The Company did not record any amortization in 2007.

Effective January 1, 2006, the Company entered into a reinsurance transaction with TIRI to cede an inforce block of universal life business. The net of tax impact from the cession of inforce business was $13,585, which was credited directly to unassigned surplus. During 2008, 2007 and 2006, the Company amortized $1,019, $1,019 and $1,359 into earnings with a corresponding charge to unassigned surplus, respectively. The Company has a liability for funds held under reinsurance of $413,935 and $353,074 at December 31, 2008 and 2007, respectively.

TOLIC entered into an agreement effective December 30, 2006 to recapture a block of in force term life business that was ceded to Transamerica Pacific Insurance Company, Ltd. (TPIC), an affiliate. The consideration received was $37,614. Reserves recaptured included $223,404 of life reserves and $5,400 of claim reserves resulting in a pre-tax loss of $191,190, which has been included in the statement of operations.

TOLIC entered into an agreement effective December 30, 2006 to recapture a block of in force universal life business that was ceded to TPIC. The recapture consideration received was $635,128 for assets held related to the block; the recapture fee paid was $45,334 for a net consideration received of $589,794. Reserves recaptured included $678,272 of life reserves and $927 of claim reserves resulting in a pre-tax loss of $89,405, which has been included in the statement of operations.

TOLIC entered into an agreement effective December 31, 2006, to allow TIRI to recapture a retrocession agreement whereby TOLIC assumed mortality risks on a block of in force universal life business which subsequently allowed TOLIC to recapture the entire universal life contract ceded to TIRI. The recapture consideration paid was $1,245, and reserves recaptured were $4,562, for a net pre-tax gain of $3,317. Subsequent to the transaction, TOLIC entered into an agreement to recapture the universal life business ceded to TIRI effective December 31, 2006. The recapture consideration received was $361,986; a recapture fee of $11,400 was paid for a net consideration of $350,586. Reserves recaptured included $804,865 of life reserves and $1,152 of claim reserves, resulting in a pre-tax loss of $455,431, which is included in the statement of operations.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

TLB acquired the direct liability to the policyholder through a court order from the Hong Kong Special Administrative Region Court, effective December 31, 2006, for most of the business issued from TOLIC’s branch in Hong Kong. TLB also acquired the direct liability to the policyholder through a court order from the High Court of the Republic of Singapore, effective December 31, 2006 for all business issued from TOLIC’s branch in Singapore. The novation of the contracts was approved by the Iowa Insurance Department and all policyholder liabilities were transferred to TLB. All balances assumed by TLB were reflected as direct adjustments to the balance sheet. As the transfer occurred between affiliated companies no gain or loss was recognized, and the difference between the assets transferred and the statutory liabilities assumed in the amount of $78,993 was recorded as goodwill and will be amortized into operations over the life of the business, not to exceed ten years.

Goodwill in the amount of $8,954 and $9,274 was amortized during 2008 and 2007, respectively, related to this transaction. TLB is valued on a U.S. statutory basis and includes a deferred gain liability of a similar amount to the goodwill reflected in the financials of the Company.

Subsequent to the novation of the Hong Kong and Singapore business to TLB, TOLIC entered into a reinsurance agreement to assume certain risks related to the inforce block from TLB effective December 31, 2006. The initial premium received was $261,418, reserves assumed included $328,985 of life reserves and $258 of claim reserves, resulting in a pre-tax loss of $67,825, which is included in the statement of operations.

Effective December 31, 2006, TOLIC entered into a reinsurance agreement with LIICA Re II, Inc., an affiliate of the Company, to cede term and universal life business. The initial premium paid was $120,000. Reserves ceded included $212,319 of term life reserves, $834,446 of universal life secondary guarantee reserves, $1,067 of claim reserves and $5,911 of miscellaneous policyholder assets, resulting in a pre-tax gain of $921,921 that was recorded directly to unassigned surplus on a net of tax basis. During 2008 and 2007, the Company amortized $74,716 and $1,321, respectively, on a net of tax basis into earnings with a corresponding charge to unassigned surplus.

Effective December 31, 2006, TOLIC recaptured a block of in force term life business that was ceded to TIRe. The recapture premium received was $86,705; the commission expense allowance paid was $43,730, for a net consideration received of $42,975. Reserves recaptured included $286,151 of life reserves and $16,892 of claim reserves, resulting in a pre-tax loss of $260,068, which has been included in the statement of operations.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Subsequent to the recapture, TOLIC entered into a reinsurance agreement with LIICA Re I, Inc., to retrocede term life business effective December 31, 2006. The initial premium paid was $77,479, offset by the commission expense received of $42,022, for a net consideration of $35,457. Reserves ceded included $256,795 of life reserves and $13,146 of claim reserves, resulting in a pre-tax gain of $234,484 that was recorded directly to unassigned surplus on a net of tax basis.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $19,855 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded directly to unassigned surplus on a net of tax basis. During 2007 and 2006, the Company amortized $1,538 and $2,632, respectively, into earnings with a corresponding charge to unassigned surplus. The surplus was fully amortized as of December 31, 2007.

During 2001, TOLIC novated certain traditional life insurance contracts to Transamerica Financial Life Insurance Company (TFLIC), an affiliate of the Company, via an assumption reinsurance transaction. Under the terms of this agreement, a significant portion of the future statutory-basis profits from the contracts assumed by TFLIC will be passed through to the Company as an experience rated refund. TOLIC recorded a deferred liability of $14,281 as a result of this transaction, which has an unamortized balance of $1,433 at December 31, 2008. The accretion of the deferred liability was $1,433 for 2008, 2007 and 2006.

During 2001, TOLIC entered into a reinsurance transaction with TIRe. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The gain on the transaction of $28,967 was credited directly to unassigned surplus on a net of tax basis. The Company amortized $1,883 for each of the years ended December 31, 2008, 2007 and 2006 into earnings with a corresponding charge to unassigned surplus. At December 31, 2008, the Company holds collateral from this affiliate in the form of letters of credit of $433,417, covering this reinsurance agreement and others.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The Company reports a reinsurance deposit receivable of $128,745 and $120,582 as of December 31, 2008 and 2007, respectively. In 1996, TOLIC entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, TOLIC ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2008, 2007 and 2006, $954, $1,119 and $1,403, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

Effective December 31, 2005, the Company entered into a reinsurance agreement with Stonebridge Reinsurance Company, an affiliate, to cede the term business and the secondary guarantee related to the universal life business. The consideration that was given in the transaction was $103,900, the commission expense allowance received was $67,400 and the reserves ceded were $832,400 ($508,200 term and $324,200 secondary guarantee). This resulted in a pre-tax gain on a statutory basis of $795,900 that was credited directly to unassigned surplus on a net of tax basis. During 2008 the Company amortized $24,045 into earnings with a corresponding charge to unassigned surplus.

During 2008 and 2007, the Company obtained letters of credit of $716,918 and $334,491, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31
	2008	2007
Deferred income tax assets:
Nonadmitted assets	$53,237	$51,597
Provision for contingent experience rated refund	7,771	7,743
Derivatives	37,184	87,560
Partnerships	97,270	110,638
Tax basis deferred acquisition costs	574,392	566,798
Reserves	339,341	483,663
Unrealized capital losses	209,648	71,343
§807(f) assets	13,711	18,916
Deferred intercompany losses	79,823	39,814
Investment in controlled foreign company	107,064	91,874
Credit carryforwards	17,100	32,123
Corporate provision	27,039	12,518
Compensation related accruals	36,443	34,263
Other	74,575	47,904

Total deferred income tax assets	1,674,598	1,656,754

Deferred income tax assets nonadmitted	334,539	649,898

Admitted deferred income tax assets	1,340,059	1,006,856

Deferred income tax liabilities:
Partnerships	132,036	372,952
Real estate	21,494	21,737
§807(f) liabilities	20,983	21,048
Separate account seed money	14,776	2,853
Unrealized capital gains	131,097	148,494
Deferred intercompany gains	103,805	42,553
PGAAP income/ reinsurance ceded	20,679	24,402
Other	6,030	35,538

Total deferred income tax liabilities	450,900	669,577

Net admitted deferred income tax asset	$889,159	$337,279

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

The change in net deferred income taxes is comprised of the following:

	December 31
	2008	2007	Change
Total deferred income tax assets	$1,674,598	$1,656,754	$17,844
Total deferred income tax liabilities	450,900	669,577	218,677

Net deferred income tax asset	$1,223,698	$987,177	236,521

Tax effect of unrealized gains (losses)			(445,093)

Change in net deferred income tax			$(208,572)

	December 31
	2007	2006	Change
Total deferred income tax assets	$1,656,754	$1,483,760	$172,994
Total deferred income tax liabilities	669,577	441,864	(227,713)

Net deferred income tax asset	$987,177	$1,041,896	(54,719)

Tax effect of unrealized gains (losses)			66,796

Change in net deferred income tax			$12,077

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

As discussed in Note 2—Prescribed and Permitted Statutory Accounting Practices, the Company, with permission from the State of Iowa Deputy Commissioner of Insurance, determines the admitted amount of deferred income tax assets pursuant to Iowa Bulletin 09-01. The following charts outline the effect of this permitted practice on the Company’s financial statements:

	3 years		1 year		Change
Gross DTAs at Enacted Tax Rate		$1,674,598		$1,674,598		$—
Admitted Gross DTAs (paragraph 10 a.)	$371,821		$371,821		$—
Admitted Gross DTAs (paragraph 10 b.)	517,338		136,980		380,358
Admitted Gross DTAs (paragraph 10 c.)	450,900		450,900		—

Total Admitted Gross DTAs	1,340,059	(1,340,059)	959,701	(959,701)	380,358	(380,358)

Nonadmitted Gross DTAs		334,539		714,897		(380,358)
Admitted DTA		1,340,059		959,701		380,358
Gross DTL		(450,900)		(450,900)		—

Net Admitted DTA		$889,159		$508,801		$380,358

Total adjusted capital		$5,855,303
Authorized control level		755,193

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2008	2007	2006
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$(288,599)	$280,850	$60,350
Controlled foreign corporation income - TA Life Bermuda	15,736	15,633	3,483
Deferred acquisition costs - tax basis	13,010	38,321	61,725
Dividends received deduction	(19,748)	(22,001)	(24,529)
IMR amortization	(10,260)	(14,721)	(18,402)
Investment income items	119,217	3,635	(23,822)
Limited partnership book/tax difference	(247,383)	(21,090)	(18,732)
Prior year under accrual	115,372	32,971	1,872
Reinsurance transactions	336,881	216,427	258,239
Tax credits	(64,996)	(80,635)	(65,665)
Tax reserve valuation	(132,936)	(5,021)	(2,174)
Non-deductible items	810	1,029	433
Depreciation	(1,479)	1,673	(999)
LOLI	(3,955)	(3,806)	(3,448)
Other	16,707	4,063	6,215

Federal income tax (benefit) expense on operations and capital gains (losses) on investments	(151,623)	447,328	234,546
Less tax (benefit) on capital gains (losses)	(119,219)	244,354	72,407

Total federal income tax (benefit) expense	$(32,404)	$202,974	$162,139

The total statutory income taxes are computed as follows:
	Year Ended December 31
	2008	2007	2006
Federal income tax (benefit) expense on operations and capital gains (losses) on investments	$(151,623)	$447,328	$234,546
Change in net deferred income taxes	208,572	(12,077)	(391,558)

Total statutory income tax expense (benefit)	$56,949	$435,251	$(157,012)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. The method of allocation between the companies is subject to a written agreement. Under the terms of the agreement, allocations are based on separate return calculations. The Company is entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company’s separately computed tax liability or the consolidated group’s tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event of losses and credits reduce the greater of the Company’s separately computed tax liability or the consolidated group’s tax liability in any carryback or carryforward year when so applied. Intercompany tax balances are settled within 30 days of payment to or filing with the Internal Revenue Service. The Company has a credit carryforward at December 31, 2008 of $17,100, with no loss carryforward. At December 31, 2007 and 2006, the Company had no loss or credit carryforwards.

The Company did not incur income taxes during 2008 or 2006, which will be available for recoupment in the event of future net losses. The Company incurred income taxes in 2007 of $343,821, which will be available for recoupment in the event of future losses.

The amount of tax contingencies calculated for the Company as of December 31, 2008 and 2007 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2008 and 2007 was not material and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 have been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for 2005 and 2006. The 2007 tax return has been filed but no examination has commenced.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.08% and 1% of ordinary life insurance in force at December 31, 2008 and 2007, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

For the years ended December 31, 2008 and 2007, premiums for life participating policies were $18,433 and $21,950, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $12,166 and $17,417 to policyholders during 2008 and 2007, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2008		December 31 2007
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal
With market value adjustment	$2,427,891	4%	$5,650,637	7%
At book value less surrender charge of 5% or more	9,063,978	13	5,426,946	7
At fair value	18,052,999	26	26,648,680	35

Total with adjustment or at market value	29,544,868	43	37,726,263	49
At book value without adjustment (with minimal or no charges or adjustments)	14,151,434	21	15,635,809	20
Not subject to discretionary withdrawal	24,373,769	36	23,344,387	31

Total annuity reserves and deposit fund liabilities - before reinsurance	68,070,071	100%	76,706,459	100%

Less reinsurance ceded	11,856,295		7,266,399

Net annuity reserves and deposit fund liabilities	$56,213,776		$69,440,060

Included in the liability for deposit-type contracts at December 31, 2008 and 2007 are $838,768 and $843,245, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

At December 31, 2008, the contractual maturities were as follows:

Year	Amount
2009	$371,847
2010	55,181
2011	125,413
2012	53,708
2013	—
Thereafter	232,620

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from MLIC. The liabilities assumed are $3,602,586 and $4,122,609 at December 31, 2008 and 2007, respectively.

Separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2008, 2007 and 2006 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$—	$63,549	$36,534	$4,145,459	$4,245,542

Reserves for separate accounts as of December 31, 2008 with assets at:
Fair value	$—	$32,841	$351,543	$23,812,058	$24,196,442
Amortized cost	—	548,144	—	—	548,144

Total as of December 31, 2008	$—	$580,985	$351,543	$23,812,058	$24,744,586

Reserves for separate accounts by withdrawal characteristics as of December 31, 2008:
Subject to discretionary withdrawal:
With market value adjustment	$—	$61,733	$—	$—	$61,733
At fair value	—	—	—	23,812,058	23,812,058
At book value without market value adjustment and with current surrender charge of less than 5%	—	486,411	—	—	486,411

Subtotal	—	548,144	—	23,812,058	24,360,202
Not subject to discretionary withdrawal	—	32,841	351,543	—	384,384

Total separate account liabilities at December 31, 2008	$—	$580,985	$351,543	$23,812,058	$24,744,586

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$—	$15,567	$574,226	$5,685,724	$6,275,517

Reserves for separate accounts as of December 31, 2007 with assets at:
Fair value	$997	$97,270	$635,878	$32,768,227	$33,502,372
Amortized cost	—	521,653	—	—	521,653

Total as of December 31, 2007	$997	$618,923	$635,878	$32,768,227	$34,024,025

Reserves for separate accounts by withdrawal characteristics as of December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$—	$41,480	$—	$—	$41,480
At fair value	—	—	—	32,723,737	32,723,737
At book value without market value adjustment and with current surrender charge of less than 5%	—	480,173	—	—	480,173

Subtotal	—	521,653	—	32,723,737	33,245,390
Not subject to discretionary withdrawal	997	97,270	635,878	44,490	778,635

Total separate account liabilities at December 31, 2007	$997	$618,923	$635,878	$32,768,227	$34,024,025

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$4,878	$10,348	$160,623	$4,923,548	$5,099,397

Reserves for separate accounts as of December 31, 2006 with assets at:
Fair value	$30,198	$194,062	$237,420	$29,246,642	$29,708,322
Amortized cost	—	493,802	—	—	493,802

Total as of December 31, 2006	$30,198	$687,864	$237,420	$29,246,642	$30,202,124

Reserves for separate accounts by withdrawal characteristics as of December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$—	$37,244	$—	$—	$37,244
At fair value	—	—	—	29,207,281	29,207,281
At book value without market value adjustment and with current surrender charge of less than 5%	—	456,558	—	—	456,558

Subtotal	—	493,802	—	29,207,281	29,701,083
Not subject to discretionary withdrawal	30,198	194,062	237,420	39,361	501,041

Total separate account liabilities at December 31, 2006	$30,198	$687,864	$237,420	$29,246,642	$30,202,124

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2008	2007	2006
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,199,455	$5,691,829	$4,924,496
Transfers from separate accounts	(3,658,761)	(4,104,822)	(2,647,443)

Net transfers to separate accounts	540,694	1,587,007	2,277,053
Miscellaneous reconciling adjustments	(11,259)	(4,523)	5,837

Net transfers as reported in the statement of operations of the life, accident and health annual statement	$529,435	$1,582,484	$2,282,890

A reclassification was made to the amounts previously reported to the Insurance Division, Department of Commerce, State of Iowa in the 2007 Annual Statement, to move $84,389 from net transfers to separate accounts to reserve adjustments on reinsurance ceded within the statement of operations, which also affected the reconciliation of net transfers to or from separate accounts as reflected in the notes to financials. This reclassification had no impact on net income.

At December 31, 2008 and 2007, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2008
Minimum guaranteed death benefit	$16,439,840	$2,330,543	$1,745,559
Minimum guaranteed income benefit	4,834,470	914,995	891,198
Guaranteed premium accumulation fund	59,060	7,972	—
Minimum guaranteed withdrawal benefit	2,608,124	74,296	33,075

December 31, 2007
Minimum guaranteed death benefit	$25,527,766	$699,108	$280,454
Minimum guaranteed income benefit	9,405,399	358,605	129,982
Guaranteed premium accumulation fund	53,508	8,212	–
Minimum guaranteed withdrawal benefit	3,483,468	36,448	(10,328)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1,000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2008 and 2007, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2008
Life and annuity:
Ordinary first-year business	$12,419	$245	$12,174
Ordinary renewal business	456,433	11,370	445,063
Group life direct business	16,298	2,786	13,512
Credit life business	(12,784)	—	(12,784)
Reinsurance ceded	(257,749)	—	(257,749)

	214,617	14,401	200,216
Accident and health	(32,632)		(32,632)

	$181,985	$14,401	$167,584

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2007
Life and annuity:
Ordinary first-year business	$20,302	$914	$19,388
Ordinary renewal business	502,264	14,452	487,812
Group life direct business	32,846	2,164	30,682
Credit life business	(4,231)	—	(4,231)
Reinsurance ceded	(201,648)	—	(201,648)

	349,533	17,530	332,003
Accident and health	(39,825)	—	(39,825)

	$309,708	$17,530	$292,178

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. At December 31, 2008 and 2007, the Company had insurance in force aggregating $393,200,350 and $339,597,764, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $688,913 and $834,812 to cover these deficiencies at December 31, 2008 and 2007, respectively.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2009, without the prior approval of insurance regulatory authorities, is $454,652.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus (continued)

On December 31, 2008, the Company received a contribution of $9,300 from its parent company in the form of 1,000 shares of TPIC. Prior to the merger of LIICA into the Company, LIICA received a capital contribution from its parent, AEGON of $408,438 on June 2, 2008. On June 3, 2008, LIICA repurchased 504,033 of its Series A preferred shares for $392,000 from AEGON. Net impact to gross paid-in and contributed surplus for the Company was $16,438. The Company received a capital contribution of $481,500 from its parent company, TIHI, on December 30, 2008.

The Company paid a common stock dividend of $268,580 to its common stock shareholder, TIHI, on December 29, 2008.

The Company paid preferred stock dividends of $18,750 and $12,670 to its preferred stock shareholders, AEGON and Transamerica, respectively, on December 29, 2008. Prior to its merger with the Company, in conjunction with the redemption of its 504,033 shares of its Series A preferred stock, LIICA paid a dividend of $16,438 to its preferred stock shareholder, AEGON, on June 3, 2008.

On September 26, 2007 LIICA paid $400,000 to its parent company, AEGON. This payment consisted of a return of additional paid-in capital of $270,000, an ordinary common stock dividend of $94,400 and an extraordinary dividend of $35,600. No dividends were paid in 2006. LIICA received capital contributions of $145,000 from AEGON in 2006. LIICA did not receive any capital contributions from AEGON in 2007.

On December 19, 2007, TOLIC paid a $50,627 dividend to its preferred shareholder, Transamerica and a $149,373 dividend to its common shareholder as of that date, Transamerica Service Company. On December 13, 2006, TOLIC paid a $54,068 dividend to its preferred shareholder as of that date, Scottish Equitable Finance Limited.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus (continued)

On December 26, 2006, the Company repurchased its 42,500 shares of non-voting Series A preferred shares for $58,000, which is reflected as treasury stock as of December 31, 2006. On December 19, 2007, the Company repurchased 57,340 shares of its Series B preferred shares for $573,400. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A preferred shares is $1,365 per share and Series B preferred shares is $10 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred shares. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2007 and 2006, cumulative unpaid dividends relating to the preferred shares were $26,477 and $50,391, respectively.

The Company paid a preferred stock dividend of $51,600 to its Series B preferred stock shareholder, AEGON, on December 19, 2007. The Company paid a preferred stock dividend of $42,588 to its Series A and Series B preferred shareholder, AEGON, on December 26, 2006. On October 23, 2006, the Company paid a preferred stock dividend to AEGON through a transfer of a non-affiliated investment in common stock with a fair value of $27,215. The Company did not pay a common stock dividend to its parent company during 2007 or 2006.

On December 27, 2006, LIICA made an investment of $80,000 for the formation of LIICA Re II, a Vermont-domiciled pure captive subsidiary. LIICA also made a $172,000 capital contribution to LIICA Holdings, LLC on December 27, 2006 and received a return of capital on September 26, 2007 in the amount of $37,000 from LIICA Holdings, LLC.

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2008, the Company meets the RBC requirements.

On September 30, 2002, LIICA received $150,000 from AEGON in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus (continued)

On December 19, 2006, based on approval from the Insurance Division, Department of Commerce, of the State of Iowa, the Company redeemed the two surplus notes totaling $575,000 it held with AEGON and TOLIC redeemed the surplus note it held with Transamerica.

Additional information related to the outstanding surplus notes at December 31, 2008 and 2007 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2008	$150,000	$11,250	$56,250	$—
2007	$150,000	$9,000	$45,000	$2,250

10. Securities Lending

The Company participates in two agent-managed securities lending programs. Under the first program, the Company receives collateral equal to 102% of the fair market value of the loaned domestic securities, respectively, as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.

At December 31, 2008 and 2007, respectively, securities in the amount of $1,875,768 and $2,028,968 were on loan under securities lending agreements as a part of this program. At December 31, 2008, the collateral the Company received from securities lending activities was in the form of cash and on open terms. Also at December 31, 2008, cash collateral reinvested had a fair value of $1,904,642. At December 31, 2008, Separate Accounts have securities in the amount of $2,970 on loan under these security lending agreements.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

10. Securities Lending (continued)

Under the second program, the Company receives collateral equal to 102% or 105% of the fair market value of the loaned securities as of the transaction date for domestic or international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. This additional collateral, along with the collateral already held in connection with the lending transaction, must then be at least equal to 102% or 105% of the fair value of the loaned domestic or international securities, respectively. Except for the notional amount of $54,015 and $54,132 as of December 31, 2008 and 2007, respectively, the program requirements restrict the collateral from rehypothecation by any party involved in the transaction and has minimum limitations related to credit worthiness, duration and borrower levels. This program matured on January 13, 2009 and no future transactions are planned.

At December 31, 2008 and 2007, respectively, securities in the amount of $55,475 and $68,642 were on loan under securities lending agreements as part of this program. Liabilities are recorded with respect to the cash collateral received in connection with the securities on loan when it is available for the general use of the Company. Liabilities were recorded in the amount of $54,033 and $76,851 at December 31, 2008 and 2007, respectively. The fair value of the reinvested collateral was $58,790 as of December 31, 2008.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $16,434, $14,347 and $12,303 for the years ended December 31, 2008, 2007 and 2006, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $9,795, $8,791 and $7,867, for the years ended December 31, 2008, 2007 and 2006, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2008, 2007 and 2006 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $1,382, $1,204 and $886 related to these plans for the years ended December 31, 2008, 2007 and 2006, respectively.

12. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between AEGON companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The Company received $19,737 during 2008, and paid $18,688 and $51,535 in 2007 and 2006, respectively, for these services, which approximates their costs to the affiliates. During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $44,122, $49,346 and $43,080 for these services during 2008, 2007 and 2006, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions (continued)

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $74,156, $44,791 and $35,075 for the years ended December 31, 2008, 2007 and 2006, respectively.

At December 31, 2008, the Company reported a net amount of payables to affiliates of $27,385. At December 31, 2007, the Company reported a net amount of receivables from affiliates of $23,646. The December 31, 2007 balance excludes $83,300 of short-term intercompany notes payable. Terms of settlement require that these amounts be settled within 90 days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate.

At December 31, 2008, the Company had short-term notes receivable as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
Garnet	$58,583	January 16, 2009	1.74%
Transamerica Corporation	293,800	August 21, 2009	2.44
AEGON	79,000	October 7, 2009	5.95
AEGON	166,000	October 8, 2009	5.95
AEGON	159,600	October 9, 2009	5.95
AEGON	69,800	October 15, 2009	5.95
AEGON	20,000	October 20, 2009	5.95
AEGON	91,000	October 21, 2009	5.95
AEGON	36,900	October 22, 2009	5.95
AEGON	19,500	October 23, 2009	5.95
AEGON	41,200	October 27, 2009	5.95
AEGON	55,100	October 28, 2009	5.95
AEGON	52,200	October 31, 2009	5.95
Transamerica Corporation	55,000	November 20, 2009	2.70
AEGON	89,800	December 15, 2009	1.74
AEGON	28,200	December 16, 2009	1.74
AEGON	38,800	December 17, 2009	1.74
AEGON	45,900	December 24, 2009	1.74
AEGON	63,300	December 26, 2009	1.74
AEGON	547,100	December 30, 2009	1.74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions (continued)

At December 31, 2007, the Company had nine short-term notes receivable from the following companies: two notes from Transamerica in the amounts of $314,800 and $56,300 which were due on or before August 28, 2008 and November 28, 2008, respectively; three notes from TIRe in the amounts of $29,700, $8,900 and $100 which were due by December 10, 2008, December 10, 2008 and December 23, 2008, respectively; three notes from AEGON USA Inc., in the amounts of $595,600, $295,000 and $10,600 which were all due on or before December 27, 2008; and one note from MLIC in the amount of $24,300 which was due on or before December 27, 2008. These notes are reported as short-term investments. The Company had two short-term notes payable to MLIC for $26,300 and $47,100 outstanding at December 31, 2007. These notes were due by October 22, 2008 and October 23, 2008, respectively, and bear interest at 5.05%. The Company also had one short-term note payable to Stonebridge Life Insurance Company for $9,900 outstanding at December 31, 2007. This note was due by December 30, 2008 and bears interest at 4.75%. All of these notes described above were repaid prior to their due date.

At December 31, 2007, the Company had three notes payable to Commonwealth General Corporation of $10 each, bearing interest at 6% and due on December 31, 2030. All three notes were repaid during 2008.

During 2008, 2007 and 2006, the Company paid net interest of $3,221, $2,394 and $10,254, respectively, to affiliates.

During 1998, the Company issued life insurance policies to an affiliated company, covering the lives of certain employees of that affiliate. Aggregate reserves for policies and contracts related to these policies are $274,086 and $129,948 at December 31, 2008 and 2007, respectively.

13. Commitments and Contingencies

At December 31, 2008 and 2007, the Company has mortgage loan commitments of $149,216 and $366,957, respectively. The Company has contingent commitments for $768,083 and $1,076,309 as of December 31, 2008 and 2007, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $13,387 and $41,780, respectively.

The Company has no private placement commitments outstanding at December 31, 2008. At December 31, 2007, the Company had private placement commitments outstanding of $148,318.

The Company had no securities being acquired (sold) on a “to be announced” (TBA) basis at December 31, 2008. At December 31, 2007, the net amount of securities being acquired (sold) on a TBA basis was $39,101.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company pledged assets as collateral for derivative transactions in the amount of $753,973 and $168,432 at December 31, 2008 and 2007, respectively. In conjunction with derivative transactions, cash in the amount of $1,263,351 and $442,397 and securities in the amount of $577,838 and $42,493 were posted to the Company as of December 31, 2008 and 2007, respectively, which were not included in the financial statements of the Company.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2008 and 2007, the Company has pledged invested assets with a carrying amount of $277,412 and $164,281, respectively, and fair value of $252,447 and $160,861, respectively, in conjunction with these transactions.

The Company had outstanding funding agreements totaling $5,453,131 and $3,531,439 at December 31, 2008 and 2007, respectively, to the Federal Home Loan Bank (FHLB), and the funds received are reported as deposit-type liabilities per SSAP 52, Deposit-Type Contracts. Total reserves are equal to the funding agreements balance. These funding agreements are used for investment spread management purposes and are subject to the same asset/liability management practices as other deposit-type business. All of the funding agreements issued to FHLB are classified in the general account as it is a general obligation of the Company. Collateral is required by FHLB to support repayment of the funding agreements. The amount of pledged collateral at December 31, 2008 and 2007 was $6,275,565 and $4,238,825, respectively. In addition, FHLB requires their common stock to be purchased. The Company owns $252,525 and $176,863 of FHLB common stock at December 31, 2008 and 2007, respectively. The FHLB has set funding capacity limits on the Company which are significantly higher than the current funding agreement level; however, the FHLB is under no obligation to extend additional capacity. Assets in the amount of $10,130,636 and $4,365,740 as of December 31, 2008 and 2007, respectively, were pledged as collateral in conjunction with funding agreements associated with the FHLB.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $4,379,983 and $5,485,324 as of December 31, 2008 and 2007, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates of $44,753 and $550 at December 31, 2008 and 2007, respectively.

The Company has guaranteed that TFLIC, an affiliate, will maintain capital and surplus amounts in excess of the statutory minimum requirements of $3,000. At December 31, 2008, TFLIC had capital and surplus of $806,474. The Company has recorded no liability for this guarantee.

The Company has provided a guarantee for the performance of an affiliated noninsurance entity that was involved in guaranteed sales of investments in LIHTC partnerships. These partnerships are partially or majority owned by a noninsurance subsidiary of the Company for which a third party is the primary investor. The balance of the investor’s capital account covered by this transaction is $13,848 as of December 31, 2008. The nature of the obligation is to provide the investor with a minimum guaranteed annual and cumulative return on their contributed capital. The Company is not at risk for changes in tax law or the investor’s inability to fully utilize tax benefits. Accordingly, the Company believes the likelihood of having to make material payments under the guarantee is remote.

As of December 31, 2008, the Company had entered into a credit enhancement and a standby liquidity asset purchase agreement on a municipal variable rate demand note facility with commitment amounts of $7,220 for which it was paid a fee. This variable rate demand note facility was drawn upon in 2008 and the Company purchased municipal bonds that have a value of approximately $7,300 as of December 31, 2008. The Company believes that these bonds will be either re-marketed or redeemed in the future.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

At December 31, 2008 and 2007, the Company had entered into multiple agreements with commitment amounts of $123,075 and $665,013, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. A draw was made under one of these liquidity facilities in January 2008 for approximately $1,900, which will be repaid in full with interest. The Company believes the chance of additional draws under these agreements is minimal. Any advances that would be made under these agreements would be repaid with interest.

The Company serves as guarantor for an affiliate’s guaranties of the principal value of loans made to entities which invest in certain investment funds. There was no notional amount associated with these guarantees as of December 31, 2008. The investment funds’ assets are restricted based on established investment guidelines and are required, upon a decline in value below a formula based threshold, to either replace the assets with fixed income instruments or sell assets and pay down the loan in order to minimize the guarantor’s principal protection liability. There are no expected payments associated with these guarantees.

The Company has also provided a guarantee for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

The Company is a party to legal proceedings involving a variety of issues incidental to its business including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $28,404 and $14,657 at December 31, 2008 and 2007, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $1,720, $1,645 and $1,879, for the years ended December 31, 2008, 2007 and 2006, respectively.

14. Leases

The Company leases office buildings under various noncancelable operating lease agreements. At December 31, 2008, the future minimum aggregate rental commitments are as follows:

Year	Amount
2009	$16,166
2010	14,581
2011	13,786
2012	11,980
2013	11,411
Thereafter	35,637

The Company, both on its own and through its holdings in Transamerica Realty Investment Properties, LLC, and Transamerica Pyramid Properties, LLC and REAP 4MR, LLC, owns buildings that are rented out to others. Future minimum lease payment receivables under noncancelable leasing arrangements as of December 31, 2008 are as follows:

Year	Amount
2009	$42,233
2010	36,829
2011	31,021
2012	21,973
2013	18,779
Thereafter	17,890

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2006, the Company sold $14,391 of agent balances without recourse to an affiliated company. Subsequent to July 1, 2006, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company. The Company did not realize a gain or loss as a result of the sale. As of July 1, 2006, the Company no longer sells agent debit balances and as a result retains such balances as nonadmitted receivables. Receivables in the amount of $40,517 and $45,398 were nonadmitted as of December 31, 2008 and 2007, respectively.

The Company has recorded liabilities of $365,846 and $397,703 for municipal reverse repurchase agreements as of December 31, 2008 and 2007, respectively. The reverse repurchase agreements are collateralized by securities with book values of $411,595 and $431,491 as of December 31, 2008 and 2007, respectively. These securities have maturity dates that range from 2009 to 2032 and have a weighted average interest rate of 6.15%.

At December 31, 2008 and 2007, the Company did not participate in dollar reverse repurchase agreements. The Company has no outstanding liability for borrowed money due to participation in dollar reverse repurchase agreements at December 31, 2008 or 2007.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2008 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/ (Loss)
Bonds:
NAIC 3	1	$25	$22	$(3)
NAIC 5	1	570	573	10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

16. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the Insurance Division, Department of Commerce, of the State of Iowa in the 2008 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2008
Balance Sheet:
Assets as reported in the Company’s Annual Statement	$103,871,552
Reduce current federal income tax recoverable	(93,046)
Increase admissible deferred income tax asset	4,647

Assets as reported in the accompanying audited statutory-basis balance sheet	$103,783,153

Liabilities as reported in the Company’s Annual Statement	$98,944,678
Adjust current federal income tax payable	—

Liabilities as reported in the accompanying audited statutory-basis balance sheet	$98,944,678

Capital and surplus as reported in the Company’s Annual Statement	$4,926,874
Reduce federal income tax benefit	(93,046)
Increase admissible deferred income tax asset	4,647

Total capital and surplus as reported in the accompanying audited statutory-basis balance sheet	$4,838,475

Statement of Operations:
Statutory net loss as reported in the Company’s Annual
Statement of Operations:	$(528,468)
Reduce federal income tax benefit	(93,046)

Total statutory net income (loss) per financial statements	$(621,514)

The 2008 Annual Statement did not include the appropriate tax effect on the mark to market income on a derivative as of December 31, 2008. There were no reconciling items at December 31, 2007 for the year then ended.

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2008

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$2,398,377	$2,611,369	$2,398,377
States, municipalities and political subdivisions	2,089,361	2,121,967	2,089,361
Foreign governments	820,993	749,141	820,993
Public utilities	3,335,878	3,152,028	3,335,878
All other corporate bonds	42,546,263	34,904,394	42,546,263
Preferred stocks	1,817,213	1,044,049	1,817,213

Total fixed maturities	53,008,085	44,582,948	53,008,085

Equity securities
Common stocks:
Public utilities	985	985	985
Banks, trust and insurance	252,756	252,874	252,874
Industrial, miscellaneous and all other	93,643	86,871	86,871

Total equity securities	347,384	340,730	340,730

Mortgage loans on real estate	10,795,426		10,795,426
Real estate	153,441		153,441
Policy loans	732,588		732,588
Other long-term investments	1,681,347		1,462,223
Cash, cash equivalents and short-term investments	1,428,385		1,428,385

Total investments	$68,146,656		$67,920,878

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2008
Individual life	$14,091,409	$—	$235,047	$1,945,161	$1,004,966	$1,663,810	$4,643,168
Individual health	2,663,242	133,884	125,768	501,707	189,216	425,976	183,144
Group life and health	1,416,556	17,766	108,339	370,647	102,526	300,950	178,562
Annuity	23,412,004	—	15,183	4,700,329	2,590,142	5,947,854	9,408,003

	$41,583,211	$151,650	$484,337	$7,517,844	$3,886,850	$8,338,590	$14,412,877

Year ended December 31, 2007
Individual life	$14,160,258	$—	$291,960	$1,784,003	$974,451	$1,713,938	$3,010,914
Individual health	2,515,584	173,739	98,016	515,841	168,242	514,090	229,418
Group life and health	1,411,134	17,552	126,828	378,440	95,968	341,496	229,655
Annuity	26,856,767	—	13,440	5,598,533	2,973,662	7,349,370	1,825,963

	$44,943,743	$191,291	$530,244	$8,276,817	$4,212,323	$9,918,894	$5,295,950

Year ended December 31, 2006
Individual life	$14,023,333	$—	$258,262	$1,753,704	$926,193	$2,662,506	$3,132,589
Individual health	2,233,390	174,278	146,127	520,756	143,355	545,819	208,720
Group life and health	1,346,086	18,439	114,387	370,490	87,486	316,330	158,821
Annuity	31,243,597	—	11,137	4,891,121	3,122,820	6,260,196	880,869

	$48,846,406	$192,717	$529,913	$7,536,071	$4,279,854	$9,784,851	$4,380,999

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2008
Life insurance in force	$443,518,542	$837,623,161	$634,967,537	$240,862,918	264%

Premiums:
Individual life	2,471,167	2,071,576	1,545,571	1,945,162	79%
Individual health	573,587	205,331	133,450	501,706	27%
Group life and health	422,904	83,809	31,552	370,647	9%
Annuity	9,841,785	5,242,316	100,860	4,700,329	2%

	$13,309,443	$7,603,032	$1,811,433	$7,517,844	24%

Year ended December 31, 2007
Life insurance in force	$462,923,158	$743,762,690	$569,426,330	$288,586,798	197%

Premiums:
Individual life	$3,996,462	$3,597,084	$1,384,624	$1,784,002	78%
Individual health	592,260	215,035	138,616	515,841	27%
Group life and health	456,124	142,726	65,043	378,441	17%
Annuity	6,432,725	1,241,063	406,871	5,598,533	7%

	$11,477,571	$5,195,908	$1,995,154	$8,276,817	24%

Year ended December 31, 2006
Life insurance in force	$464,208,866	$654,906,658	$472,895,448	$282,197,656	168%

Premiums:
Individual life	$4,048,832	$3,084,932	$789,804	$1,753,704	45%
Individual health	593,920	188,276	115,112	520,756	22%
Group life and health	466,422	150,289	54,357	370,490	15%
Annuity	5,336,017	1,101,616	656,720	4,891,121	13%

	$10,445,191	$4,525,113	$1,615,993	$7,536,071	21%

FINANCIAL STATEMENTS

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Year Ended December 31, 2008

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Financial Statements

Year Ended December 31, 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Dreyfus/Transamerica Triple Advantage Variable Annuity

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-2L of Transamerica Life Insurance Company (comprised of the Money Market, Appreciation, Growth and Income, International Equity, International Value, Quality Bond, Developing Leaders, Dreyfus Stock Index, The Dreyfus Socially Responsible Growth, Core Value, MidCap Stock, Technology Growth, and Transamerica Equity subaccounts), at December 31, 2008, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Separate Account VA-2L of Transamerica Life Insurance Company at December 31, 2008, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 25, 2009

1

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Money Market Subaccount	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	151,450,617.610	1,792,452.811	2,132,900.416	1,082,926.515

Cost	$151,450,618	$66,071,594	$47,127,069	$17,515,600

Number of shares - Service	—	693,368.551	673,912.246	314,339.200

Cost	—	$22,727,374	$13,346,316	$6,169,660

Investments in mutual funds, Level 1 quoted prices at net asset value	$151,450,618	$71,665,714	$37,253,144	$17,805,708
Receivable for units sold	—	14	—	—

Total assets	151,450,618	71,665,728	37,253,144	17,805,708

Liabilities
Payable for units redeemed	326	—	—	—

	$151,450,292	$71,665,728	$37,253,144	$17,805,708

Net Assets:
Deferred annuity contracts terminable by owners	$151,450,292	$71,665,728	$37,253,144	$17,805,708

Total net assets	$151,450,292	$71,665,728	$37,253,144	$17,805,708

See accompanying notes.

2

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Money Market Subaccount	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	2,710,390	—	—	—

M&E - 1.40%	98,490,664	1,722,711	1,352,960	736,893

M&E - 1.45%	4,655,205	—	—	—

M&E - 1.50%	18,914	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	157,175	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	9,328	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$1.084873	$—	$—	$—

M&E - 1.40%	$1.455100	$30.049175	$20.919753	$18.737202

M&E - 1.45%	$1.074234	$—	$—	$—

M&E - 1.50%	$1.073928	$—	$—	$—

M&E - 1.65%	$1.061361	$—	$—	$—

M&E - 1.70%	$1.058170	$—	$—	$—

M&E - 1.80%	$1.051803	$—	$—	$—

M&E - 1.85%	$1.048619	$—	$—	$—

M&E - 1.90%	$1.050259	$—	$—	$—

M&E - 2.10%	$1.038604	$—	$—	$—

M&E - 2.30%	$1.027131	$—	$—	$—

M&E - 2.50%	$1.015837	$—	$—	$—

See accompanying notes.

3

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Money Market Subaccount	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	—	2,167,202	570,086	175,403

M&E - 1.40%	—	528,807	384,508	176,051

M&E - 1.45%	—	2,535,891	831,736	431,089

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	141,815	—	9,488

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	21,074	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	—	$0.891412	$0.742957	$1.247347

M&E - 1.40%	—	$29.433395	$20.582516	$18.362436

M&E - 1.45%	—	$0.882662	$0.735653	$1.235067

M&E - 1.65%	—	$1.023622	$0.927916	$1.537718

M&E - 1.70%	—	$1.020513	$0.925115	$1.533068

M&E - 1.80%	—	$1.014361	$0.919553	$1.523853

M&E - 1.85%	—	$1.011334	$0.916776	$1.519240

M&E - 1.50%	—	$1.032574	$0.906084	$1.491328

M&E - 1.90%	—	$1.009766	$0.886096	$1.458389

M&E - 2.10%	—	$0.998590	$0.876295	$1.442269

M&E - 2.30%	—	$0.987577	$0.866624	$1.426325

M&E - 2.50%	—	$0.976695	$0.857056	$1.410603

See accompanying notes.

4

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	International Value Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount	Dreyfus Stock Index Subaccount
Assets
Investment in securities:
Number of shares - Initial	971,734.203	3,248,240.614	1,162,596.566	1,831,431.941

Cost	$15,630,468	$36,654,910	$42,589,763	$59,495,667

Number of shares - Service	600,183.294	2,482,272.353	180,225.489	726,779.311

Cost	$9,808,588	$27,929,113	$6,584,147	$19,889,650

Investments in mutual funds, Level 1 quoted prices at net asset value	$13,805,151	$57,836,196	$25,483,793	$58,802,230
Receivable for units sold	6	6	—	—

Total assets	13,805,157	57,836,202	25,483,793	58,802,230

Liabilities
Payable for units redeemed	—	—	2	372

	$13,805,157	$57,836,202	$25,483,791	$58,801,858

Net Assets:
Deferred annuity contracts terminable by owners	$13,805,157	$57,836,202	$25,483,791	$58,801,858

Total net assets	$13,805,157	$57,836,202	$25,483,791	$58,801,858

See accompanying notes.

5

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	International Value Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount	Dreyfus Stock Index Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	606,564	1,614,735	416,441	1,284,940

M&E - 1.45%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$14.081857	$20.337536	$53.071075	$32.753237

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.70%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 2.10%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

M&E - 2.50%	$—	$—	$—	$—

See accompanying notes.

6

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	International Value Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount	Dreyfus Stock Index Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	406,687	3,283,677	385,410	2,266,979

M&E - 1.40%	299,834	918,222	53,460	419,016

M&E - 1.45%	588,905	2,810,198	594,959	1,621,793

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	10,981	19,373	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	15,236	—	10,629

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	30,452	14,862	22,594

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.075498	$1.094832	$0.609812	$0.838028

M&E - 1.40%	$13.956824	$19.918508	$51.948583	$32.071532

M&E - 1.45%	$1.064934	$1.084087	$0.603818	$0.829791

M&E - 1.65%	$1.318722	$1.048038	$0.822861	$1.018036

M&E - 1.70%	$1.314754	$1.044876	$0.820374	$1.014971

M&E - 1.80%	$1.306827	$1.038599	$0.815457	$1.008832

M&E - 1.85%	$1.302895	$1.035471	$0.812987	$1.005793

M&E - 1.50%	$1.363187	$1.011027	$0.792957	$0.982625

M&E - 1.90%	$1.333124	$0.988707	$0.775446	$0.960971

M&E - 2.10%	$1.318349	$0.977778	$0.766852	$0.950335

M&E - 2.30%	$1.303790	$0.966965	$0.758381	$0.939835

M&E - 2.50%	$1.289430	$0.956306	$0.750021	$0.929474

See accompanying notes.

7

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	The Dreyfus Socially Responsible Growth Subaccount	Core Value Subaccount	MidCap Stock Subaccount	Technology Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	548,733.123	1,225,572.812	1,244,856.128	1,399,649.581

Cost	$18,491,028	$21,993,229	$19,635,354	$13,062,575

Number of shares - Service	116,160.814	1,649,278.361	1,022,671.598	338,838.425

Cost	$2,565,064	$30,346,826	$15,895,453	$2,884,095

Investments in mutual funds, Level 1 quoted prices at net asset value	$13,187,370	$29,487,955	$17,769,413	$11,030,120
Receivable for units sold	1	—	—	—

Total assets	13,187,371	29,487,955	17,769,413	11,030,120

Liabilities
Payable for units redeemed	—	16	—	3

	$13,187,371	$29,487,939	$17,769,413	$11,030,117

Net Assets:
Deferred annuity contracts terminable by owners	$13,187,371	$29,487,939	$17,769,413	$11,030,117

Total net assets	$13,187,371	$29,487,939	$17,769,413	$11,030,117

See accompanying notes.

8

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	The Dreyfus Socially Responsible Growth Subaccount	Core Value Subaccount	MidCap Stock Subaccount	Technology Growth Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	535,988	1,273,607	1,069,977	2,004,359

M&E - 1.45%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$20.332233	$9.853790	$9.133016	$4.448190

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.70%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 2.10%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

M&E - 2.50%	$—	$—	$—	$—

See accompanying notes.

9

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	The Dreyfus Socially Responsible Growth Subaccount	Core Value Subaccount	MidCap Stock Subaccount	Technology Growth Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	156,393	1,344,338	771,042	121,821

M&E - 1.40%	103,531	1,376,462	703,687	402,817

M&E - 1.45%	154,432	2,636,864	1,269,796	370,472

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	37,405	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	12,346

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$0.735914	$0.884328	$0.791082	$0.712882

M&E - 1.40%	$19.915761	$9.764400	$9.032163	$4.357392

M&E - 1.45%	$0.728667	$0.875632	$0.783316	$0.705872

M&E - 1.65%	$0.941703	$1.093462	$0.994724	$0.997021

M&E - 1.70%	$0.938838	$1.090166	$0.991702	$0.994020

M&E - 1.80%	$0.933196	$1.083601	$0.985744	$0.988039

M&E - 1.85%	$0.930400	$1.080340	$0.982793	$0.985063

M&E - 1.50%	$0.930379	$1.073519	$0.945957	$0.901642

M&E - 1.90%	$0.909843	$1.049823	$0.925061	$0.881738

M&E - 2.10%	$0.899783	$1.038182	$0.914827	$0.871977

M&E - 2.30%	$0.889840	$1.026749	$0.904731	$0.862326

M&E - 2.50%	$0.880023	$1.015423	$0.894755	$0.852831

See accompanying notes.

10

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	655,208.756

Cost	$13,423,020

Number of shares - Service	—

Cost	—

Investments in mutual funds, Level 1 quoted prices at net asset value	$9,815,027
Receivable for units sold	394

Total assets	9,815,421

Liabilities
Payable for units redeemed	—

$9,815,421

Net Assets:
Deferred annuity contracts terminable by owners	$9,815,421

Total net assets	$9,815,421

See accompanying notes.

11

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

Transamerica Equity Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	47,291

M&E - 1.40%	1,016,377

M&E - 1.45%	108,045

M&E - 1.50%	—

M&E - 1.65%	—

M&E - 1.70%	—

M&E - 1.80%	—

M&E - 1.85%	—

M&E - 1.90%	—

M&E - 2.10%	—

M&E - 2.30%	—

M&E - 2.50%	—

Accumulation unit value - Initial:
M&E - 1.30%	$0.942915

M&E - 1.40%	$9.514146

M&E - 1.45%	$0.933628

M&E - 1.50%	$1.037642

M&E - 1.65%	$1.117599

M&E - 1.70%	$1.114246

M&E - 1.80%	$1.107532

M&E - 1.85%	$1.104201

M&E - 1.90%	$1.014732

M&E - 2.10%	$1.003507

M&E - 2.30%	$0.992414

M&E - 2.50%	$0.981483

See accompanying notes.

12

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

Transamerica Equity Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	—

M&E - 1.40%	—

M&E - 1.45%	—

M&E - 1.65%	—

M&E - 1.70%	—

M&E - 1.80%	—

M&E - 1.85%	—

M&E - 1.50%	—

M&E - 1.90%	—

M&E - 2.10%	—

M&E - 2.30%	—

M&E - 2.50%	—

Accumulation unit value - Service:
M&E - 1.30%	—

M&E - 1.40%	—

M&E - 1.45%	—

M&E - 1.65%	—

M&E - 1.70%	—

M&E - 1.80%	—

M&E - 1.85%	—

M&E - 1.50%	—

M&E - 1.90%	—

M&E - 2.10%	—

M&E - 2.30%	—

M&E - 2.50%	—

See accompanying notes.

13

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	Money Market Subaccount	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount
Net investment income (loss)
Income:
Dividends	$4,415,887	$2,023,020	$330,336	$517,628
Expenses:
Administrative, mortality and expense risk charges	2,402,949	1,418,962	802,247	410,035

Net investment income (loss)	2,012,938	604,058	(471,911)	107,593

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	7,861,717	7,508,321	984,501
Proceeds from sales	49,503,903	24,271,983	14,029,729	10,046,479
Cost of investments sold	49,503,903	21,075,472	15,844,553	6,206,375

Net realized capital gains (losses) on investments	—	11,058,228	5,693,497	4,824,605

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	29,875,191	10,651,256	14,442,344
End of period	—	(17,133,254)	(23,220,241)	(5,879,552)

Net change in unrealized appreciation/depreciation of investments	—	(47,008,445)	(33,871,497)	(20,321,896)

Net realized and unrealized capital gains (losses) on investments	—	(35,950,217)	(28,178,000)	(15,497,291)

Increase (decrease) in net assets from operations	$2,012,938	$(35,346,159)	$(28,649,911)	$(15,389,698)

See accompanying notes.

14

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	International Value Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount	Dreyfus Stock Index Subaccount
Net investment income (loss)
Income:
Dividends	$521,285	$3,210,551	$333,931	$1,755,741
Expenses:
Administrative, mortality and expense risk charges	290,596	930,248	530,714	1,249,672

Net investment income (loss)	230,689	2,280,303	(196,783)	506,069

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,172,975	—	2,108,457	—
Proceeds from sales	6,482,042	17,156,744	7,654,009	23,262,053
Cost of investments sold	7,672,430	18,621,779	10,583,387	24,915,322

Net realized capital gains (losses) on investments	2,982,587	(1,465,035)	(820,921)	(1,653,269)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,445,072	(2,067,527)	(7,695,676)	18,489,560
End of period	(11,633,905)	(6,747,827)	(23,690,117)	(20,583,087)

Net change in unrealized appreciation/depreciation of investments	(13,078,977)	(4,680,300)	(15,994,441)	(39,072,647)

Net realized and unrealized capital gains (losses) on investments	(10,096,390)	(6,145,335)	(16,815,362)	(40,725,916)

Increase (decrease) in net assets from operations	$(9,865,701)	$(3,865,032)	$(17,012,145)	$(40,219,847)

See accompanying notes.

15

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2008

	The Dreyfus Socially Responsible Growth Subaccount	Core Value Subaccount	MidCap Stock Subaccount	Technology Growth Subaccount
Net investment income (loss)
Income:
Dividends	$138,022	$987,217	$253,521	$—
Expenses:
Administrative, mortality and expense risk charges	266,979	615,024	398,394	232,285

Net investment income (loss)	(128,957)	372,193	(144,873)	(232,285)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	5,630,205	4,492,944	—
Proceeds from sales	4,784,814	12,115,072	7,709,832	3,574,047
Cost of investments sold	6,238,464	16,708,936	8,560,445	5,433,237

Net realized capital gains (losses) on investments	(1,453,650)	1,036,341	3,642,331	(1,859,190)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,614,432)	(2,410,152)	(872,368)	1,659,309
End of period	(7,868,722)	(22,852,100)	(17,761,394)	(4,916,550)

Net change in unrealized appreciation/depreciation of investments	(6,254,290)	(20,441,948)	(16,889,026)	(6,575,859)

Net realized and unrealized capital gains (losses) on investments	(7,707,940)	(19,405,607)	(13,246,695)	(8,435,049)

Increase (decrease) in net assets from operations	$(7,836,897)	$(19,033,414)	$(13,391,568)	$(8,667,334)

See accompanying notes.

16

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2008

Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$35,329
Expenses:
Administrative, mortality and expense risk charges	220,813

Net investment income (loss)	(185,484)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	597,275
Proceeds from sales	4,381,422
Cost of investments sold	3,404,140

Net realized capital gains (losses) on investments	1,574,557

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	7,021,722
End of period	(3,607,993)

Net change in unrealized appreciation/depreciation of investments	(10,629,715)

Net realized and unrealized capital gains (losses) on investments	(9,055,158)

Increase (decrease) in net assets from operations	$(9,240,642)

See accompanying notes.

17

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007

	Money Market Subaccount		Appreciation Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$2,012,938	$5,318,308	$604,058	$235,386
Net realized capital gains (losses) on investments	—	—	11,058,228	9,230,327
Net change in unrealized appreciation/ depreciation of investments	—	—	(47,008,445)	(1,520,317)

Increase (decrease) in net assets from operations	2,012,938	5,318,308	(35,346,159)	7,945,396

Contract transactions
Net contract purchase payments	151,497	312,534	47,303	320,105
Transfer payments from (to) other subaccounts or general account	4,889,763	202,308,145	(3,355,740)	303,465
Contract terminations, withdrawals, and other deductions	(46,268,781)	(63,952,985)	(18,556,240)	(30,338,474)
Contract maintenance charges	(137,006)	(114,022)	(77,981)	(89,910)

Increase (decrease) in net assets from contract transactions	(41,364,527)	138,553,672	(21,942,658)	(29,804,814)

Net increase (decrease) in net assets	(39,351,589)	143,871,980	(57,288,817)	(21,859,418)

Net assets:
Beginning of the period	190,801,881	46,929,901	128,954,545	150,813,963

End of the period	$151,450,292	$190,801,881	$71,665,728	$128,954,545

See accompanying notes.

18

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007

	Growth and Income Subaccount		International Equity Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(471,911)	$(566,317)	$107,593	$63,576
Net realized capital gains (losses) on investments	5,693,497	6,513,253	4,824,605	3,849,658
Net change in unrealized appreciation/ depreciation of investments	(33,871,497)	(354,489)	(20,321,896)	1,515,071

Increase (decrease) in net assets from operations	(28,649,911)	5,592,447	(15,389,698)	5,428,305

Contract transactions
Net contract purchase payments	35,448	206,235	5,174	67,643
Transfer payments from (to) other subaccounts or general account	(1,098,522)	5,767,025	(459,236)	7,510,917
Contract terminations, withdrawals, and other deductions	(10,917,062)	(18,350,685)	(6,113,205)	(9,440,713)
Contract maintenance charges	(43,132)	(52,923)	(24,685)	(24,425)

Increase (decrease) in net assets from contract transactions	(12,023,268)	(12,430,348)	(6,591,952)	(1,886,578)

Net increase (decrease) in net assets	(40,673,179)	(6,837,901)	(21,981,650)	3,541,727

Net assets:
Beginning of the period	77,926,323	84,764,224	39,787,358	36,245,631

End of the period	$37,253,144	$77,926,323	$17,805,708	$39,787,358

See accompanying notes.

19

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007

	International Value Subaccount		Quality Bond Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$230,689	$958	$2,280,303	$2,507,792
Net realized capital gains (losses) on investments	2,982,587	6,123,297	(1,465,035)	(505,720)
Net change in unrealized appreciation/ depreciation of investments	(13,078,977)	(5,484,771)	(4,680,300)	(593,656)

Increase (decrease) in net assets from operations	(9,865,701)	639,484	(3,865,032)	1,408,416

Contract transactions
Net contract purchase payments	1,049	46,531	17,217	473,270
Transfer payments from (to) other subaccounts or general account	(1,606,850)	7,657,602	3,158,745	17,527,385
Contract terminations, withdrawals, and other deductions	(3,710,088)	(6,003,844)	(14,322,753)	(17,685,827)
Contract maintenance charges	(19,781)	(21,896)	(42,999)	(37,772)

Increase (decrease) in net assets from contract transactions	(5,335,670)	1,678,393	(11,189,790)	277,056

Net increase (decrease) in net assets	(15,201,371)	2,317,877	(15,054,822)	1,685,472

Net assets:
Beginning of the period	29,006,528	26,688,651	72,891,024	71,205,552

End of the period	$13,805,157	$29,006,528	$57,836,202	$72,891,024

See accompanying notes.

20

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007

	Developing Leaders Subaccount		Dreyfus Stock Index Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(196,783)	$(401,208)	$506,069	$291,067
Net realized capital gains (losses) on investments	(820,921)	8,526,435	(1,653,269)	7,388,763
Net change in unrealized appreciation/ depreciation of investments	(15,994,441)	(15,238,404)	(39,072,647)	(2,302,194)

Increase (decrease) in net assets from operations	(17,012,145)	(7,113,177)	(40,219,847)	5,377,636

Contract transactions
Net contract purchase payments	26,075	80,330	70,589	240,058
Transfer payments from (to) other subaccounts or general account	(963,772)	(1,967,906)	(2,345,860)	6,337,657
Contract terminations, withdrawals, and other deductions	(5,597,766)	(15,227,946)	(18,449,571)	(33,333,538)
Contract maintenance charges	(24,372)	(31,238)	(67,673)	(80,487)

Increase (decrease) in net assets from contract transactions	(6,559,835)	(17,146,760)	(20,792,515)	(26,836,310)

Net increase (decrease) in net assets	(23,571,980)	(24,259,937)	(61,012,362)	(21,458,674)

Net assets:
Beginning of the period	49,055,771	73,315,708	119,814,220	141,272,894

End of the period	$25,483,791	$49,055,771	$58,801,858	$119,814,220

See accompanying notes.

21

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007

	The Dreyfus Socially Responsible Growth Subaccount		Core Value Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(128,957)	$(250,074)	$372,193	$(48,929)
Net realized capital gains (losses) on investments	(1,453,650)	(2,224,024)	1,036,341	22,085,773
Net change in unrealized appreciation/ depreciation of investments	(6,254,290)	4,330,181	(20,441,948)	(21,784,434)

Increase (decrease) in net assets from operations	(7,836,897)	1,856,083	(19,033,414)	252,410

Contract transactions
Net contract purchase payments	17,949	26,483	18,524	51,232
Transfer payments from (to) other subaccounts or general account	(681,159)	(1,344,761)	(2,195,554)	9,218,639
Contract terminations, withdrawals, and other deductions	(3,400,335)	(7,127,099)	(7,750,322)	(12,352,774)
Contract maintenance charges	(19,041)	(23,156)	(50,076)	(61,445)

Increase (decrease) in net assets from contract transactions	(4,082,586)	(8,468,533)	(9,977,428)	(3,144,348)

Net increase (decrease) in net assets	(11,919,483)	(6,612,450)	(29,010,842)	(2,891,938)

Net assets:
Beginning of the period	25,106,854	31,719,304	58,498,781	61,390,719

End of the period	$13,187,371	$25,106,854	$29,487,939	$58,498,781

See accompanying notes.

22

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007

	MidCap Stock Subaccount		Technology Growth Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(144,873)	$(448,423)	$(232,285)	$(337,412)
Net realized capital gains (losses) on investments	3,642,331	7,794,153	(1,859,190)	(6,287,534)
Net change in unrealized appreciation/ depreciation of investments	(16,889,026)	(7,006,275)	(6,575,859)	9,575,382

Increase (decrease) in net assets from operations	(13,391,568)	339,455	(8,667,334)	2,950,436

Contract transactions
Net contract purchase payments	21,476	100,223	23,876	79,524
Transfer payments from (to) other subaccounts or general account	(961,494)	1,287,042	(653,866)	(1,236,962)
Contract terminations, withdrawals, and other deductions	(4,973,677)	(10,578,907)	(2,179,171)	(5,206,178)
Contract maintenance charges	(32,332)	(41,786)	(20,909)	(25,455)

Increase (decrease) in net assets from contract transactions	(5,946,027)	(9,233,428)	(2,830,070)	(6,389,071)

Net increase (decrease) in net assets	(19,337,595)	(8,893,973)	(11,497,404)	(3,438,635)

Net assets:
Beginning of the period	37,107,008	46,000,981	22,527,521	25,966,156

End of the period	$17,769,413	$37,107,008	$11,030,117	$22,527,521

See accompanying notes.

23

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007

	Transamerica Equity Subaccount
	2008	2007
Operations
Net investment income (loss)	$(185,484)	$(300,891)
Net realized capital gains (losses) on investments	1,574,557	2,590,308
Net change in unrealized appreciation/ depreciation of investments	(10,629,715)	694,143

Increase (decrease) in net assets from operations	(9,240,642)	2,983,560

Contract transactions
Net contract purchase payments	5,145	13,001
Transfer payments from (to) other subaccounts or general account	563,145	701,948
Contract terminations, withdrawals, and other deductions	(3,058,467)	(4,514,761)
Contract maintenance charges	(10,688)	(11,576)

Increase (decrease) in net assets from contract transactions	(2,500,865)	(3,811,388)

Net increase (decrease) in net assets	(11,741,507)	(827,828)

Net assets:
Beginning of the period	21,556,928	22,384,756

End of the period	$9,815,421	$21,556,928

See accompanying notes.

24

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA-2L of Transamerica Life Insurance Company (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Prior to October 1, 2008, the Mutual Fund Account was a segregated investment account of Transamerica Occidental Life Insurance Company (TOLIC), also an indirect wholly-owned subsidiary of AEGON N.V.

TOLIC merged into Transamerica Life effective October 1, 2008. As a result of this merger Transamerica Occidental Life Insurance Company Separate Account VA-2L underwent a name change to Separate Account VA-2L of Transmerica Life Insurance Company. This merger had no impact on the value of the Mutual Fund Account or its operations.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in these specific subaccounts is available to contract owners of the Dreyfus/Transamerica Triple Advantage Variable Annuity, issued by Transamerica Life.

Effective January 22, 2001, new contract owners may only invest in the Service Class Subaccounts, with the exception of the Money Market Subaccount and the Transamerica Equity Subaccount. The Initial Class Subaccounts, other than the Money Market Subaccount and the Transamerica Equity Subaccount, are only available to contract owners that purchased the contract prior to January 22, 2001.

Subaccount Investment by Fund:

Dreyfus Variable Investments Fund:	Dreyfus Stock Index Fund
Money Market Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Variable Investment Fund - Service Class:	Dreyfus Investment Portfolios - Service Class
Appreciation Portfolio	Core Value Portfolio
Quality Bond Portfolio	MidCap Stock Portfolio
Developing Leaders Portfolio	Technology Growth Portfolio
Growth and Income Portfolio	Transamerica Series Trust, Inc.:
International Equity Portfolio	Transamerica Equity
International Value Portfolio

25

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2008.

Realized capital gains and losses from the sale of shares in the Series Funds are determined on the first-in, first-out basis.

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

Effective January 1, 2008 the Company adopted Statement of Financial Accounting Standard (SFAS) No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The adoption did not have a material impact on the Company’s Financial Statements. See Note 8 to the Financial Statements for additional disclosure.

26

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2008

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2008

	Purchases	Sales
Dreyfus Variable Investments Fund:
Money Market Portfolio	$10,254,458	$49,503,903
Dreyfus Variable Investment Fund - Service Class:
Appreciation Portfolio
Initial	7,526,464	16,450,000
Service	3,268,624	7,821,983
Growth and Income Portfolio
Initial	6,594,758	10,135,577
Service	2,448,103	3,894,152
International Equity Portfolio
Initial	3,621,576	7,388,302
Service	925,046	2,658,177
International Value Portfolio
Initial	3,401,042	4,287,011
Service	2,149,006	2,195,031
Quality Bond Portfolio
Initial	5,261,674	8,836,085
Service	2,985,576	8,320,659
Developing Leaders Portfolio
Initial	2,451,859	6,618,030
Service	553,991	1,035,979

27

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2008

2. Investments (continued)

	Purchases	Sales
Dreyfus Stock Index Fund
Initial	$1,625,667	$16,319,138
Service	1,363,053	6,942,915
The Dreyfus Socially Responsible Growth Fund, Inc.
Initial	233,635	3,709,148
Service	339,640	1,075,666
Dreyfus Investment Portfolios - Service Class
Core Value Portfolio
Initial	3,853,361	6,051,215
Service	4,286,696	6,063,857
MidCap Stock Portfolio
Initial	3,398,294	4,271,066
Service	2,713,576	3,438,766
Technology Growth Portfolio
Initial	306,015	2,695,126
Service	205,680	878,921
Transamerica Series Trust, Inc.:
Transamerica Equity	2,291,953	4,381,422

28

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Money Market Subaccount	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount
Units outstanding at January 1, 2007	34,036,635	9,819,467	4,185,680	1,767,985
Units purchased	1,130,991	27,229	14,014	9,794
Units redeemed and transferred	99,661,264	(1,574,029)	(349,446)	25,119

Units outstanding at December 31, 2007	134,828,890	8,272,667	3,850,248	1,802,898
Units purchased	1,170,722	20,127	17,861	13,030
Units redeemed and transferred	(29,957,935)	(1,175,295)	(728,818)	(287,004)

Units outstanding at December 31, 2008	106,041,677	7,117,499	3,139,290	1,528,924

	International Value Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount	Dreyfus Stock Index Subaccount
Units outstanding at January 1, 2007	2,087,373	9,571,826	1,965,794	7,555,375
Units purchased	6,589	40,019	4,050	12,185
Units redeemed and transferred	158,691	186,656	(311,116)	(926,985)

Units outstanding at December 31, 2007	2,252,653	9,798,501	1,658,728	6,640,575
Units purchased	10,196	23,089	3,191	16,760
Units redeemed and transferred	(349,879)	(1,129,697)	(196,787)	(1,031,385)

Units outstanding at December 31, 2008	1,912,970	8,691,893	1,465,132	5,625,950

29

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding (continued)

	The Dreyfus Socially Responsible Growth Subaccount	Core Value Subaccount	MidCap Stock Subaccount	Technology Growth Subaccount
Units outstanding at January 1, 2007	1,366,159	8,385,486	5,066,716	4,308,338
Units purchased	5,202	19,033	13,383	21,858
Units redeemed and transferred	(268,574)	(486,082)	(645,855)	(981,359)

Units outstanding at December 31, 2007	1,102,787	7,918,437	4,434,244	3,348,837
Units purchased	6,390	25,157	23,168	18,995
Units redeemed and transferred	(158,832)	(1,312,323)	(605,505)	(456,017)

Units outstanding at December 31, 2008	950,345	6,631,271	3,851,907	2,911,815

	Transamerica Equity Subaccount
Units outstanding at January 1, 2007	1,599,212
Units purchased	3,393
Units redeemed and transferred	(258,641)

Units outstanding at December 31, 2007	1,343,964
Units purchased	19,976
Units redeemed and transferred	(192,227)

Units outstanding at December 31, 2008	1,171,713

30

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Exp Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Money Market
	12/31/2008	106,041,677	$1.08	to	$1.02	$151,450,292	2.75%	1.30%	to	2.50%	1.22	to	0.03%
	12/31/2007	134,828,890	1.07	to	1.02	190,801,881	4.48	1.30	to	2.50	3.52	to	2.30
	12/31/2006	34,036,635	1.04	to	0.99	46,929,901	4.49	1.30	to	2.50	3.25	to	2.05
	12/31/2005	36,972,839	1.00	to	0.97	49,503,250	2.64	1.30	to	2.50	1.34	to	0.16
	12/31/2004	41,354,208	0.99	to	0.97	54,722,937	0.78	1.30	to	2.50	(0.49)	to	(1.66)
Appreciation
	12/31/2008	7,117,499	0.89	to	0.98	71,665,728	2.08	1.30	to	2.50	(30.63)	to	(31.44)
	12/31/2007	8,272,667	1.28	to	1.42	128,954,545	1.57	1.30	to	2.50	5.47	to	4.23
	12/31/2006	9,819,467	1.22	to	1.37	150,813,963	1.56	1.30	to	2.50	14.72	to	13.38
	12/31/2005	11,595,850	1.06	to	1.21	164,605,094	0.01	1.30	to	2.50	2.78	to	1.59
	12/31/2004	13,305,817	1.03	to	1.19	195,377,207	1.51	1.30	to	2.50	3.45	to	2.23
Growth and Income
	12/31/2008	3,139,290	0.74	to	0.86	37,253,144	0.60	1.30	to	2.50	(41.30)	to	(41.99)
	12/31/2007	3,850,248	1.27	to	1.48	77,926,323	0.72	1.30	to	2.50	6.80	to	5.54
	12/31/2006	4,185,680	1.19	to	1.40	84,764,224	0.74	1.30	to	2.50	12.85	to	11.53
	12/31/2005	4,842,385	1.05	to	1.26	92,686,794	1.30	1.30	to	2.50	1.89	to	0.70
	12/31/2004	5,770,203	1.03	to	1.25	114,944,849	1.15	1.30	to	2.50	5.84	to	4.60
International Equity
	12/31/2008	1,528,924	1.25	to	1.41	17,805,708	1.82	1.30	to	2.50	(43.10)	to	(43.77)
	12/31/2007	1,802,898	2.19	to	2.51	39,787,358	1.56	1.30	to	2.50	15.33	to	13.98
	12/31/2006	1,767,985	1.90	to	2.20	36,245,631	0.77	1.30	to	2.50	21.48	to	20.06
	12/31/2005	1,767,768	1.56	to	1.83	32,467,532	0.38	1.30	to	2.50	12.99	to	11.67
	12/31/2004	1,873,770	1.38	to	1.64	31,509,311	3.88	1.30	to	2.50	22.60	to	21.16
Transamerica Equity
	12/31/2008	1,171,713	0.94	to	0.98	9,815,421	0.23	1.30	to	2.50	(46.70)	to	(47.33)
	12/31/2007	1,343,964	1.77	to	1.86	21,556,928	—	1.30	to	2.50	14.78	to	13.43
	12/31/2006	1,599,212	1.54	to	1.64	22,384,756	—	1.30	to	2.50	7.32	to	6.07
	12/31/2005	1,864,747	1.44	to	1.55	25,030,430	0.35	1.30	to	2.50	15.05	to	13.70
	12/31/2004	2,073,039	1.25	to	1.36	24,749,030	—	1.30	to	2.50	14.32	to	12.98

31

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Exp Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
International Value
	12/31/2008	1,912,970	$1.08	to	$1.29	$13,805,157	2.60%	1.30%	to	2.50%	(38.29)	to	(39.01)%
	12/31/2007	2,252,653	1.74	to	2.11	29,006,528	1.40	1.30	to	2.50	2.58	to	1.38
	12/31/2006	2,087,373	1.70	to	2.09	26,688,651	1.31	1.30	to	2.50	20.82	to	19.41
	12/31/2005	2,180,375	1.41	to	1.75	24,848,767	—	1.30	to	2.50	10.26	to	8.97
	12/31/2004	2,229,537	1.28	to	1.60	23,457,036	1.07	1.30	to	2.50	18.29	to	16.90
Quality Bond
	12/31/2008	8,691,893	1.09	to	0.96	57,836,202	5.16	1.30	to	2.50	(5.69)	to	(6.80)
	12/31/2007	9,798,501	1.16	to	1.03	72,891,024	4.74	1.30	to	2.50	1.97	to	0.77
	12/31/2006	9,571,826	1.14	to	1.02	71,205,552	4.50	1.30	to	2.50	2.57	to	1.37
	12/31/2005	11,241,563	1.11	to	1.00	86,347,661	3.54	1.30	to	2.50	0.95	to	(0.23)
	12/31/2004	12,962,478	1.10	to	1.01	105,333,092	3.94	1.30	to	2.50	1.72	to	0.53
Developing Leaders
	12/31/2008	1,465,132	0.61	to	0.75	25,483,791	0.91	1.30	to	2.50	(38.57)	to	(39.30)
	12/31/2007	1,658,728	0.99	to	1.24	49,055,771	0.77	1.30	to	2.50	(12.42)	to	(13.46)
	12/31/2006	1,965,794	1.13	to	1.43	73,315,708	0.39	1.30	to	2.50	2.20	to	1.00
	12/31/2005	2,299,895	1.11	to	1.41	87,691,437	—	1.30	to	2.50	4.21	to	2.99
	12/31/2004	2,578,914	1.06	to	1.37	106,648,703	0.17	1.30	to	2.50	9.62	to	8.33
Dreyfus Stock Index
	12/31/2008	5,625,950	0.84	to	0.93	58,801,858	2.04	1.30	to	2.50	(38.13)	to	(38.86)
	12/31/2007	6,640,575	1.35	to	1.52	119,814,220	1.62	1.30	to	2.50	3.64	to	2.42
	12/31/2006	7,555,375	1.31	to	1.48	141,272,894	1.56	1.30	to	2.50	13.73	to	12.40
	12/31/2005	8,447,454	1.15	to	1.32	150,849,886	1.53	1.30	to	2.50	3.10	to	1.89
	12/31/2004	9,466,329	1.11	to	1.30	178,883,663	1.68	1.30	to	2.50	8.93	to	7.65
Core Value
	12/31/2008	6,631,271	0.88	to	1.02	29,487,939	2.33	1.30	to	2.50	(36.76)	to	(37.50)
	12/31/2007	7,918,437	1.40	to	1.62	58,498,781	1.41	1.30	to	2.50	1.46	to	0.27
	12/31/2006	8,385,486	1.38	to	1.62	61,390,719	1.25	1.30	to	2.50	19.61	to	18.22
	12/31/2005	9,548,374	1.15	to	1.37	60,770,339	0.36	1.30	to	2.50	3.91	to	2.69
	12/31/2004	10,647,609	1.11	to	1.33	68,059,076	1.10	1.30	to	2.50	10.01	to	8.72

32

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Exp Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
The Dreyfus Socially Responsible Growth
	12/31/2008	950,345	$0.74	to	$0.88	$13,187,371	0.75%	1.30%	to	2.50%	(35.43)	to	(36.19)%
	12/31/2007	1,102,787	1.14	to	1.38	25,106,854	0.53	1.30	to	2.50	6.11	to	4.86
	12/31/2006	1,366,159	1.07	to	1.32	31,719,304	0.09	1.30	to	2.50	7.56	to	6.31
	12/31/2005	1,627,779	1.00	to	1.24	36,751,665	—	1.30	to	2.50	2.03	to	0.84
	12/31/2004	2,029,806	0.98	to	1.23	44,775,725	—	1.30	to	2.50	4.58	to	3.35
MidCap Stock
	12/31/2008	3,851,907	0.79	to	0.89	17,769,413	0.92	1.30	to	2.50	(41.21)	to	(41.91)
	12/31/2007	4,434,244	1.35	to	1.54	37,107,008	0.38	1.30	to	2.50	0.08	to	(1.10)
	12/31/2006	5,066,716	1.34	to	1.56	46,000,981	0.31	1.30	to	2.50	6.30	to	5.06
	12/31/2005	5,955,062	1.26	to	1.48	52,516,736	0.02	1.30	to	2.50	7.54	to	6.29
	12/31/2004	6,373,383	1.18	to	1.39	54,775,040	0.30	1.30	to	2.50	12.76	to	11.44
Technology Growth
	12/31/2008	2,911,815	0.71	to	0.85	11,030,117	—	1.30	to	2.50	(42.00)	to	(42.68)
	12/31/2007	3,348,837	1.23	to	1.49	22,527,521	—	1.30	to	2.50	12.96	to	11.63
	12/31/2006	4,308,338	1.09	to	1.33	25,966,156	—	1.30	to	2.50	2.70	to	1.50
	12/31/2005	5,382,627	1.06	to	1.31	31,366,285	—	1.30	to	2.50	2.16	to	0.96
	12/31/2004	6,797,980	1.04	to	1.30	39,613,367	—	1.30	to	2.50	(1.06)	to	(2.22)

33

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

34

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

There are subaccounts that have total return ranges outside of the range indicated above. The following is a list of the subaccounts and their corresponding lowest and highest total return.

Subaccount	2008 Total Return Range
Appreciation	(31.44)%	to	(30.53)%
Growth and Income	(41.99)%	to	(39.62)%
International Equity	(43.77)%	to	(41.08)%
International Value	(40.04)%	to	(38.19)%
Quality Bond	(6.80)%	to	(1.81)%
Developing Leaders	(39.30)%	to	(35.98)%
Dreyfus Stock Index	(38.86)%	to	(35.63)%
The Dreyfus Socially Responsible Growth	(36.19)%	to	(34.36)%
Core Value	(37.50)%	to	(35.31)%
MidCap Stock	(41.91)%	to	(37.91)%
Technology Growth	(42.68)%	to	(35.59)%
Transamerica Equity	(47.33)%	to	(42.35)%

35

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	2007 Total Return Range
Appreciation	4.23%	to	5.65%
Growth and Income	5.54	to	9.79
International Equity	13.98	to	19.38
International Value	(0.39)	to	2.71
Quality Bond	0.77	to	6.11
Developing Leaders	(13.46)	to	(8.77)
Dreyfus Stock Index	2.42	to	7.78
The Dreyfus Socially Responsible Growth	4.86	to	7.81
Core Value	0.27	to	3.74
MidCap Stock	(1.10)	to	5.64
Technology Growth	11.63	to	25.39
Transamerica Equity	13.43	to	24.10

36

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	2006 Total Return Range
Appreciation	13.38%	to	14.87%
Growth and Income	11.53	to	15.96
International Equity	20.06	to	25.68
International Value	17.27	to	20.91
Quality Bond	1.37	to	6.69
Developing Leaders	1.00	to	6.41
Dreyfus Stock Index	12.40	to	18.22
The Dreyfus Socially Responsible Growth	6.31	to	9.24
Core Value	18.22	to	22.24
MidCap Stock	5.06	to	12.16
Technology Growth	1.50	to	13.95
Transamerica Equity	6.07	to	15.98

37

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	2005 Total Return Range
Appreciation	3.85%	to	6.64%
Growth and Income	5.33	to	10.10
International Equity	35.30	to	42.40
International Value	25.79	to	30.61
Quality Bond	0.30	to	6.13
Developing Leaders	11.57	to	18.18
Dreyfus Stock Index	9.69	to	16.00
The Dreyfus Socially Responsible Growth	4.21	to	7.67
Core Value	11.65	to	16.08
MidCap Stock	18.44	to	27.13
Technology Growth	(1.28)	to	11.43
Transamerica Equity	28.46	to	41.22

38

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	2004 Total Return Range
Appreciation	2.23%	to	3.59%
Growth and Income	4.60	to	8.64
International Equity	21.16	to	26.71
International Value	14.70	to	18.36
Quality Bond	0.53	to	5.70
Developing Leaders	8.33	to	14.02
Dreyfus Stock Index	7.65	to	13.12
The Dreyfus Socially Responsible Growth	3.35	to	6.10
Core Value	8.72	to	12.31
MidCap Stock	11.44	to	18.85
Technology Growth	(2.22)	to	9.67
Transamerica Equity	12.98	to	23.42

39

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2008

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.15% to 2.35%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges. An administrative expense charge is also deducted by Transamerica Life from each subaccount on a daily basis, which is equal, on an annual basis, to .15% of the daily net asset value of the subaccount. This amount may change, but it is guaranteed not to exceed a maximum effective annual rate of .25%.

The following charges are deducted from a contract holder’s account by Transamerica Life and not directly from the Mutual Fund Account. An annual contract fee is deducted at the end of each contract year prior to the annuity date. Currently, this charge is $35 (or 2% of the account value, if less). After the annuity date this charge is referred to as the Annuity Fee.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

40

Separate Account VA-2L of

Transamerica Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2008

8. Fair Value Measurements and Fair Value Hierarchy

SFAS No. 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

41

PART C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 13.

	(1)	(b	)	Consent of Board of Directors - Merger. Note 13

	(2)			Not Applicable.

	(3)	(a	)	Amended and Restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 1.

		(a	)(2)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 2.

		(a	)(3)	Amendment No. 9 to Amended and Restated Principal Underwriting Agreement. Note 3.

		(a	)(4)	Amendment No. 10 to Amended and Restated Principal Underwriting Agreement. Note 14.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between Transamerica Capital, Inc. and the Broker/Dealer. Note 3.

	(4)	(a	)	Form of Individual Contract and Endorsements. Note 4.

		(b	)	Form of Liquidity Rider. Note 4.

		(c	)	Form of Premium Enhancement Rider. Note 5.

		(d	)	Form of Tax Relief II Rider. Note 6.

		(e	)	Form of GMIB Rider II. Note 6.

	(5)	(a	)	Form of Application. Note 6.

	(6)	(a	)	Articles of Incorporation of Transamerica Life Insurance Company. Note 7.

		(b	)	ByLaws of Transamerica Life Insurance Company. Note 7.

	(7)			Reinsurance Agreements. Note 8.

		(a	)	Reinsurance agreement between Transamerica Life Insurance & annuity Company and Swiss RE Life & Health America Inc. Note. 14.

		(b	)	Reinsurance agreement between Transamerica Occidental Life Insurance Company and North America Reassurance Company. Note. 14.

		(c	)	Reinsurance agreement No. FUV-1 between Transamerica Life Insurance Co. and Union Hamilton Reinsurance Limited. Note. 14.

		(c	)1	Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Co. and Union Hamilton Reinsurance Limited. Note. 14.

		(d	)	Reinsurance agreement No. FUV-011 between Transamerica Life Insurance Co. and Scottish Annuity and Life International Insurance Co. (Bermuda) Limited. Note. 14.

		(e	)	Reinsurance agreement between Transamerica Life Insurance Co. and Transamerica International RE(Bermuda) LTD. Note. 14.

		(f	)	Reinsurance agreement between American United Life Insurance Co. and Transamerica Life Insurance Co. Note. 14.

	(8)	(a	)	Participation Agreement (Dreyfus). Note 13.

		(b	)	Participation Agreement (Transamerica Series Trust). Note 9.

		(b	)(1)	Amendment No. 16 to Participation Agreement. Note 10.

		(b	)(2)	Amendment No. 17 to Participation Agreement. Note 11.

	(b	)(3)	Amendment No. 20 to Participation Agreement. Note 4.

	(b	)(4)	Amendment No. 31 to Participation Agreement. Note 8.

	(b	)(5)	Amendment No. 32 to Participation Agreement. Note 12.

(9)	(a	)	Opinion and Consent of Counsel. Note 14.

	(b	)	Consent of Counsel. Note 14.

(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 14.

(11)			Not applicable.

(12)			Not applicable.

(13)			Powers of Attorney. Craig D. Vermie, Arthur Schneider, Eric J. Martin, Brenda K. Clancy, M. Craig Fowler, Kenneth Kilbane and Mark W. Mullin) Note 13.

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-98891) filed on August 29, 2002.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 7 to form N-4 Registration Statement (File No. 333-109580) filed on April 27, 2007.

Note 3.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-149336) on February 21, 2008.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 22 to N-4 Registration Statement (File No. 033-49998) filed on September 5, 2002.

Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 23 to N-4 Registration Statement (File No. 033-49998) filed on February 26, 2003.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 25 to N-4 Registration Statement (File No. 033-49998) filed on April 29, 2003.

Note 7.	Incorporated herein by reference to Initial Filing of form N-4 Registration Statement (File No. 333-62738) filed on June 11, 2001.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-109580) filed on January 7, 2005.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-26209) filed on April 29, 1998.

Note 10.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-62738) filed on June 11, 2001.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 25 to form N-4 Registration Statement (File No. 033-33085) filed on April 27, 2001.

Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 27 to form N-4 Registration Statement (File No. 033-49998) filed on April 29, 2005.

Note 13.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-153773) filed on October 2, 2008.

Note 14.	Filed herewith

Item 25.	Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, Secretary, and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Chief Tax Officer, and Senior Vice President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and President

M. Craig Fowler 400 West Market Street Louisville, KY 40202	Vice President and Treasurer

Kenneth Kilbane 1150 South Olive St Los Angeles, CA 90015	Director and Chairman of the Board

Mark W. Mullin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Chief Executive Officer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

ADMS Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (71.11%) ; Monumental Life Insurance Company (28.89%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, LLC.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose

CGC Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency

Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company

Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% Transamerica Life Insurance Company	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Transamerica Financial Advisors, Inc.	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Investments

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments I, LLC	Delaware	100%Transamerica Life Insurance Company	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Security Life of Denver, a non-affiliate of AEGON (20.979%), ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (66.012%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Gemini Investment, Inc.	Delaware	100% Transamerica Life Insurance Company	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, LLC. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Company	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Company	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (41.4%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (48.2%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	CA	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBK Insurance Agency of Ohio, Inc.	Ohio	100% owned by Transamerica Financial Advisors, Inc.;	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corporation	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda— will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International B.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,415 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Life Insurance Company	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Commonwealth General Corporation	Provider of administrative services

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners

As of March 31, 2009, there were 12,056 Contract owners.

Item 28.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Separate Account VL A, Separate Account VUL-3 and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

John T. Mallett	(1)	Director

Mark W. Mullin	(6)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Wesley J. Hodgson	(2)	Assistant Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Secretary

Elizabeth Belanger	(6)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 North Charles Street, Baltimore, MD 21201
(6)	4 Manhattanville Rd, Purchase, NY 10577

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions (1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$499,293	0	0	0

(1)	Fiscal Year 2008.

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, by the undersigned in the City of Cedar Rapids, State of Iowa on this 28th day of April, 2009.

SEPARATE ACCOUNT VA-2L

TRANSAMERICA LIFE
INSURANCE COMPANY
(DEPOSITOR)

*
Brenda K. Clancy
President and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures	Titles	Date

* Kenneth Kilbane	Director and Chairman of the Board	____________,2009

* Mark W. Mullin	Director and Chief Executive Officer	____________,2009

* Brenda K. Clancy	Director and President	____________,2009

* M. Craig Fowler	Vice President and Treasurer	____________,2009

* Craig D. Vermie	Director, Senior Vice President, Secretary, and General Counsel	____________,2009

* Arthur Schneider	Director, Chief Tax Officer and Senior Vice President	____________,2009

* Eric J. Martin	Corporate Controller and Vice President	____________,2009

/s/ Darin D. Smith *By: Darin D. Smith	Vice President General Counsel and Assistant Secretary	April 28, 2009

*By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No.

33-49998

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(3)(a)(4)	Amendment No.10 to Amended and Restated Principal Underwriting Agreement

(7)(a)	Reinsurance Agreement between Transamerica Life Insurance Co. and Swiss RE Life and Health America Inc.

(7)(b)	Reinsurance Agreement between Transamerica Occidental Life Insurance Company and North American Reassurance Company

(7)(c)	Reinsurance Agreement No. FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited

(7)(c)(1)	Reinsurance Agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited

(7)(d)	Reinsurance Agreement No. FUV-011 between Transamerica Life Insurance Company and Scottish Annuity and Life International Insurance Company(Bermuda)Limited

(7)(e)	Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE(Bermuda)LTD

(7)(f)	Reinsurance Agreement between American United Life Insurance Company and Transamerica Life Insurance Company

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.